UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 59.9%
Federal Farm Credit Banks
5.050%, 11/06/17	$1,000	$1,003,846
1.002%, 11/29/17	6,000	5,990,333
1.125%, 12/18/17	2,000	2,001,198
0.940%, 03/19/18	1,500	1,498,404
0.700%, 04/06/18	1,360	1,356,443
Federal Home Loan Banks
1.063%, 10/16/17	6,000	5,997,527
0.850%, 02/27/18	1,730	1,727,746
1.375%, 03/09/18	1,400	1,401,082
1.136%, 03/13/18	4,500	4,477,118
Federal Home Loan Mortgage Corp.
0.950%, 10/02/17	5,000	5,000,000
(1 M ICE LIBOR + 0.040%) 1.276%, 11/13/17 •	4,725	4,725,848
0.750%, 01/12/18	2,750	2,746,913
Federal National Mortgage Association
2.300%, 11/24/17	5,000	5,009,107
0.992%, 12/06/17	5,000	4,991,063
1.000%, 01/30/18	2,000	1,999,040
0.875%, 02/08/18	2,310	2,307,555
Tennessee Valley Authority
1.001%, 10/10/17	6,000	5,998,667

Total AGENCY OBLIGATION (Cost $58,231,890)		58,231,890

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bill
1.050%, 10/05/17	6,500	6,499,432
1.175%, 10/12/17	5,500	5,498,208
1.092%, 10/19/17	3,000	2,998,456
0.971%, 12/14/17	5,000	4,990,175
U.S. Treasury Note
0.875%, 10/15/17	3,000	2,999,801
(3 M UST Bill Money Market Yield + 0.170%) 1.221%, 10/31/17 •	3,000	3,000,402
0.750%, 12/31/17	8,000	7,992,884
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,979,358)		33,979,358

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.4%
Goldman Sachs Financial Square Funds - Government Fund (Cost $5,281,851)	5,281,851	5,281,851

TOTAL INVESTMENTS — 100.2% (Cost $97,493,099)		$97,493,099

Other Assets & Liabilities — (0.2)%		(199,736)

TOTAL NET ASSETS — 100.0%		$97,293,363

†	See Security Valuation Note.
•	Variable Rate Security. The rate shown is the rate in effect on September 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$33,979,358	$19,986,271	$13,993,087	$—
AGENCY OBLIGATION	58,231,890	32,454,708	25,777,182	—
SHORT-TERM INVESTMENTS	5,281,851	5,281,851	—	—

TOTAL INVESTMENTS	$97,493,099	$57,722,830	$39,770,269	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 23.0%
Ally Auto Receivables Trust 2014-2 2.100%, 03/16/20	$1,000	$1,003,515
AmeriCredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	623	624,070
Apidos CLO XVIII 2014 (3 M ICE LIBOR + 3.250%) 4.563%, 07/22/26 144A @,•	1,000	1,005,632
B&M CLO 2014-1 Ltd. 2014 (3 M ICE LIBOR + 2.800%) 4.104%, 04/16/26 144A @,•	1,500	1,508,684
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 2.131%, 02/01/22 144A @,•	2,000	1,991,144
Chrysler Capital Auto Receivables Trust 2013-BA 2.240%, 09/16/19 144A @	1,705	1,707,517
Chrysler Capital Auto Receivables Trust 2014-B BA 1.760%, 12/16/19 144A @	1,715	1,716,731
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	1,241	1,235,652
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	970	973,054
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34 •	1	915
Ford Credit Auto Owner Trust 2013-D 1.540%, 03/15/19	2,780	2,780,047
Ford Credit Auto Owner Trust 2014-A 1.710%, 05/15/19	1,450	1,451,536
Grayson CLO Ltd. 1A (3 M ICE LIBOR + 0.700%) 2.011%, 11/01/21 144A @,•	2,000	1,984,880
Greenbriar CLO Ltd. 1A (3 M ICE LIBOR + 1.750%) 3.061%, 11/01/21 144A @,•	3,367	3,368,179
Honda Auto Receivables Owner Trust 2014-4 1.460%, 10/15/20	2,500	2,499,986
Limerock CLO III LLC 2014-3A (3 M ICE LIBOR + 1.200%) 2.507%, 10/20/26 144A @,•	1,695	1,697,056
Mercedes-Benz Auto Lease Trust 2016-B 1.350%, 08/15/19	2,500	2,493,157
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 2.934%, 11/15/30 144A @,•	1,500	1,555,693
Nissan Auto Lease Trust 2016-A 1.490%, 03/15/19	2,500	2,499,699
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 2.011%, 08/01/24 144A @,•	2,065	2,052,350

	Par (000)	Value†

SLM Student Loan Trust 2005-10 (3 M ICE LIBOR + 0.270%) 1.584%, 10/26/26 •	$2,438	$2,350,951
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 3.184%, 08/16/32 144A @,•	2,405	2,499,242
Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 2.447%, 10/20/26 144A @,•	2,500	2,506,350
Sound Point CLO VIII Ltd. 2015-1A (3 M ICE LIBOR + 1.530%) 2.834%, 04/15/27 144A @,•	1,885	1,887,777
Susquehanna Auto Receivables Trust 2014-1 1A 1.430%, 08/15/19 144A @	691	691,000
THL Credit Wind River 2014-2 CLO Ltd. (3 M ICE LIBOR + 1.450%) 2.754%, 07/15/26 144A @,•	900	900,422
Toyota Auto Receivables 2016-C 1.000%, 01/15/19	877	876,187
Westchester CLO Ltd. 2007-1A B (3 M ICE LIBOR + 0.440%) 1.751%, 08/01/22 144A @,•	2,500	2,485,610
TOTAL ASSET BACKED SECURITIES (Cost $48,038,669)		48,347,036

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.1%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY, Class B (1 M ICE LIBOR + 1.500%) 2.727%, 09/15/26 144A @,•	1,000	1,001,638
Chicago Skyscraper Trust 2017 SKY SKY (1 M ICE LIBOR + 1.100%) 2.334%, 02/15/30 144A @,•	1,000	1,000,621
FHLMC Multifamily Structured Pass-Through Certificates Series K019 Class X1 1.820%, 03/25/22 •	28,677	1,759,483
FREMF Mortgage Trust Series 2010-K6 Class B 5.542%, 12/25/46 144A @,•	3,000	3,187,363
FREMF Mortgage Trust Series 2011144A @,•
5.685%, 04/25/20 K7 Class B	1,200	1,284,509
4.931%, 04/25/44 K702 Class B	2,275	2,297,170
5.341%, 02/25/47 K14 Class B	1,050	1,134,661
FREMF Mortgage Trust Series 2012144A @,•
3.883%, 02/25/45 K708 Class C	2,000	2,023,174
3.942%, 06/25/47 K710 Class C	2,110	2,137,256
FREMF Mortgage Trust Series 2013-KF02 Class C (1 M ICE LIBOR + 4.000%) 5.232%, 12/25/45 144A @,•	399	402,840
Government National Mortgage Association 2011 3.200%, 11/16/44	447	448,031
GS Mortgage Securities Trust 2010-C1 C1 5.148%, 08/10/43 144A @	2,000	2,111,641

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
GS Mortgage Securities Trust 2013-NYC5 Class G 3.771%, 01/10/30 144A @,•	$2,000	$2,004,364
GSCCRE Commercial Mortgage Trust 2015-HULA Class B (1 M ICE LIBOR + 2.300%) 3.534%, 08/15/32 144A @,•	2,000	2,006,233
WFRBS Commercial Mortgage Trust 2012- C7 Class XA 1.603%, 06/15/45 144A @,•	51,610	2,711,945

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $26,174,787)		25,510,929

CORPORATE BONDS — 51.8%
Airlines — 10.2%
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @	2,004	2,052,982
Continental Airlines 1999-1 Class A, Pass Through Trust 6.545%, 08/02/20	496	513,377
Continental Airlines 1999-2 Pass Through Trust 7.256%, 09/15/21	1,524	1,619,671
Continental Airlines 2000-2 Pass Through Trust 7.707%, 10/02/22	376	404,822
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/21	1,516	1,599,593
Continental Airlines 2012-3 Class C Pass Through Trust 6.125%, 04/29/18	1,910	1,950,588
Delta Air Lines 2007-1 Class B Pass Through Trust 8.021%, 02/10/24	1,063	1,212,045
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/20	980	1,009,303
Delta Air Lines 2012-1 Class B Pass Through Trust 6.875%, 05/07/19 144A @	2,086	2,200,617
Delta Air Lines, Inc. 2.875%, 03/13/20	2,000	2,022,491
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/21	2,485	2,711,876
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 05/01/19	1,824	1,842,454
US Airways 2012-1 Class B Pass Through Trust 8.000%, 04/01/21	2,151	2,333,405

		21,473,224

	Par (000)	Value†

Auto Manufacturers — 1.0%
American Honda Finance Corp. 1.550%, 12/11/17	$2,000	$2,000,709

Banks — 3.2%
Citigroup, Inc. 6.125%, 05/15/18	1,600	1,642,120
JPMorgan Chase Bank NA 1.450%, 09/21/18	1,000	998,297
State Street Corp. 4.956%, 03/15/18	3,000	3,042,138
Wells Fargo Bank NA 6.000%, 11/15/17	1,000	1,005,300

		6,687,855

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (3 M ICE LIBOR + 0.690%) 2.001%, 08/01/18 •	900	904,337

Building Materials — 1.0%
Martin Marietta Materials, Inc. (3 M ICE LIBOR + 0.650%) 1.965%, 05/22/20 •	2,000	2,008,088

Chemicals — 1.7%
CF Industries, Inc. 6.875%, 05/01/18	2,000	2,055,000
Methanex Corp. 3.250%, 12/15/19	1,453	1,466,367

		3,521,367

Computers — 0.9%
EMC Corp. 1.875%, 06/01/18	2,000	1,992,060

Diversified Financial Services — 3.3%
Air Lease Corp. 2.625%, 09/04/18	2,000	2,015,896
Ally Financial, Inc.
3.600%, 05/21/18	1,000	1,007,700
3.250%, 11/05/18	1,000	1,008,910
Ford Motor Credit Co. LLC 1.724%, 12/06/17	2,000	2,000,140
Visa, Inc. 1.200%, 12/14/17	1,000	1,000,345

		7,032,991

Electric — 1.2%
Fortive Corp. 1.800%, 06/15/19	1,500	1,498,619
San Diego Gas & Electric Co. 1.914%, 02/01/22	1,032	1,025,451

		2,524,070

Entertainment — 0.8%
Scientific Games International, Inc. 7.000%, 01/01/22 144A @	1,500	1,591,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — 1.7%
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	$1,500	$1,488,514
Smithfield Foods, Inc. 2.700%, 01/31/20 144A @	2,000	2,006,158

		3,494,672

Healthcare Products — 0.5%
Stryker Corp. 2.000%, 03/08/19	1,000	1,002,108

Healthcare Services — 5.0%
Abbott Laboratories 2.350%, 11/22/19	2,000	2,016,288
Aetna Inc. 1.700%, 06/07/18	1,500	1,500,997
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	2,007,017
HCA, Inc. 3.750%, 03/15/19	3,000	3,063,750
Zimmer Biomet Holdings, Inc. 2.000%, 04/01/18	2,000	2,002,054

		10,590,106

Housewares — 1.1%
Newell Brands, Inc. 5.000%, 11/15/23	2,250	2,399,174

Internet — 0.5%
eBay Inc. 2.500%, 03/09/18	1,000	1,003,873

Machinery — Diversified — 1.4%
Stanley Black & Decker, Inc.
1.622%, 11/17/18	2,000	1,995,624
2.451%, 11/17/18	1,000	1,006,322

		3,001,946

Media — 1.5%
Historic TW, Inc. 6.875%, 06/15/18	2,000	2,068,906
Time Warner Cos, Inc. 7.250%, 10/15/17	1,117	1,119,070

		3,187,976

Oil & Gas — 1.9%
Chevron Corp. 1.345%, 11/15/17	2,000	2,000,185
EQT Corp. 2.500%, 10/01/20	1,000	1,003,722
Rice Energy, Inc. 7.250%, 05/01/23	1,000	1,077,500

		4,081,407

Oil & Gas Services — 1.0%
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	2,011,463

	Par (000)	Value†

Pharmaceuticals — 1.4%
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	$2,000	$1,996,046
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	1,000	985,546

		2,981,592

Pipelines — 3.4%
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	1,500	1,606,875
NuStar Logistics LP 8.150%, 04/15/18	1,500	1,545,000
Rockies Express Pipeline LLC144A @
6.850%, 07/15/18	950	980,875
6.000%, 01/15/19	2,000	2,070,000
Targa Resources Partners LP 5.000%, 01/15/18	1,000	1,000,000

		7,202,750

Retail — 1.2%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/22 144A @	1,000	1,003,240
QVC, Inc. 3.125%, 04/01/19	1,500	1,515,284

		2,518,524

Semiconductors — 1.9%
NXP BV/NXP Funding LLC144A @
3.750%, 06/01/18	1,000	1,010,000
5.750%, 03/15/23	1,000	1,043,750
QUALCOMM, Inc. (3 M ICE LIBOR + 0.450%) 1.766%, 05/20/20 •	2,000	2,012,667

		4,066,417

Software — 2.2%
Activision Blizzard, Inc. 2.300%, 09/15/21	1,000	994,360
CDK Global, Inc. 3.800%, 10/15/19	1,500	1,543,125
VMware, Inc. 2.300%, 08/21/20	2,000	2,005,855

		4,543,340

Telecommunications — 2.2%
Crown Castle Towers LLC 6.113%, 01/15/40 144A @	1,867	1,994,862
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	556	597,238
Sprint Spectrum Co. LLC 3.360%, 03/20/23 144A @	2,000	2,030,000

		4,622,100

Trucking and Leasing — 1.2%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,512,779

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Trucking and Leasing — (continued)
Park Aerospace Holdings Ltd. 3.625%, 03/15/21 144A @	$1,000	$1,002,500

		2,515,279

TOTAL CORPORATE BONDS (Cost $108,516,003)		108,959,303

MUNICIPAL BOND — 1.1%
State of California, Los Angeles Department of Water & Power Power System Revenue 6.166%, 07/01/40 (Cost $2,204,791)	2,000	2,203,680

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.0%
Fannie Mae Pool — 0.0%
Fannie Mae Pool 4.000%, 06/01/20 (Cost $57,491)	57	59,110

U.S TREASURY OBLIGATION — 10.0%
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	2,613	2,626,094
0.375%, 07/15/27	5,004	4,955,608
U.S. Treasury Note
1.000%, 03/15/18	650	649,389
1.250%, 12/15/18	3,000	2,994,726
1.375%, 12/31/18	1,250	1,249,560
1.250%, 01/31/19	2,500	2,494,629
0.875%, 04/15/19	1,500	1,487,227
1.625%, 12/31/19	2,000	2,004,453
0.125%, 04/15/21	2,582	2,590,194

Total U.S TREASURY OBLIGATION (Cost $21,146,573)		21,051,880

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,122,654)	2,122,654	2,122,654

TOTAL INVESTMENTS — 99.0% (Cost $208,260,968)		$208,254,592

Other Assets & Liabilities — 1.0%		2,078,246

TOTAL NET ASSETS — 100.0%		$210,332,838

†	See Security Valuation Note.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security. The rate shown is the rate in effect on September 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 09/30/2017 ††
United States	88%
Cayman Islands	8
Netherlands	2
Canada	1
Ireland	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S TREASURY OBLIGATION	$21,051,880	$—	$21,051,880	$—
ASSET BACKED SECURITIES	48,347,036	—	48,347,036	—
COMMERCIAL MORTGAGE BACKED SECURITIES	25,510,929	—	25,510,929	—
CORPORATE BONDS	108,959,303	—	108,959,303	—
MUNICIPAL BONDS	2,203,680	—	2,203,680	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	59,110	—	59,110	—
SHORT-TERM INVESTMENTS	2,122,654	2,122,654	—	—

TOTAL INVESTMENTS	$208,254,592	$2,122,654	$206,131,938	$—

OTHER FININCIAL INSTRUMENTS(1)
Futures Contracts	$8,438	$8,438	$—	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$8,438	$8,438	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(94,374)	$(94,374)	$—	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(94,374)	$(94,374)	$—	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expir- ation Date	Number of Cont- racts	Units per Cont- ract	Clos- ing Price	Noti- onal Value	Unre- alized Appre- ciation	Unre- alized Depre- ciation
Sell/ Short	US Treasury Note	12/31/2017	(20)	1,000	$118	$(2,350,000)	$8,438	$—
Buy/Long	US Treasury Note	12/31/2017	280	2,000	108	60,480,000	—	94,374

							$8,438	$94,374

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank Bonds — 1.5%
Federal Home Loan Banks 2.750%, 07/11/31	$8,000	$7,664,040

Government National Mortgage Association — 1.4%
Government National Mortgage Association 3.443%, 12/16/52 •	5,000	5,059,118
Government National Mortgage Association 4.649%, 10/16/45 •	2,000	2,103,061

		7,162,179

Total AGENCY OBLIGATIONS (Cost $14,778,088)		14,826,219

ASSET BACKED SECURITIES — 10.9%
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 2.131%, 02/01/22 144A @,•	4,000	3,982,288
Chrysler Capital Auto Receivables Trust 2014-BA 2.700%, 05/15/20 144A @	3,000	3,020,554
Cole Park CLO Ltd. 2015-1A 3.130%, 10/20/28 144A @	2,993	2,992,982
Ford Credit Auto Owner Trust 2013-D 1.540%, 03/15/19	6,800	6,800,114
KeyCorp Student Loan Trust 2006-A (3 M ICE LIBOR + 0.310%) 1.640%, 09/27/35 •	2,111	2,108,557
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 2.934%, 11/15/30 144A @,•	3,000	3,111,387
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 2.011%, 08/01/24 144A @,•	4,000	3,975,496
SLM Student Loan Trust• (3 M ICE LIBOR + 0.270%) 1.584%, 10/26/26 2005-10	5,000	4,821,474
(1 M ICE LIBOR + 1.000%) 2.237%, 04/27/43 2012-6	7,205	6,577,237
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 3.184%, 08/16/32 144A @,•	5,000	5,195,929
Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 2.447%, 10/20/26 144A @,•	5,000	5,012,700
Stratford CLO Ltd. 2007 (3 M ICE LIBOR + 2.000%) 3.311%, 11/01/21 144A @,•	3,500	3,506,300
Westchester CLO Ltd. 2007-1A B (3 M ICE LIBOR + 0.440%) 1.751%, 08/01/22 144A @,•	4,500	4,474,098

TOTAL ASSET BACKED SECURITIES (Cost $55,248,567)		55,579,116

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — 18.4%
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	$1,000	$1,060,176
FHLMC Multifamily Structured Pass-Through Certificates
1.820%, 03/25/22 Series K019 Class X1 •	51,736	3,174,253
3.062%, 12/25/24 Series K058 Class A2	5,636	5,808,081
2.811%, 01/25/25 Series K044 Class A2	5,000	5,067,532
3.010%, 07/25/25 Series K049 Class A2	5,405	5,532,644
2.525%, 05/25/26 Series K056 Class A2	5,000	4,913,020
2.653%, 08/25/26 Series K058 Class A2	5,000	4,949,687
3.347%, 11/25/26 Series K061 Class A2 •	4,750	4,948,211
Freddie Mac REMICS Series 4640 Class LG 3.500%, 09/15/43	5,899	6,033,683
FREMF Mortgage Trust Series 2010-K6 Class B 5.542%, 12/25/46 144A @,•	7,795	8,281,832
FREMF Mortgage Trust Series 2012 K710 Class C 3.942%, 06/25/47 144A @•	5,175	5,241,848
FREMF Mortgage Trust Series 2012-K19 Class C 4.172%, 05/25/45 144A @,•	4,500	4,592,570
FREMF Mortgage Trust Series 2012-K20 Class C 4.005%, 05/25/45 144A @,•	6,000	6,066,421
FREMF Mortgage Trust Series 2012-K23 Class C 3.781%, 10/25/45 144A @,•	5,000	5,007,489
FREMF Mortgage Trust Series 2012-K707 Class B 4.020%, 01/25/47 144A @,•	8,272	8,414,679
FREMF Mortgage Trust Series 2012-K711 Class C 3.684%, 08/25/45 144A @,•	6,000	6,050,444
FREMF Mortgage Trust Series 2013-KF02 Class C (1 M ICE LIBOR + 4.000%) 5.232%, 12/25/45 144A @,•	399	402,840
FREMF Mortgage Trust Series 2014-K503 Class B 3.071%, 10/25/47 144A @,•	5,000	5,045,937
GS Mortgage Securities Trust 2013-NYC5 Class G 3.771%, 01/10/30 144A @,•	2,000	2,004,364
Hilton USA Trust 2014-ORL Class B (1 M ICE LIBOR + 1.200%) 2.434%, 07/15/29 144A @,•	1,500	1,502,826

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $94,255,482)		94,098,537

CORPORATE BONDS — 45.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,089,934

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — 4.4%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	$2,033	$2,143,014
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/21	775	817,988
Continental Airlines 2012-3 Class C Pass Through Trust 6.125%, 04/29/18	3,500	3,574,375
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 02/10/24	3,530	4,068,420
Delta Air Lines 2015-1 Class B Pass Through Trust 4.250%, 01/30/25	2,621	2,730,678
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/21	3,668	4,001,751
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/23	2,373	2,471,256
United Airlines 2016-1 Class AA Pass Through Trust 3.100%, 01/07/30	3,000	2,995,710

		22,803,192

Banks — 6.3%
BAC Capital Trust XIII (3 M ICE LIBOR + 0.400%) 4.000%, 06/15/49 •	2,896	2,555,720
Bank of America Corp. 5.650%, 05/01/18	1,000	1,022,833
JPMorgan Chase & Co. 3.875%, 09/10/24	3,600	3,748,560
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 2.075%, 07/01/28 •	1,150	1,084,450
Morgan Stanley 5.950%, 12/28/17	2,050	2,070,861
NTC Capital I (3 M ICE LIBOR + 0.520%) 1.824%, 01/15/27 •	5,595	5,231,325
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 1.886%, 06/01/28 •	2,000	1,865,000
State Street Corp. 4.956%, 03/15/18	5,915	5,998,082
(3 M ICE LIBOR + 0.560%) 1.875%, 05/15/28 •	2,000	1,845,000
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.500%, 10/29/49 •	3,000	2,671,650
Wells Fargo & Co. 3.000%, 02/19/25	4,000	3,971,802

		32,065,283

	Par (000)	Value†

Biotechnology — 1.2%
Amgen, Inc.
2.700%, 05/01/22	$3,000	$3,015,404
2.650%, 05/11/22	2,000	2,016,330
Biogen, Inc. 6.875%, 03/01/18	1,000	1,021,394

		6,053,128

Building Materials — 1.4%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,183,208
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,803,896

		6,987,104

Chemicals — 2.0%
CF Industries, Inc. 6.875%, 05/01/18	3,000	3,082,500
Methanex Corp. 3.250%, 12/15/19	3,159	3,188,061
Sherwin-Williams Co. 4.500%, 06/01/47	4,000	4,197,786

		10,468,347

Commercial Services — 0.6%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	2,038,371
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	1,004,053

		3,042,424

Computers — 0.6%
Diamond 1 Finance Corp. 5.450%, 06/15/23 144A @	3,000	3,283,199

Diversified Financial Services — 1.9%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,085,568
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	4,000	4,349,591
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,188,710

		9,623,869

Electric — 0.8%
FirstEnergy Corp. 3.900%, 07/15/27	4,000	4,062,154

Engineering & Construction — 0.6%
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	3,022,127

Food — 2.7%
Kellogg Co.
2.650%, 12/01/23	3,000	2,980,732
4.500%, 04/01/46	3,000	3,118,616
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,946,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	$3,000	$3,057,138
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,006,320

		14,109,056

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,555,662

Healthcare Products — 2.2%
Abbott Laboratories 3.750%, 11/30/26	3,000	3,078,302
Becton Dickinson and Co. 3.700%, 06/06/27	3,000	3,033,268
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,001,435
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,010,620
Stryker Corp. 3.375%, 11/01/25	2,000	2,048,155
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,049,165

		11,220,945

Healthcare Services — 0.6%
HCA, Inc. 3.750%, 03/15/19	3,000	3,063,750

Housewares — 1.5%
Newell Brands, Inc. 5.000%, 11/15/23	3,517	3,750,175
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	2,106,079
Toll Brothers Finance Corp. 4.875%, 03/15/27	2,000	2,065,200

		7,921,454

Insurance — 1.2%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	4,925	6,217,542

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,028,427

Lodging — 0.7%
Marriott International, Inc. 4.500%, 10/01/34	3,500	3,691,151

Media — 1.5%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,174,079
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,255,926
Historic TW, Inc. 6.875%, 06/15/18	3,000	3,103,359

		7,533,364

	Par (000)	Value†

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	$1,000	$1,036,007

Oil & Gas — 0.7%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,055,645
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,499,223

		3,554,868

Pharmaceuticals — 2.3%
AbbVie, Inc. 2.300%, 05/14/21	3,000	2,995,057
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,191,514
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,159,264
Mylan NV 3.000%, 12/15/18	2,000	2,022,580
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,302,831

		11,671,246

Pipelines — 2.8%
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	3,500	3,749,375
NuStar Logistics LP 8.150%, 04/15/18	3,000	3,090,000
Regency Energy Partners LP 5.875%, 03/01/22	2,000	2,213,741
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A @	2,500	2,587,500
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	2,500	2,568,750

		14,209,366

Real Estate Investment Trusts — 1.1%
American Tower Corp. 4.700%, 03/15/22	2,500	2,708,586
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,815,366

		5,523,952

Retail — 1.1%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 144A @	3,000	3,025,284
McDonald’s Corp. 5.700%, 02/01/39	2,110	2,571,796

		5,597,080

Semiconductors — 0.6%
NXP BV/NXP Funding LLC 5.750%, 03/15/23 144A @	2,824	2,947,550

Software — 1.7%
Activision Blizzard, Inc. 6.125%, 09/15/23 144A @	2,000	2,145,000
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,600,625

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Software — (continued)
VMware, Inc. 2.950%, 08/21/22	$3,000	$3,017,917

		8,763,542

Telecommunications — 2.7%
AT&T, Inc. 4.900%, 08/14/37	2,000	2,021,292
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	4,100,000
Nokia OYJ
4.375%, 06/12/27	1,325	1,363,094
6.625%, 05/15/39	1,482	1,710,228
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	1,298	1,394,272
Sprint Spectrum Co. LLC 3.360%, 03/20/23 144A @	3,000	3,045,000

		13,633,886

Transportation — 0.7%
BNSF Railway Co. 2015-1 Pass Through Trust 3.442%, 06/16/28 144A @	2,774	2,761,710
Federal Express Corp 1999 Pass Through Trust 7.650%, 07/15/24	966	1,094,537

		3,856,247

Trucking and Leasing — 0.5%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,521,299

TOTAL CORPORATE BONDS (Cost $230,577,339)		235,157,155

MUNICIPAL BONDS — 2.8%
Florida Governmental Utility Authority, Lindrick Utility System, Build America Bonds 7.630%, 10/01/30	2,250	2,540,025
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	3,755	4,151,866
Pennsylvania Economic Development Financing Authority, UPMC Revenue Bonds 4.000%, 11/15/42	2,000	2,050,100
State of California, Los Angeles Department of Water & Power Power System Revenue 6.166%, 07/01/40	5,000	5,509,200

Total MUNICIPAL BONDS (Cost $14,271,712)		14,251,191

RESIDENTIAL MORTGAGE BACKED SECURITIES — 8.5%
Fannie Mae Pool — 8.1%
4.000%, 08/01/41	4,674	4,943,196
2.500%, 01/01/43	2,627	2,555,785
2.500%, 02/01/43	7,612	7,404,657

	Par (000)	Value†

Fannie Mae Pool — (continued)
2.500%, 05/01/43	$10,311	$10,015,839
3.500%, 09/01/43	1,325	1,368,675
3.000%, 11/01/47	15,000	15,025,781

		41,313,933

Freddie Mac Gold Pool — 0.3%
3.500%, 01/01/41	1,748	1,812,220

Ginnie Mae Pool — 0.1%
6.000%, 10/15/38	247	278,051
6.000%, 10/15/38	145	163,905

		441,956

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $43,255,463)		43,568,109

U.S TREASURY OBLIGATION — 12.4%
U.S. Treasury Bond
2.250%, 11/15/24	3,000	3,014,766
2.125%, 05/15/25	2,500	2,483,789
1.625%, 05/15/26	1,500	1,422,774
4.375%, 02/15/38	4,350	5,527,899
2.875%, 05/15/43	2,400	2,419,125
3.625%, 08/15/43	2,000	2,295,156
3.750%, 11/15/43	2,050	2,402,984
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/24	4,721	4,820,765
0.250%, 01/15/25	9,818	9,720,949
0.375%, 07/15/25	7,226	7,226,636
1.000%, 02/15/46	4,132	4,192,360
U.S. Treasury Note
2.000%, 07/31/22	1,000	1,003,867
1.625%, 08/15/22	3,000	2,961,797
1.500%, 02/28/23	2,500	2,436,133
1.750%, 05/15/23	2,900	2,857,746
2.500%, 08/15/23	2,000	2,051,563
2.000%, 02/15/25	3,500	3,452,148
2.375%, 05/15/27	3,100	3,112,836

Total U.S TREASURY OBLIGATION (Cost $63,673,436)		63,403,293

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,760,594)	1,760,594	1,760,594

TOTAL INVESTMENTS — 102.1% (Cost $517,820,681)		$522,644,214

Other Assets & Liabilities — (2.1)%		(10,582,635)

TOTAL NET ASSETS — 100.0%		$512,061,579

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

†	See Security Valuation Note.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security. The rate shown is the rate in effect on September 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 09/30/2017 ††
United States	90%
Cayman Islands	4
Canada	2
Finland	1
Ireland	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S TREASURY OBLIGATION	$63,403,293	$—	$63,403,293	$—
AGENCY OBLIGATIONS	14,826,219	—	14,826,219	—
ASSET BACKED SECURITIES	55,579,116	—	55,579,116	—
COMMERCIAL MORTGAGE BACKED SECURITIES	94,098,537	—	94,098,537	—
CORPORATE BONDS	235,157,155	—	235,157,155	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	43,568,109	—	43,568,109	—
MUNICIPAL BONDS	14,251,191	—	14,251,191	—
SHORT-TERM INVESTMENTS	1,760,594	1,760,594	—	—

TOTAL INVESTMENTS	$522,644,214	$1,760,594	$520,883,620	$—

OTHER FININCIAL INSTRUMENTS(1)
Futures Contracts	$393,163	$393,163	$—	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$393,163	$393,163	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Observ- able Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(382,665)	$(382,665)	$—	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(382,665)	$(382,665)	$—	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Num- ber of Contr- acts	Units per Contr- act	Clos- ing Price	Notional Value	Unrea- lized Apprec- iation	Unre- alized Depre- ciation
Sell/Short	US Treasury Note	12/31/2017	(305)	1,000	$125	$(38,125,000)	$393,163	$—
Buy/Long	US Treasury Note	12/31/2017	150	1,000	118	17,700,000	—	12,704
Buy/Long	US Treasury Bond	12/31/2017	20	1,000	153	3,060,000	—	31,250
Buy/Long	US Treasury Ultra Bond	12/31/2017	115	1,000	165	18,975,000	—	338,711

							$393,163	$382,665

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
VB-S1 Issuer LLC, 2016-IA F 144A @ 6.901%, 06/15/46
(Cost $95,000)	$95	$97,923

	Number of Shares	Value†
COMMON STOCKS — 1.0%
Entertainment — 0.0%
New Cotai Participation, Class B*(1),144A @,^~	1	4,965

Media — 0.3%
Liberty Broadband Corp., Class A*	2,225	209,550
Liberty Broadband Corp., Class C*	3,500	333,550
Liberty Global PLC LiLAC, Class C*	286	6,664

		549,764

Oil & Gas — 0.3%
Frontera Energy Corp.*~	4,300	150,082
Frontera Energy Corp.*	9,079	316,883

		466,965

Real Estate — 0.1%
The Howard Hughes Corp.*	1,675	197,533

Telecommunications — 0.3%
T-Mobile US, Inc.*	9,400	579,604

TOTAL COMMON STOCKS (Cost $1,239,844)		1,798,831

	Par (000)	Value†
PREFERRED STOCKS — 1.0%
Diversified — 0.1%
Crown Castle International Corp.*	175	186,900

Electric — 0.3%
NextEra Energy, Inc.	7,200	398,016

Healthcare Products — 0.2%
Becton Dickinson and Co., CONV	6,850	378,531

Oil & Gas — 0.3%
Hess Corp.*	9,675	570,438

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*(1),^,~	725	0

Telecommunications — 0.1%
T-Mobile US, Inc.*	1,463	146,168

TOTAL PREFERRED STOCKS (Cost $1,503,351)		1,680,053

	Par (000)	Value†
CORPORATE BONDS — 78.3%
Advertising — 0.5%
MDC Partners, Inc. 6.500%, 05/01/24 144A @	$491	$494,683
Outfront Media Capital LLC 5.625%, 02/15/24	400	417,000

		911,683

Aerospace & Defense — 0.7%
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	902	998,965
Triumph Group, Inc. 7.750%, 08/15/25 144A @	240	252,600

		1,251,565

Airlines — 0.6%
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 07/15/22 144A @	59	61,893
American Airlines Group, Inc. 5.500%, 10/01/19 144A @	650	680,875
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/24	57	58,910
United Continental Holdings, Inc. 6.375%, 06/01/18	240	245,880

		1,047,558

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd. 6.500%, 04/15/22 144A @	200	214,476
Tesla, Inc. 5.300%, 08/15/25 144A @	1,215	1,184,625

		1,399,101

Auto Parts & Equipment — 1.0%
Allison Transmission, Inc. 5.000%, 10/01/24 144A @	175	181,624
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 144A @	865	882,300
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	208,000
TI Group Automotive Systems LLC 8.750%, 07/15/23 144A @	375	397,500

		1,669,424

Banks — 3.4%
Ally Financial, Inc.
5.125%, 09/30/24	75	81,225
5.750%, 11/20/25	795	861,939
Banco Bilbao Vizcaya Argentaria S.A. (Euro 5 Yr Swap + 6.160%) 7.000%, 12/29/49 •	400	492,850
Banco Do Brasil (cayman) 9.000%, 12/18/65	250	268,500
Credit Agricole SA (USD Swap Semi 30/360 5 Yr + 4.900%) 7.875%, 12/29/49 144A @,•	400	447,360

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
Credit Suisse Group AG (USD Swap Semi 30/360 5 Yr + 4.600%) 7.500%, 12/29/49 144A @,•	$385	$435,054
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/21 144A @	400	440,622
Intesa Sanpaolo SpA (USD Swap Semi 30/360 5 Yr + 5.460%) 7.700%, 12/29/49 144A @,•	800	835,000
Societe Generale SA (USD Swap Semi 30/360 5 Yr + 6.240%) 7.375%, 12/29/49 144A @,•	425	460,063
Standard Chartered PLC (USD Swap Semi 30/360 5 Yr + 6.300%) 7.500%, 12/29/49 144A @,•	675	720,562
UniCredit SpA (USD Swap Semi 30/360 5 Yr + 5.180%) 8.000%, 04/03/49 •	780	821,691

		5,864,866

Building Materials — 0.5%
Masonite International Corp. 5.625%, 03/15/23 144A @	175	183,146
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	241,313
Norbord, Inc. 6.250%, 04/15/23 144A @	225	246,375
Summit Materials LLC/Summit Materials Finance Corp. 5.125%, 06/01/25 144A @	150	154,560

		825,394

Chemicals — 2.1%
CF Industries, Inc.
7.125%, 05/01/20	150	166,500
5.375%, 03/15/44	385	367,675
CVR Partners LP 9.250%, 06/15/23 144A @	725	772,125
H&E Equipment Services, Inc. 5.625%, 09/01/25 144A @	250	263,750
INEOS Group Holdings S.A. 5.625%, 08/01/24 144A @	375	389,531
Kissner Holdings LP 8.375%, 12/01/22 144A @	490	494,900
Platform Specialty Products Corp.
10.375%, 05/01/21 144A @	300	327,000
6.500%, 02/01/22 144A @	225	233,156
PQ Corp. 6.750%, 11/15/22 144A @	175	189,438
Rayonier AM Products, Inc. 5.500%, 06/01/24 144A @	20	19,375
Univar USA, Inc. 6.750%, 07/15/23 144A @	355	371,862

		3,595,312

Coal — 0.1%
Alliance Resource Operating Partners LP 7.500%, 05/01/25 144A @	225	233,438

	Par (000)	Value†

Commercial Services — 3.0%
Alliance Data Systems Corp. 5.875%, 11/01/21 144A @	$315	$327,600
Ashtead Capital, Inc.144A @
4.125%, 08/15/25	200	206,000
4.375%, 08/15/27	200	206,000
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 144A @	230	232,300
Brand Energy & Infrastructure Services, Inc. 8.500%, 07/15/25 144A @	285	308,513
CDK Global, Inc. 4.875%, 06/01/27 144A @	320	328,800
Gartner, Inc. 5.125%, 04/01/25 144A @	110	116,050
Harland Clarke Holdings Corp.
6.875%, 03/01/20 144A @	125	128,750
9.250%, 03/01/21 144A @	215	221,450
8.375%, 08/15/22 144A @	230	246,100
Laureate Education, Inc. 8.250%, 05/01/25 144A @	520	560,300
Live Nation Entertainment, Inc. 4.875%, 11/01/24 144A @	10	10,350
Prime Security Services Borrower LLC 9.250%, 05/15/23 144A @	538	593,715
Team Health Holdings, Inc. 6.375%, 02/01/25 144A @	340	322,150
The ADT Corp. 6.250%, 10/15/21	175	194,447
TMS International Corp. 7.250%, 08/15/25 144A @	365	373,212
United Rentals North America, Inc.
5.500%, 05/15/27	225	239,906
4.875%, 01/15/28	600	603,000

		5,218,643

Computers — 0.9%
Dell International LLC 5.875%, 06/15/21 144A @	175	182,949
Riverbed Technology, Inc. 8.875%, 03/01/23 144A @	255	242,887
Western Digital Corp. 10.500%, 04/01/24	1,025	1,204,375

		1,630,211

Cosmetics & Personal Care — 0.2%
Avon International Operations, Inc. 7.875%, 08/15/22 144A @	275	285,313

Diversified Financial Services — 2.3%
Barclays PLC (GBP 5 Yr Swap + 6.100%) 7.875%, 12/29/49 •	360	527,624
BNP Paribas SA (USD Swap Semi 30/360 5 Yr + 5.150%) 7.375%, 02/19/66 •	415	468,950
Consolidated Energy Finance S.A.
6.750%, 10/15/19 144A @	296	301,180
6.875%, 06/15/25 144A @	225	235,969

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Fly Leasing Ltd. 5.250%, 10/15/24	$335	$335,000
Ladder Capital Finance Holdings LLLP. 5.875%, 08/01/21 144A @	175	178,937
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	825	855,277
Navient Corp. 8.000%, 03/25/20	250	275,625
NFP Corp. 6.875%, 07/15/25 144A @	360	365,400
Quicken Loans, Inc. 5.750%, 05/01/25 144A @	375	393,750
VFH Parent LLC 6.750%, 06/15/22 144A @	70	72,888

		4,010,600

Electric — 2.2%
AES Corp.
5.500%, 03/15/24	325	338,406
6.000%, 05/15/26	225	242,156
5.125%, 09/01/27	275	281,875
Calpine Corp.
5.375%, 01/15/23	300	292,170
5.500%, 02/01/24	260	247,000
DPL, Inc. 7.250%, 10/15/21	450	490,500
Dynegy, Inc. 5.875%, 06/01/23	165	164,175
NRG Energy, Inc.
7.250%, 05/15/26	955	1,024,238
6.625%, 01/15/27	690	722,775

		3,803,295

Engineering & Construction — 0.3%
Weekley Homes LLC 6.625%, 08/15/25 144A @	515	498,263

Entertainment — 2.3%
Codere Finance 2 Luxembourg S.A. 7.625%, 11/01/21 144A @	430	436,536
Eldorado Resorts, Inc.
7.000%, 08/01/23	525	568,312
6.000%, 04/01/25	135	141,750
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/24 144A @	125	139,063
International Game Technology PLC 6.500%, 02/15/25 144A @	615	691,106
Scientific Games International, Inc. 10.000%, 12/01/22	1,860	2,059,950

		4,036,717

Environmental Control — 0.2%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 144A @	175	182,875

	Par (000)	Value†

Environmental Control — (continued)
Wrangler Buyer Corp. 6.000%, 10/01/25 144A @	$125	$127,188

		310,063

Food — 2.0%
Albertsons Cos LLC
6.625%, 06/15/24	400	373,500
5.750%, 03/15/25	275	242,000
Chobani LLC 7.500%, 04/15/25 144A @	490	534,100
Dean Foods Co. 6.500%, 03/15/23 144A @	450	456,750
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 144A @	425	442,000
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 144A @	225	234,563
Minerva Luxembourg S.A.
7.750%, 01/31/23 144A @^	475	495,781
6.500%, 09/20/26 144A @	200	202,050
Post Holdings, Inc.
5.500%, 03/01/25 144A @	170	176,375
8.000%, 07/15/25 144A @^	175	197,750
5.750%, 03/01/27 144A @	170	175,100

		3,529,969

Forest Products & Paper — 0.1%
Cascades, Inc. 5.500%, 07/15/22 144A @	150	155,625

Gas — 0.6%
AmeriGas Partners LP
5.625%, 05/20/24	25	26,344
5.500%, 05/20/25	310	318,525
NGL Energy Partners LP
7.500%, 11/01/23	480	477,600
6.125%, 03/01/25	195	181,350

		1,003,819

Healthcare Products — 0.5%
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	158,250
Kinetic Concepts, Inc. 12.500%, 11/01/21 144A @	480	534,000
Ortho-Clinical Diagnostics, Inc. 6.625%, 05/15/22 144A @	250	245,000

		937,250

Healthcare Services — 3.5%
Centene Corp. 6.125%, 02/15/24	100	108,125
Community Health Systems, Inc.
6.875%, 02/01/22	480	376,800
6.250%, 03/31/23	330	324,225
DaVita, Inc.
5.125%, 07/15/24	450	451,125
5.000%, 05/01/25	450	443,943

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
Eagle Holding Co. II LLC 7.625%, 05/15/22 144A @	$120	$124,500
HCA, Inc.
5.000%, 03/15/24	220	234,300
5.500%, 06/15/47	1,445	1,497,381
Mednax, Inc. 5.250%, 12/01/23 144A @	335	350,913
Molina Healthcare, Inc. 5.375%, 11/15/22	275	283,415
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	125	134,375
Surgery Center Holdings, Inc. 8.875%, 04/15/21 144A @	250	262,500
Tenet Healthcare Corp.
7.500%, 01/01/22 144A @	125	132,344
8.125%, 04/01/22	525	534,187
6.750%, 06/15/23	475	456,000
5.125%, 05/01/25 144A @	340	335,325

		6,049,458

Holding Companies — 0.2%
James Hardie International Finance 5.875%, 02/15/23 144A @	275	288,750

Home Builders — 0.7%
AV Homes, Inc. 6.625%, 05/15/22	160	165,000
Shea Homes LP 5.875%, 04/01/23 144A @	200	205,500
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	265,000
William Lyon Homes, Inc.
7.000%, 08/15/22	375	388,125
5.875%, 01/31/25	160	164,000

		1,187,625

Household Products & Wares — 0.1%
American Greetings Corp. 7.875%, 02/15/25 144A @	160	173,200

Housewares — 0.3%
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	472,500

Insurance — 1.1%
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 144A @	775	819,400
AssuredPartners, Inc. 7.000%, 08/15/25 144A @	360	368,550
CNO Financial Group, Inc. 5.250%, 05/30/25	350	373,625
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	425	426,062

		1,987,637

Internet — 0.9%
Match Group, Inc.

	Par (000)	Value†

Internet — (continued)
6.750%, 12/15/22	$350	$361,375
6.375%, 06/01/24	200	217,750
VeriSign, Inc.
5.250%, 04/01/25	30	32,400
4.750%, 07/15/27	260	267,800
Zayo Group LLC
6.375%, 05/15/25	525	565,756
5.750%, 01/15/27 144A @	130	137,800

		1,582,881

Iron & Steel — 1.6%
AK Steel Corp. 6.375%, 10/15/25	345	340,688
ArcelorMittal
6.125%, 06/01/25	25	28,750
7.500%, 10/15/39	200	240,000
Big River Steel LLC 7.250%, 09/01/25 144A @	195	206,895
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	680	761,600
United States Steel Corp. 6.875%, 08/15/25	345	352,762
Vale Overseas Ltd.
5.875%, 06/10/21	341	374,929
6.250%, 08/10/26	350	397,145

		2,702,769

Leisure Time — 0.6%
Carlson Travel, Inc. 6.750%, 12/15/23 144A @	200	198,500
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	425,000
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	125	129,537
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	90	96,300
Vista Outdoor, Inc. 5.875%, 10/01/23	225	231,469

		1,080,806

Lodging — 1.4%
Boyd Gaming Corp. 6.375%, 04/01/26	325	354,656
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18	735	757,050
CRC Escrow Issuer LLC 5.250%, 10/15/25 144A @	570	570,000
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	303,000
Station Casinos LLC 5.000%, 10/01/25 144A @	395	395,948

		2,380,654

Machinery - Diversified — 0.1%
Welbilt, Inc. 9.500%, 02/15/24	100	114,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 7.8%
AMC Networks, Inc. 4.750%, 08/01/25	$205	$207,050
Block Communications, Inc. 6.875%, 02/15/25 144A @	125	135,663
CCO Holdings LLC
5.500%, 05/01/26 144A @	1,230	1,274,587
5.000%, 02/01/28 144A @	850	847,067
Cequel Communications Holdings I LLC 7.750%, 07/15/25 144A @	800	884,000
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	350	360,500
CSC Holdings LLC
6.625%, 10/15/25 144A @	600	657,000
10.875%, 10/15/25 144A @	1,725	2,132,531
DISH DBS Corp.
5.875%, 07/15/22	160	170,000
7.750%, 07/01/26	675	775,015
iHeartCommunications, Inc. 9.000%, 12/15/19	225	169,875
Nexstar Broadcasting, Inc. 5.625%, 08/01/24 144A @	375	388,125
Sinclair Television Group, Inc. 5.875%, 03/15/26 144A @	150	153,000
Sirius XM Radio, Inc.
6.000%, 07/15/24 144A @	427	459,559
5.000%, 08/01/27 144A @	155	158,100
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	386	391,790
Unitymedia GmbH 6.125%, 01/15/25 144A @	800	853,000
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	400	420,500
Univision Communications, Inc. 5.125%, 02/15/25 144A @	300	302,625
UPCB Finance IV Ltd. 5.375%, 01/15/25 144A @	600	624,000
Videotron Ltd. 5.125%, 04/15/27 144A @	235	244,330
VTR Finance BV 6.875%, 01/15/24 144A @	950	1,005,955
Ziggo Bond Finance BV 6.000%, 01/15/27 144A @	825	853,875

		13,468,147

Metal Fabricate/Hardware — 0.3%
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	525	591,938

Mining — 3.4%
Aleris International, Inc. 9.500%, 04/01/21 144A @	135	143,775
Constellium NV
8.000%, 01/15/23 144A @	500	528,750
6.625%, 03/01/25 144A @	500	511,875
First Quantum Minerals Ltd. 7.250%, 04/01/23 144A @	400	412,000
FMG Resources August 2006 Pty Ltd.

	Par (000)	Value†

Mining — (continued)
4.750%, 05/15/22 144A @	$220	$222,750
5.125%, 05/15/24 144A @	315	318,937
Freeport-McMoRan, Inc.
5.400%, 11/14/34	650	620,750
5.450%, 03/15/43	635	593,328
Hudbay Minerals, Inc.
7.250%, 01/15/23 144A @	150	159,750
7.625%, 01/15/25 144A @	645	698,225
New Gold, Inc.
6.250%, 11/15/22 144A @	385	399,919
6.375%, 05/15/25 144A @	205	216,788
Novelis Corp.
6.250%, 08/15/24 144A @	350	364,945
5.875%, 09/30/26 144A @	200	203,000
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	265	347,397
Park-Ohio Industries, Inc. 6.625%, 04/15/27	90	96,975

		5,839,164

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. 8.750%, 12/01/21 144A @	295	316,240
Koppers, Inc. 6.000%, 02/15/25 144A @	85	91,375

		407,615

Office & Business Equipment — 0.1%
CDW LLC 5.000%, 09/01/25	125	131,250

Oil & Gas — 8.1%
Calumet Specialty Products Partners LP 11.500%, 01/15/21 144A @	155	179,606
Carrizo Oil & Gas, Inc. 8.250%, 07/15/25	210	228,112
Cenovus Energy, Inc.
4.250%, 04/15/27 144A @	180	178,467
6.750%, 11/15/39	115	132,387
Chesapeake Energy Corp.
6.125%, 02/15/21	190	191,425
8.000%, 06/15/27 144A @	175	173,250
Covey Park Energy LLC/Covey Park Finance Corp. 7.500%, 05/15/25 144A @	250	259,062
CrownRock LP 7.750%, 02/15/23 144A @	760	811,300
Encana Corp.
8.125%, 09/15/30	80	103,554
7.200%, 11/01/31	60	73,509
7.375%, 11/01/31	70	86,412
Ensco PLC
8.000%, 01/31/24	494	485,355
5.750%, 10/01/44	50	35,875
Felix Energy 7.810%, 08/09/22~	505	499,950
Frontera Energy Corp.^

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
10.000%, 11/02/21 PIK (Cash coupon 10.000%, PIK 14.000%)	$15	$16,725
10.000%, 11/02/21 PIK (Cash coupon 10.000%, PIK 14.000%) 144A @	495	551,925
10.000%, 11/02/21 PIK (Cash coupon 10.000%, PIK 14.000%)	172	191,780
Hess Corp. 7.875%, 10/01/29	210	254,864
Kosmos Energy Ltd.
7.875%, 08/01/21 144A @	800	828,000
7.875%, 08/01/21 144A @	600	621,000
Laredo Petroleum, Inc. 6.250%, 03/15/23	260	267,800
Matador Resources Co. 6.875%, 04/15/23	766	811,002
MEG Energy Corp.
7.000%, 03/31/24 144A @	430	368,725
6.500%, 01/15/25 144A @	205	200,131
Murphy Oil Corp. 6.875%, 08/15/24	230	245,235
Petrobras Global Finance BV
6.125%, 01/17/22	230	247,250
8.750%, 05/23/26	485	582,606
6.875%, 01/20/40	200	202,500
6.750%, 01/27/41	300	298,500
QEP Resources, Inc.
6.875%, 03/01/21	425	447,312
5.375%, 10/01/22	345	338,962
5.250%, 05/01/23	190	184,775
Range Resources Corp. 4.875%, 05/15/25	185	182,225
Rowan Cos, Inc. 7.375%, 06/15/25	185	180,838
Sable Permian Resources LLC 7.125%, 11/01/20 144A @	295	253,759
Seven Generations Energy Ltd.
6.750%, 05/01/23 144A @	585	616,444
6.875%, 06/30/23 144A @	150	159,000
5.375%, 09/30/25 144A @	370	372,775
Southwestern Energy Co. 7.500%, 04/01/26	510	530,400
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.750%, 06/01/22 144A @	255	227,588
Transocean, Inc. 6.800%, 03/15/38	335	273,025
Whiting Petroleum Corp.
5.750%, 03/15/21	30	29,475
6.250%, 04/01/23	170	167,238
WPX Energy, Inc. 8.250%, 08/01/23	275	308,344
YPF Sociedad Anonima 8.500%, 07/28/25	520	599,196

		13,997,663

Oil & Gas Services — 0.5%
Archrock Partners LP

	Par (000)	Value†

Oil & Gas Services — (continued)
6.000%, 04/01/21	$160	$156,800
6.000%, 10/01/22	300	291,750
Exterran Energy Solutions LP 8.125%, 05/01/25 144A @	420	434,700

		883,250

Packaging and Containers — 2.2%
ARD Finance SA 7.125%, 09/15/23	825	882,997
Ardagh Packaging Finance PLC 7.250%, 05/15/24 144A @	725	795,231
BWAY Holding Co.
5.500%, 04/15/24 144A @	315	329,175
7.250%, 04/15/25 144A @	330	339,900
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	100	117,500
Horizon Parent Holdings SARL 8.250%, 02/15/22 144A @	295	371,757
Pactiv LLC 7.950%, 12/15/25	175	197,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%, 10/15/20	225	228,949
7.000%, 07/15/24 144A @	275	292,875
SIG Combibloc Holdings S.C.A. 7.750%, 02/15/23 144A @	225	281,217

		3,836,913

Pharmaceuticals — 0.9%
Endo Finance LLC144A @
7.250%, 01/15/22	265	247,775
6.000%, 02/01/25	325	263,250
Texas Competitive Electric Holdings 0.000%, 06/23/18	155	155,066
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20 144A @	370	370,925
6.500%, 03/15/22 144A @	410	433,575

		1,470,591

Pipelines — 3.6%
Andeavor Logistics LP 5.250%, 01/15/25	225	241,031
Andeavor Logistics LP 6.125%, 10/15/21	100	103,125
Boardwalk Pipelines LP 5.950%, 06/01/26	130	145,421
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24	500	570,000
5.875%, 03/31/25	225	242,156
5.125%, 06/30/27 144A @	285	293,550
Crestwood Midstream Partners LP 6.250%, 04/01/23	500	515,625
DCP Midstream Operating, LP
9.750%, 03/15/19 144A @	125	136,563
8.125%, 08/16/30	75	87,938
6.450%, 11/03/36 144A @	150	157,500
(3 M ICE LIBOR + 3.850%) 5.850%, 05/21/43 144A @,•	550	512,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Energy Transfer Equity LP
5.875%, 01/15/24	$202	$216,897
5.500%, 06/01/27	280	294,700
NGPL PipeCo LLC 4.375%, 08/15/22 144A @	170	176,375
NuStar Logistics LP
4.800%, 09/01/20	50	51,875
5.625%, 04/28/27	305	321,775
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A @	100	103,500
SemGroup Corp. 6.375%, 03/15/25 144A @	285	279,300
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	595	611,362
Targa Resources Partners LP
5.250%, 05/01/23	50	51,000
4.250%, 11/15/23	50	49,563
6.750%, 03/15/24	400	434,000
5.125%, 02/01/25	625	643,750

		6,239,881

Real Estate — 1.4%
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	300	320,250
Iron Mountain Canada Operations 5.375%, 09/15/23 144A @	55	46,394
iStar, Inc. 4.625%, 09/15/20	85	86,913
MGM Growth Properties Operating Partnership LP 5.625%, 05/01/24	175	189,626
MPT Operating Partnership LP 5.000%, 10/15/27	430	440,750
MPT Operating Partnership LP 6.375%, 03/01/24	250	269,687
The Howard Hughes Corp. 5.375%, 03/15/25 144A @	710	724,200
VEREIT Operating Partnership LP 4.875%, 06/01/26	330	353,318

		2,431,138

Retail — 2.1%
Ferrellgas Partners LP
6.500%, 05/01/21	310	300,700
6.750%, 01/15/22	210	203,700
6.750%, 06/15/23	100	96,500
Group 1 Automotive, Inc.
5.250%, 06/01/22	175	181,344
5.250%, 12/15/23 144A @	175	177,187
Jo-Ann Stores Holdings, Inc. PIK (Cash coupon 9.750%, PIK 10.500%) 9.750%, 10/15/19 144A @	425	413,312
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC
5.000%, 06/01/24 144A @	125	131,719
5.250%, 06/01/26 144A @	250	264,687
Kirk Beauty One GmbH 8.750%, 07/15/23 144A @	225	289,527

	Par (000)	Value†

Retail — (continued)
New Albertson’s, Inc.
7.450%, 08/01/29	$175	$135,625
8.000%, 05/01/31	125	100,000
New Look Secured Issuer PLC 6.500%, 07/01/22 144A @	190	171,855
New Red Finance, Inc. 5.000%, 10/15/25 144A @	250	253,100
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	175	171,063
Sonic Automotive, Inc. 5.000%, 05/15/23	200	195,500
Suburban Propane Partners LP 5.500%, 06/01/24	105	105,525
Yum! Brands, Inc.
6.875%, 11/15/37	115	126,356
5.350%, 11/01/43	320	300,800

		3,618,500

Semiconductors — 1.0%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	565	597,488
Micron Technology, Inc. 5.250%, 08/01/23 144A @	250	260,750
Microsemi Corp. 9.125%, 04/15/23 144A @	375	428,906
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	425	465,375

		1,752,519

Software — 1.8%
MSCI, Inc.
5.250%, 11/15/24 144A @	250	266,250
4.750%, 08/01/26 144A @	215	226,287
Rackspace Hosting, Inc. 8.625%, 11/15/24 144A @	150	160,065
RP Crown Parent LLC 7.375%, 10/15/24 144A @	150	153,563
Solera LLC 10.500%, 03/01/24 144A @	595	677,378
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	200	211,085
Veritas US, Inc.
7.500%, 02/01/23 144A @	600	639,000
10.500%, 02/01/24 144A @	800	857,000

		3,190,628

Telecommunications — 9.0%
Altice Financing S.A.
6.625%, 02/15/23 144A @	350	371,000
7.500%, 05/15/26 144A @	925	1,017,500
Altice Finco S.A. 8.125%, 01/15/24 144A @	600	648,000
Altice Luxembourg S.A. 7.625%, 02/15/25 144A @	2,050	2,211,437
C&W Senior Financing Designated Activity Co. 6.875%, 09/15/27 144A @	565	587,600

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
CenturyLink, Inc. 7.500%, 04/01/24	$320	$331,267
Digicel Group Ltd. 8.250%, 09/30/20 144A @	725	708,238
Equinix, Inc.
5.375%, 01/01/22	275	288,338
5.750%, 01/01/25	150	161,438
5.375%, 05/15/27	250	271,563
First Data Corp. 5.375%, 08/15/23 144A @	425	444,550
Hughes Satellite Systems Corp.
7.625%, 06/15/21	325	369,044
6.625%, 08/01/26	420	449,400
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	640	616,000
9.500%, 09/30/22 144A @	815	963,737
8.000%, 02/15/24 144A @	190	204,250
Level 3 Financing, Inc.
5.625%, 02/01/23	150	154,678
5.375%, 05/01/25	175	179,922
5.250%, 03/15/26	125	128,086
Millicom International Cellular SA 5.125%, 01/15/28 144A @	200	201,700
Sprint Capital Corp.
6.875%, 11/15/28	235	263,200
8.750%, 03/15/32	430	549,862
Sprint Communications, Inc.
7.000%, 08/15/20	525	573,625
11.500%, 11/15/21	425	540,200
Sprint Corp. 7.250%, 09/15/21	525	583,406
T-Mobile US, Inc.
4.000%, 04/15/22	455	471,162
6.375%, 03/01/25	175	188,423
TBG Global Pte Ltd. 5.250%, 02/10/22	200	205,919
Telesat Canada/Telesat LLC 8.875%, 11/15/24 144A @	385	433,606
ViaSat, Inc. 5.625%, 09/15/25 144A @	380	382,394
Virgin Media Secured Finance PLC
5.250%, 01/15/26 144A @	200	208,250
5.500%, 08/15/26 144A @	600	632,250
6.250%, 03/28/29	175	253,553

		15,593,598

Transportation — 1.1%
DAE Funding LLC144A @
4.000%, 08/01/20	175	178,500
4.500%, 08/01/22	200	204,975
5.000%, 08/01/24	210	215,250
Park Aerospace Holdings Ltd.
5.250%, 08/15/22 144A @	280	291,200
4.500%, 03/15/23 144A @	595	594,173
5.500%, 02/15/24 144A @	145	152,250

	Par (000)	Value†

Transportation — (continued)
Watco Cos. LLC 6.375%, 04/01/23 144A @	$250	$259,375

		1,895,723

TOTAL CORPORATE BONDS (Cost $130,426,650)		135,587,782

LOAN AGREEMENTS — 12.8%‡
Aerospace & Defense — 0.1%
Standardaero Aviation (3 M LIBOR) 5.060%, 07/07/22 •	230	231,583

Chemicals — 0.5%
Macdermid, Inc. (3 M LIBOR + 3.500%) 4.735%, 06/07/20 •	217	217,252
Solenis International LP (3 M LIBOR + 6.750%) 8.067%, 07/31/22 •	675	670,498

		887,750

Commercial Services — 1.1%
Brickman Group Ltd. (3 M LIBOR + 3.000%) 4.235%, 12/18/20 •	316	317,223
Diversey (3 M LIBOR + 3.000%) 4.310%, 09/06/24 •	345	343,768
Hercules Bankruptcy Claim (3 M LIBOR) 10.500%, 05/06/20 ^,•,~	224	167,698
Internet Brands•
(3 M LIBOR + 3.500%) 4.820%, 08/16/24	230	228,466
(3 M LIBOR + 7.500%) 8.820%, 08/16/25	200	198,166
Laureate Education, Inc. (3 M LIBOR + 4.500%) 5.735%, 04/26/24 •	259	259,616
Sedgwick Claims Management Services, Inc. (3 M LIBOR + 5.750%) 6.985%, 02/28/22 •	375	377,812

		1,892,749

Diversified Financial Services — 0.3%
Fortress Investment Group (3 M LIBOR) 2.750%, 06/12/22 •	210	211,951
NFP Corp.
(3 M LIBOR) 4.735%, 01/08/24 •	273	274,504
(3 M LIBOR + 3.500%) 4.735%, 01/08/24 •	55	55,344

		541,799

Electric — 0.8%
Energy Future Intermediate Holdings Co. LLC (3 M LIBOR + 3.000%) 4.235%, 06/30/18 •	1,025	1,029,869

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Electric — (continued)
Vistra Operations Co. LLC (3 M LIBOR + 2.750%) 3.984%, 12/14/23 •	$99	$99,567
Vistra Operations Co. LLC, Class B (3 M LIBOR + 2.750%) 3.984%, 08/04/23 •	222	222,551
Vistra Operations Co. LLC, Class C (3 M LIBOR) 3.982%, 08/04/23 •	51	51,141

		1,403,128

Energy-Alternate Sources — 0.2%
Alliant Holdings I LLC (3 M LIBOR + 3.250%) 4.564%, 08/12/22 •	269	270,360
Terra-Gen Finance Co., LLC (3 M LIBOR + 4.250%) 5.490%, 12/09/21 ^,•	70	63,316

		333,676

Entertainment — 0.5%
Delta 2 (Lux) S.a.r.l. (3 M LIBOR + 3.000%) 4.235%, 02/01/24 •	675	678,881
William Morris Endeavor Entertainment LLC (3 M LIBOR + 7.250%) 8.490%, 05/06/22 •	200	202,000

		880,881

Healthcare Services — 0.3%
Envision Healthcare Corp. (3 M LIBOR + 3.000%) 4.240%, 12/01/23 •	471	472,386

Holding Companies — 0.2%
Peak 10 Holding Corp. (3 M LIBOR + 3.500%) 4.811%, 07/24/24 •	345	345,000

Insurance — 1.7%
Acrisure LLC (3 M LIBOR + 5.000%) 6.272%, 11/22/23 •	159	160,924
Asurion LLC•
(3 M LIBOR + 3.000%) 3.989%, 08/04/22	70	70,175
(3 M LIBOR) 3.989%, 08/04/22	619	620,275
(3 M LIBOR + 2.750%) 4.234%, 11/03/23	383	384,953
(3 M LIBOR) 4.234%, 11/03/23	250	251,312
(3 M LIBOR + 6.000%) 7.239%, 07/13/25	1,355	1,384,647
(3 M LIBOR) 7.239%, 08/04/25	140	143,063

		3,015,349

	Par (000)	Value†

Internet — 1.2%
Ancestry.com Operations, Inc. (3 M LIBOR + 3.250%) 4.490%, 10/19/23 •	$446	$448,008
Hoya Midco LLC (3 M LIBOR + 4.000%) 5.235%, 06/30/24 •	259	258,702
Tierpoint, LLC (3 M LIBOR + 3.750%) 4.985%, 05/06/24 •	145	145,300
Uber Technologies, Inc. (3 M LIBOR + 4.000%) 5.237%, 07/13/23 •	1,238	1,242,920

		2,094,930

Iron & Steel — 0.1%
Big River Steel LLC (3 M LIBOR + 5.000%) 6.333%, 08/23/23 •	140	141,400

Machinery—Diversified — 0.2%
Garder Denver, Inc. (3 M LIBOR + 2.750%) 4.083%, 07/30/24 •	341	341,467

Media — 0.5%
EIG Investors Corp. (3 M LIBOR + 4.000%) 5.318%, 02/09/23 •	507	511,574
iHeartCommunications, Inc. (3 M LIBOR) 8.083%, 01/30/19 •	525	404,523

		916,097

Metal Fabricate/Hardware — 0.2%
Zekelman Industries, Inc. (3 M LIBOR + 2.750%) 4.073%, 06/14/21 •	321	322,278

Miscellaneous Manufacturing — 0.4%
Bway Corp. (3 M LIBOR + 3.250%) 4.481%, 04/03/24 •	170	169,969
Filtration Group, Inc. (3 M LIBOR + 3.000%) 4.235%, 11/23/20 •	492	493,966

		663,935

Oil & Gas — 0.4%
Eagleclaw Midstream Ventures LLC•
(3 M LIBOR + 4.250%) 5.250%, 06/08/24	180	181,181
(3 M LIBOR) 5.522%, 06/24/24	429	431,386
Fairmount Santrol, Inc. (3 M LIBOR) 4.500%, 09/05/19 •	0	0

		612,567

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Oil & Gas Services — 0.0%
CGG Holding (U.S.), Inc. (3 M LIBOR) 6.500%, 05/15/19 •	$0	$0

Packaging and Containers — 0.1%
Flex Acquisition Co., Inc. (3 M LIBOR + 3.000%) 4.299%, 12/29/23 •	100	99,968
Tricorbraun, Inc. (3 M LIBOR + 3.750%) 5.083%, 11/30/23 •	113	113,301

		213,269

Retail — 0.8%
Academy Ltd. (3 M LIBOR + 4.000%) 5.274%, 07/01/22 •	782	526,558
Jo-Ann Stores, Inc.•
(3 M LIBOR) 6.190%, 10/20/23	93	89,163
(3 M LIBOR + 5.000%) 6.391%, 10/20/23	507	483,766
Serta Simmons•
(3 M LIBOR + 3.500%) 4.802%, 11/08/23	177	171,618
(3 M LIBOR + 3.000%) 9.312%, 11/08/24	132	126,894

		1,397,999

Software — 2.5%
Change Healthcare Holdings (3 M LIBOR + 2.750%) 3.985%, 03/01/24 •	234	234,351
Kraind Corp. (3 M LIBOR) 5.083%, 11/30/23 •	11	11,416
Kronos, Inc.•
(3 M LIBOR) 4.811%, 11/01/23	260	261,370
(3 M LIBOR + 3.500%) 4.811%, 11/01/23	421	423,386
(3 M LIBOR + 3.250%) 9.561%, 11/01/24	130	134,016
Mcafee LLC•
(3 M LIBOR) 5.830%, 09/26/24	130	130,585
(3 M LIBOR) 9.830%, 09/26/25	160	160,000
Micro Focus (3 M LIBOR) 3.987%, 06/21/24 •	515	515,644
Misys Ltd. (3 M LIBOR + 7.250%) 8.567%, 06/13/25 •	345	350,544
Rackspace Hosting, Inc. (3 M LIBOR + 3.000%) 4.311%, 11/03/23 •	348	347,294
SolarWinds Holdings, Inc. (3 M LIBOR + 3.500%) 4.735%, 02/03/23 •	370	371,252
Veritas US, Inc.•
(3 M LIBOR + 4.500%) 4.500%, 01/27/23	963	971,260

	Par (000)	Value†

Software — (continued)
(3 M LIBOR) 5.833%, 01/27/23	$344	$347,388

		4,258,506

Telecommunications — 0.2%
Cyxtera Technologies, Inc. (3 M LIBOR) 4.310%, 05/01/24 •	110	110,090
Digicel International Finance (3 M LIBOR + 3.750%) 5.070%, 05/27/24 •	270	270,675

		380,765

Transportation — 0.5%
Navistar, Inc. (3 M LIBOR + 4.000%) 5.240%, 08/07/20 •	288	288,895
Truck Hero, Inc.•
(3 M LIBOR + 4.000%) 5.326%, 04/22/24	375	374,374
(3 M LIBOR) 9.576%, 04/21/25 ^	170	170,850

		834,119

TOTAL LOAN AGREEMENTS‡ (Cost $22,201,701)		22,181,633

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 6.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	656,427	656,427
T. Rowe Price Investment, Ltd.	10,535,499	10,535,499

TOTAL SHORT-TERM INVESTMENTS (Cost $11,191,926)		11,191,926

TOTAL INVESTMENTS — 99.6% (Cost $166,658,472)		$172,538,148

Other Assets & Liabilities — 0.4%		615,397

TOTAL NET ASSETS — 100.0%		$173,153,545

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
†	See Security Valuation Note.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2017. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2017 is $1,860,790.
•	Variable Rate Security. The rate shown is the rate in effect on September 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $817,730.

CONV — Convertible Security.

CVR — Contingent Valued Rights.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 09/30/2017 ††
United States	78%
Luxembourg	6
Canada	4
Netherlands	2
United Kingdom	2
Bermuda	1
Cote D’Ivoire (Ivory Coast)	1
Other	6

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$97,923	$—	$97,923	$—
COMMON STOCKS
Entertainment	4,965	—	—	4,965
Media	549,764	549,764	—	—
Oil & Gas	466,965	316,883	150,082	—
Real Estate	197,533	197,533	—	—
Telecommunications	579,604	579,604	—	—
PREFERRED STOCKS	1,680,053	1,680,053	—	—
CORPORATE BONDS	135,587,782	—	135,587,782	—
LOAN AGREEMENTS	22,181,633	—	22,181,633	—
SHORT-TERM INVESTMENTS	11,191,926	11,191,926	—	—

TOTAL INVESTMENTS	$172,538,148	$14,515,763	$158,017,420	$4,965

OTHER FININCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$38,826	$—	$38,826	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$38,826	$—	$38,826	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(62,849)	$—	$(62,849)	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(62,849)	$—	$(62,849)	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2016	$26,352
Change in Appreciation/(Depreciation)	(21,387)

Balance as of 9/30/2017	$4,965

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by High Yield Bond Fund at September 30, 2017 were as follows:

	Currency	Counterparty	Settl- ement Date	For- eign Curr- ency Cont- ract	Forward Rate	U.S. Cont- ract Amount	U.S. Cont- ract Value	Unre- alized Foreign Exch- ange Gain	Unre- alized Foreign Exch- ange Loss
Sell	Canadian Dollar	Merrill Lynch	01/26/2018	$(483,000)	1.24692	$(393,633)	$(387,355)	$6,278	$—
Buy	Canadian Dollar	JP Morgan Chase	01/26/2018	21,016	1.24692	16,867	16,855	—	(12)
Buy	Canadian Dollar	HSBC Securities	01/26/2018	39,693	1.24692	32,138	31,833	—	(305)
Buy	Euro	Merrill Lynch	11/17/2017	295,791	0.84386	352,265	350,521	—	(1,744)
Buy	Euro	JP Morgan Chase	11/17/2017	153,874	0.84386	182,675	182,345	—	(330)
Buy	Euro	HSBC Securities	11/17/2017	221,432	0.84386	264,544	262,404	—	(2,140)
Sell	Euro	HSBC Securities	11/17/2017	(2,178,000)	0.84386	(2,570,651)	(2,580,996)	—	(10,345)
Sell	Pound Sterling	Merrill Lynch	10/20/2017	(1,393,000)	0.74574	(1,824,990)	(1,867,931)	—	(42,941)
Buy	Pound Sterling	HSBC Securities	10/20/2017	241,250	0.74575	309,498	323,502	14,004	—
Buy	Pound Sterling	Citibank	10/20/2017	430,882	0.74574	559,773	577,788	18,015	—
Sell	Swiss Francs	Merrill Lynch	11/17/2017	(188,000)	0.96525	(195,298)	(194,769)	529	—
Buy	Swiss Francs	State Street	11/17/2017	188,000	0.96525	199,801	194,769	—	(5,032)

	Total							$38,826	$(62,849)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 05/10/21	$534	$586,410
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 10/11/25	1,775	1,860,038
DB Master Finance LLC 2015-1A A21 3.262%, 02/20/45 144A @	1,428	1,430,618
Taco Bell Funding LLC 2016-1A A21 3.832%, 05/25/46 144A @	3,569	3,638,544
Wendys Funding LLC 2015-1A A21 3.371%, 06/15/45 144A @	2,274	2,293,994
TOTAL ASSET BACKED SECURITIES (Cost $9,586,040)		9,809,604

	Number of Shares	Value†
COMMON STOCKS — 61.5%
Agriculture — 2.2%
British American Tobacco PLC	317,097	19,851,735
Philip Morris International, Inc.	590,883	65,593,922

		85,445,657

Auto Parts & Equipment — 1.3%
Adient PLC	309,582	26,001,792
Magna International, Inc., Class A	458,844	24,493,093

		50,494,885

Banks — 4.6%
State Street Corp.	313,866	29,986,758
The Bank of New York Mellon Corp.	1,597,091	84,677,765
The PNC Financial Services Group, Inc.	308,798	41,616,706
Wells Fargo & Co.	356,400	19,655,460

		175,936,689

Beverages — 1.8%
Dr. Pepper Snapple Group, Inc.	609,423	53,915,653
PepsiCo, Inc.	130,929	14,589,418

		68,505,071

Biotechnology — 0.9%
Biogen, Inc.*	111,544	34,926,657
Bioverativ, Inc.*	6,455	368,387

		35,295,044

Building Materials — 1.3%
Johnson Controls International PLC	1,202,676	48,455,816

Commercial Services — 3.4%
Aramark	1,426,370	57,924,886
Equifax, Inc.	207,300	21,971,727
Mastercard, Inc., Class A	232,671	32,853,145
RELX PLC	812,804	17,829,474

		130,579,232

Computers — 0.6%
Apple, Inc.	145,800	22,470,696

	Number of Shares	Value†

Cosmetics & Personal Care — 0.6%
Essity AB, Class B*	779,291	$21,202,333

Diversified Financial Services — 2.6%
Visa, Inc., Class A	944,600	99,409,704

Electric — 2.1%
DTE Energy Co.	85,700	9,200,752
PG&E Corp.	1,016,057	69,183,321

		78,384,073

Electronics — 3.4%
Fortive Corp.	345,095	24,429,275
PerkinElmer, Inc.	1,037,915	71,584,998
Thermo Fisher Scientific, Inc.	184,130	34,837,396

		130,851,669

Environmental Control — 0.4%
Waste Connections, Inc.	192,172	13,444,353

Food — 1.1%
Mondelez International, Inc., Class A	587,703	23,896,004
The Kraft Heinz Co.	128,919	9,997,668
Tyson Foods, Inc., Class A	97,564	6,873,384

		40,767,056

Healthcare Products — 2.0%
Becton Dickinson & Co.,	398,414	78,069,223

Healthcare Services — 4.4%
Aetna, Inc.	218,134	34,685,487
Anthem, Inc.	97,400	18,494,312
Cigna Corp.	105,460	19,714,693
Humana, Inc.	157,808	38,446,763
UnitedHealth Group, Inc.	288,800	56,561,480

		167,902,735

Insurance — 2.9%
Marsh & McLennan Cos., Inc.	1,281,100	107,368,991
Willis Towers Watson PLC	25,979	4,006,741

		111,375,732

Internet — 4.3%
Alphabet, Inc., Class A*	8,700	8,471,364
Alphabet, Inc., Class C*	84,059	80,621,828
Amazon.com, Inc.*	63,239	60,794,813
Symantec Corp.	487,845	16,006,194

		165,894,199

Machinery - Diversified — 0.8%
Roper Technologies, Inc.	112,474	27,376,172
The Middleby Corp.*	28,135	3,606,063

		30,982,235

Media — 1.1%
Comcast Corp., Class A	761,703	29,310,332
Liberty Global PLC, Class C*	444,932	14,549,276

		43,859,608

Miscellaneous Manufacturing — 3.0%
Danaher Corp.	942,627	80,858,544

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
General Electric Co.	941,000	$22,753,380
Pentair PLC	142,614	9,692,048

		113,303,972

Oil & Gas — 1.3%
Canadian Natural Resources Ltd.	976,300	32,696,287
TOTAL S.A.	335,410	18,015,255

		50,711,542

Packaging and Containers — 0.6%
Ball Corp.	572,908	23,661,100

Pharmaceuticals — 3.7%
Abbott Laboratories	1,462,240	78,025,126
GlaxoSmithKline PLC	291,267	5,809,572
Perrigo Co. PLC	293,090	24,810,069
Zoetis, Inc.	517,767	33,012,824

		141,657,591

Retail — 4.4%
AutoZone, Inc.*	42,669	25,392,748
CVS Health Corp.	168,700	13,718,684
Lowe’s Cos., Inc.	154,053	12,314,997
O’Reilly Automotive, Inc.*	240,530	51,802,946
The Home Depot, Inc.	115,021	18,812,835
Yum! Brands, Inc.	649,493	47,809,180

		169,851,390

Software — 6.7%
Fidelity National Information Services, Inc.	575,056	53,704,480
Fiserv, Inc.*	799,809	103,143,369
Intuit, Inc.	132,996	18,904,051
Microsoft Corp.	1,059,900	78,951,951

		254,703,851

TOTAL COMMON STOCKS (Cost $1,906,941,822)		2,353,215,456

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Diversified — 1.6%
American Tower Corp.	144,478	19,747,253
SBA Communications Corp.*	185,811	26,766,075
SBA Communications Corp.	15,175,000	15,611,281
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,090,605)		62,124,609

	Number of Shares	Value†
PREFERRED STOCKS — 3.4%
Banks — 0.3%
State Street Corp.	50,923	1,358,116
U.S. Bancorp, Series F•	71,000	2,069,650
Wells Fargo & Co.	6,301	8,285,815

		11,713,581

	Number of Shares	Value†

Diversified — 0.9%
American Tower Corp.	172,318	$21,036,582
Crown Castle International Corp.*	13,269	14,171,292

		35,207,874

Diversified Financial Services — 0.1%
The Charles Schwab Corp.	150,000	4,071,000
The Charles Schwab Corp.	12,000	325,680

		4,396,680

Electric — 1.1%
Alabama Power Co.	100,000	2,579,000
DTE Energy Co.	267,708	14,576,701
NextEra Energy, Inc.	107,486	5,941,826
SCE Trust II	14,730	370,018
SCE Trust III•	161,355	4,451,784
SCE Trust IV•	340,000	9,237,800
SCE Trust V•	100,000	2,790,000
SCE Trust VI	75,000	1,903,500

		41,850,629

Healthcare Products — 1.0%
Becton Dickinson and Co., CONV	658,993	36,415,953

TOTAL PREFERRED STOCKS (Cost $117,011,035)		129,584,717

	Par (000)	Value†
CORPORATE BONDS — 19.2%
Advertising — 0.0%
Lamar Media Corp. 5.875%, 02/01/22	1,450	1,493,500

Aerospace & Defense — 0.0%
Harris Corp. 1.999%, 04/27/18	1,080	1,081,886
Moog, Inc. 5.250%, 12/01/22 144A @	650	677,625

		1,759,511

Agriculture — 0.3%
Philip Morris International, Inc. (3 M ICE LIBOR + 0.420%)
1.736%, 02/21/20 •	2,285	2,294,372
2.000%, 02/21/20	3,420	3,424,099
2.625%, 02/18/22	4,270	4,306,092

		10,024,563

Airlines — 0.1%
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/21	276	291,690
Delta Air Lines 2009-1, Class A, Pass Through Trust 7.750%, 06/17/21	304	334,100
Delta Air Lines 2011-1, Class A , Pass Through Trust 5.300%, 10/15/20	345	358,537

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
U.S. Airways 2010-1 Class A, Pass Through Trust 6.250%, 10/22/24	$1,513	$1,698,606
U.S. Airways 2012-2 Class A, Pass Through Trust 4.625%, 12/03/26	218	233,085
U.S. Airways 2012-2 Class B, Pass Through Trust 6.750%, 12/03/22 ^	435	480,326
U.S. Airways 2013-1 Class A, Pass Through Trust 3.950%, 05/15/27	4	4,181
U.S. Airways 2013-1 Class B, Pass Through Trust 5.375%, 05/15/23	4	4,463

		3,404,988

Auto Manufacturers — 0.3%
Tesla, Inc. 5.300%, 08/15/25 144A @	11,435	11,149,125

Banks — 0.6%
The PNC Financial Services Group, Inc. (3 M ICE LIBOR + 3.300%) 5.000%, 12/29/49 •	7,085	7,421,537
Regions Bank 7.500%, 05/15/18	75	77,593
State Street Corp. (3 M ICE LIBOR + 3.600%) 5.250%, 12/29/49 •	4,360	4,588,900
The Bank of New York Mellon Corp.•
(3 M ICE LIBOR + 3.130%) 4.625%, 12/29/49	3,175	3,239,135
(3 M ICE LIBOR + 3.420%) 4.950%, 12/29/49	5,800	6,021,125
U.S. Bancorp (3 M ICE LIBOR + 2.910%) 5.300%, 04/15/49 •	3,010	3,280,900

		24,629,190

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/19	2,995	3,002,736
(3 M ICE LIBOR + 1.260%) 2.571%, 02/01/21 •	3,820	3,948,195
2.650%, 02/01/21	1,690	1,717,447
3.300%, 02/01/23	2,175	2,254,984
PepsiCo, Inc. 1.250%, 04/30/18	1,635	1,633,687

		12,557,049

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	761,201

Chemicals — 0.2%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,779,709

	Par (000)	Value†

Chemicals — (continued)
Ecolab, Inc. 2.000%, 01/14/19	$2,330	$2,339,410

		6,119,119

Commercial Services — 0.8%
Aramark Services, Inc. 5.000%, 04/01/25 144A @	10,960	11,658,700
IHS Markit Ltd. 5.000%, 11/01/22 144A @	4,300	4,633,250
Iron Mountain, Inc.
6.000%, 08/15/23	1,100	1,164,625
5.750%, 08/15/24	6,335	6,532,969
Service Corp. International 5.375%, 05/15/24	4,875	5,179,687

		29,169,231

Computers — 0.3%
Apple, Inc. 1.500%, 09/12/19	10,920	10,899,488

Diversified Financial Services — 1.0%
Caterpillar Financial Services Corp.
1.250%, 11/06/17	1,645	1,644,753
2.250%, 12/01/19	1,155	1,163,347
Ford Motor Credit Co. LLC
1.724%, 12/06/17	2,150	2,150,150
(3 M ICE LIBOR + 0.570%) 1.886%, 12/06/17 •	6,325	6,328,536
2.145%, 01/09/18	3,360	3,364,200
5.000%, 05/15/18	1,800	1,835,800
2.375%, 03/12/19	4,275	4,296,200
2.597%, 11/04/19	5,350	5,393,160
Visa, Inc. 1.200%, 12/14/17	11,030	11,033,802

		37,209,948

Electric — 0.9%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,573,602
CMS Energy Corp. 8.750%, 06/15/19	415	460,452
Dominion Energy, Inc., STEP 2.962%, 07/01/19	350	355,030
DTE Energy Co. 3.800%, 03/15/27	8,575	8,825,465
Edison International 2.125%, 04/15/20	4,300	4,299,996
Fortive Corp. 1.800%, 06/15/19	345	344,682
NSTAR Electric Co. 3.200%, 05/15/27	1,715	1,726,017
Pacific Gas & Electric Co. 3.300%, 03/15/27	4,300	4,374,797
The Southern Co.
1.550%, 07/01/18	3,795	3,791,577
1.850%, 07/01/19	1,770	1,769,097
Virginia Electric & Power Co.
3.150%, 01/15/26	1,525	1,538,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
3.500%, 03/15/27	$3,010	$3,121,451

		33,180,666

Electronics — 0.1%
Amphenol Corp.
2.200%, 04/01/20	2,585	2,588,598
3.200%, 04/01/24	1,290	1,307,956

		3,896,554

Engineering & Construction — 0.3%
SBA Communications Corp. 4.875%, 07/15/22	11,060	11,419,450

Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	3,080	3,237,850
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/27 144A @	1,335	1,401,750

		4,639,600

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,572,344
The Kroger Co. 2.000%, 01/15/19	1,330	1,332,317
TreeHouse Foods, Inc. 6.000%, 02/15/24 144A @	600	641,250

		4,545,911

Gas — 0.4%
NiSource Finance Corp.
3.490%, 05/15/27	6,525	6,604,587
4.375%, 05/15/47	4,495	4,716,218
Southern California Gas Co. 3.200%, 06/15/25	3,625	3,678,104

		14,998,909

Healthcare Products — 1.0%
Becton Dickinson and Co.
2.675%, 12/15/19	1,895	1,917,752
(3 M ICE LIBOR + 1.030%) 2.346%, 06/06/22 •	3,685	3,705,000
3.363%, 06/06/24	3,805	3,840,499
Hologic, Inc. 5.250%, 07/15/22 144A @	10,861	11,404,050
Medtronic Global Holdings SCA
1.700%, 03/28/19	4,300	4,297,717
3.350%, 04/01/27	2,465	2,533,727
Medtronic, Inc.
1.500%, 03/15/18	4,025	4,025,083
2.500%, 03/15/20	2,845	2,886,832
Teleflex, Inc. 4.875%, 06/01/26	900	933,750

	Par (000)	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc. 3.200%, 08/15/27	$3,270	$3,234,742

		38,779,152

Healthcare Services — 1.5%
Centene Corp.
5.625%, 02/15/21	11,610	12,076,722
4.750%, 05/15/22	4,565	4,764,719
6.125%, 02/15/24	7,515	8,125,594
4.750%, 01/15/25	4,275	4,435,312
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,235,812
HCA, Inc.
3.750%, 03/15/19	1,725	1,761,656
4.250%, 10/15/19	3,781	3,913,335
6.500%, 02/15/20	18,920	20,599,150
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,544,784
Universal Health Services, Inc. 3.750%, 08/01/19 144A @	520	531,700

		58,988,784

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (3 M ICE LIBOR + 0.560%) 1.888%, 06/24/22 144A @,•	4,140	4,152,768
Spectrum Brands, Inc.
6.625%, 11/15/22	2,711	2,826,217
6.125%, 12/15/24	1,500	1,606,875

		8,585,860

Insurance — 0.5%
HUB International Ltd. 7.875%, 10/01/21 144A @	11,201	11,663,041
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,212,707
2.750%, 01/30/22	1,705	1,721,556
3.300%, 03/14/23	525	543,016
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,544,547

		17,684,867

Internet — 0.4%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,232,758
Netflix, Inc.
5.875%, 02/15/25	870	951,562
4.375%, 11/15/26 144A @	9,320	9,352,061

		14,536,381

Lodging — 0.0%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	1,350	1,377,000

Machinery — Diversified — 0.2%
CNH Industrial Capital LLC
3.625%, 04/15/18	5,700	5,737,335
3.875%, 07/16/18	1,725	1,744,406

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Machinery—Diversified — (continued)
Welbilt, Inc. 9.500%, 02/15/24	$425	$488,219
Xylem, Inc.
4.875%, 10/01/21	415	451,922
3.250%, 11/01/26	640	639,109

		9,060,991

Media — 2.1%
Altice US Finance I Corp. 5.375%, 07/15/23 144A @	1,169	1,236,218
CCO Holdings LLC 5.000%, 02/01/28 144A @	4,180	4,165,579
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	1,900	1,957,000
5.250%, 09/30/22	7,165	7,379,950
5.125%, 02/15/23	5,100	5,265,750
5.125%, 05/01/23 144A @	1,200	1,249,500
5.750%, 09/01/23	3,600	3,735,000
5.750%, 01/15/24	4,225	4,388,719
5.875%, 04/01/24 144A @	2,575	2,732,719
Cequel Communications Holdings I LLC/C equel Capital Corp. 6.375%, 09/15/20 144A @	5,162	5,271,692
Charter Communications Operating LLC/C harter Communications Operating Capital 3.579%, 07/23/20	2,225	2,284,135
DISH DBS Corp. 4.250%, 04/01/18	1,530	1,541,475
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	6,280	6,758,850
Time Warner Cable LLC 6.750%, 07/01/18	3,975	4,118,890
Unitymedia GmbH 6.125%, 01/15/25 144A @	6,225	6,637,406
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	12,663	13,074,547
Ziggo Secured Finance BV 5.500%, 01/15/27 144A @	7,925	8,120,668

		79,918,098

Miscellaneous Manufacturing — 0.2%
3M Co.
2.250%, 03/15/23	3,400	3,400,700
2.875%, 10/15/27	4,250	4,227,986

		7,628,686

Oil & Gas — 1.3%
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	1,000,709
Chevron Corp. 1.365%, 03/02/18	4,400	4,399,516
Concho Resources, Inc.
5.500%, 10/01/22	4,150	4,268,690
5.500%, 04/01/23	11,900	12,244,505
Diamondback Energy, Inc. 4.750%, 11/01/24	1,200	1,224,000
EQT Corp.

	Par (000)	Value†

Oil & Gas — (continued)
6.500%, 04/01/18	$1,620	$1,654,280
8.125%, 06/01/19	1,754	1,924,688
Matador Resources Co. 6.875%, 04/15/23	3,300	3,493,875
Range Resources Corp.
5.000%, 08/15/22 144A @	1,450	1,448,187
5.000%, 03/15/23 144A @	5,640	5,597,700
4.875%, 05/15/25	3,860	3,802,100
Shell International Finance BV (3 M ICE LIBOR + 0.450%) 1.759%, 05/11/20 •	6,720	6,777,490

		47,835,740

Packaging and Containers — 0.5%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
5.750%, 10/15/20	11,030	11,223,576
6.875%, 02/15/21	681	697,556
(3 M ICE LIBOR + 3.500%) 4.804%, 07/15/21 144A @,•	4,875	4,972,500
5.125%, 07/15/23 144A @	2,725	2,843,810

		19,737,442

Pharmaceuticals — 0.3%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,198,578
Johnson & Johnson 1.125%, 11/21/17	1,360	1,359,682
Pfizer, Inc. 1.200%, 06/01/18	8,525	8,514,699

		12,072,959

Pipelines — 0.2%
Enbridge Energy Partners LP 6.500%, 04/15/18	120	122,979
Targa Resources Partners LP
5.250%, 05/01/23	2,665	2,718,300
4.250%, 11/15/23	2,940	2,914,275
Targa Resources Partners LP/ Tagra Resources Partners Finance Corp. 4.125%, 11/15/19	380	383,800

		6,139,354

Real Estate — 0.2%
American Tower Corp. 3.300%, 02/15/21	3,575	3,663,206
CBRE Services, Inc. 5.000%, 03/15/23	2,100	2,175,911
Iron Mountain, Inc. 4.375%, 06/01/21 144A @	2,940	3,040,813

		8,879,930

Retail — 1.6%
AutoZone, Inc.
1.625%, 04/21/19	365	363,002
2.500%, 04/15/21	1,915	1,914,052
Dollar Tree, Inc. 5.750%, 03/01/23	6,550	6,910,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
KFC Holding Co./ Pizza Hut Holdings/ Taco Bell of America LLC144A @
5.000%, 06/01/24	$2,105	$2,218,144
5.250%, 06/01/26	2,983	3,158,251
4.750%, 06/01/27	11,820	12,174,600
L Brands, Inc. 8.500%, 06/15/19	6,784	7,453,920
McDonald’s Corp. 2.100%, 12/07/18	505	507,380
Yum! Brands, Inc.
6.250%, 03/15/18	3,120	3,174,600
5.300%, 09/15/19	2,190	2,304,975
3.875%, 11/01/20	3,725	3,844,200
3.750%, 11/01/21	9,925	10,222,750
3.875%, 11/01/23	3,645	3,643,688
6.875%, 11/15/37	2,255	2,477,681
5.350%, 11/01/43	1,565	1,471,100

		61,838,593

Semiconductors — 0.6%
NXP BV/NXP Funding LLC144A @
3.750%, 06/01/18	22,510	22,735,100
4.125%, 06/15/20	450	469,688

		23,204,788

Software — 1.2%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,234,838
Microsoft Corp. 3.300%, 02/06/27	31,805	32,930,992
MSCI, Inc.144A @
5.250%, 11/15/24	2,944	3,135,360
5.750%, 08/15/25	2,814	3,070,778

		44,371,968

Telecommunications — 1.3%
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,525,549
5.250%, 01/15/23	13,865	15,348,609
Level 3 Financing, Inc.
5.375%, 08/15/22	3,500	3,604,335
5.625%, 02/01/23	2,975	3,067,781
T-Mobile USA, Inc. 6.836%, 04/28/23	2,125	2,244,531
Verizon Communications, Inc.
(3 M ICE LIBOR + 1.000%) 2.321%, 03/16/22 •	4,300	4,362,256
3.125%, 03/16/22	4,300	4,406,240
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	3,125	3,285,156
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	3,450	3,592,313

		48,436,770

Transportation — 0.1%
Burlington Northern Santa Fe LLC 3.250%, 06/15/27	2,995	3,071,488

	Par (000)	Value†

TOTAL CORPORATE BONDS (Cost $719,631,413)		$734,006,854

LOAN AGREEMENTS — 1.4%‡
Diversified Financial Services — 0.2%
Global Payments, Inc. (3 M LIBOR) 3.050%, 05/02/22 ^•	2,975	2,967,562
Vantiv LLC (3 M LIBOR) 3.559%, 09/20/22 •	2,540	2,541,067

		5,508,629

Entertainment — 0.0%
Kasima LLC (3 M LIBOR + 2.500%) 3.826%, 05/17/21 •	251	252,094

Insurance — 0.6%
Hub International Ltd. (3 M LIBOR + 3.000%) 4.312%, 10/02/20 •	23,047	23,188,475

Machinery — Diversified — 0.1%
Welbilt, Inc. (3 M LIBOR + 2.750%) 3.985%, 03/03/23 •	4,953	4,981,566

Media — 0.1%
Charter Communications Operating
(3 M LIBOR + 2.000%) 3.240%, 07/01/20 •	3,019	3,028,230
(3 M LIBOR + 2.000%) 3.240%, 01/03/21 •	1,420	1,423,410

		4,451,640

Oil & Gas — 0.1%
Eagleclaw Midstream Ventures LLC (3 M LIBOR + 4.250%) 5.522%, 06/24/24 •	4,264	4,292,286

Pharmaceuticals — 0.0%
Prestige Brands Holdings, Inc. (3 M LIBOR + 2.750%) 3.985%, 01/26/24 •	398	399,789

Retail — 0.0%
Dollar Tree, Inc. 4.250%, 07/06/22	250	253,125

Software — 0.3%
Change Healthcare Holdings (3 M LIBOR + 2.750%) 3.985%, 03/01/24	9,055	9,074,873	•

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
Fiserv, Inc. (3 M LIBOR) 2.243%, 10/25/18 ^•	$690	$686,550

		9,761,423

TOTAL LOAN AGREEMENTS (Cost $52,362,841)		53,089,027

	Number of Contracts	Value†
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
TOTAL PURCHASED OPTIONS (See open purchased options schedule) (Cost $2,112,912)		2,439,936

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 13.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	9,811,138	9,811,138
T. Rowe Price Investment, Ltd.	506,133,613	506,133,613

TOTAL SHORT-TERM INVESTMENTS (Cost $515,944,751)		515,944,751

TOTAL INVESTMENTS — 100.9% (Cost $3,381,681,419)		$3,860,214,954

Other Assets & Liabilities — (0.9)%		(34,908,450)

TOTAL NET ASSETS — 100.0%		$3,825,306,504

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $10,652,224)		(21,898,552)

†	See Security Valuation Note.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security. The rate shown is the rate in effect on September 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
^	Illiquid security. The total market value of illiquid securities at September 30, 2017 is $4,134,438.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2017. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2017 ††
United States	90%
Canada	2
Ireland	2
United Kingdom	2
Germany	1
Netherlands	1
Sweden	1
Other	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Sign- ificant- Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$9,809,604	$—	$9,809,604	$—
COMMON STOCKS	2,353,215,456	2,353,215,456	—	—
REAL ESTATE INVESTMENT TRUSTS
Diversified	35,358,534	19,747,253	15,611,281	—
Telecommunications	26,766,075	26,766,075	—	—
PREFERRED STOCKS	129,584,717	129,584,717	—	—
CORPORATE BONDS	734,006,854	—	734,006,854	—
LOAN AGREEMENTS	53,089,027	—	53,089,027	—
PURCHASED OPTIONS	2,439,936	—	2,439,936	—
SHORT-TERM INVESTMENTS	515,944,751	515,944,751	—	—

TOTAL INVESTMENTS	$3,860,214,954	$3,045,258,252	$814,956,702	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(21,898,552)	$(164,956)	$(21,733,596)	$—

TOTAL LIABILITIES	$(21,898,552)	$(164,956)	$(21,733,596)	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $28,648,314 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open Purchased Options

Call Options - 0.01%

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Altria Group Inc.	170	$1,105,000	$65	3/16/2018	$43,180
Altria Group Inc.	170	1,147,500	68	6/15/2018	37,400
AT & T Inc.	1,693	6,602,700	39	4/20/2018	270,880
AT & T Inc.	1,693	6,772,000	40	6/15/2018	237,020
Comcast Corp.	848	3,392,000	40	6/15/2018	167,056
Consumer Discretionary SELT	1,355	12,872,500	95	3/16/2018	135,500
Consumer Discretionary SELT	1,355	12,872,500	95	6/15/2018	261,515
CVS Health Corp.	170	1,445,000	85	5/18/2019	53,550
Dr Pepper Snapple Group Inc.	85	786,250	93	5/18/2018	22,100
Dr Pepper Snapple Group Inc.	85	807,500	95	5/18/2018	15,300
Financial Select Sector SPDR	2,538	6,598,800	26	3/16/2018	258,876
Financial Select Sector SPDR	2,538	6,598,800	26	6/15/2018	337,554
Genuine Parts Co.	85	765,000	90	5/18/2018	70,550
JM Smucker Co./The	169	1,943,500	115	4/20/2018	33,969
Kraft Heinz Co/The	339	2,881,500	85	4/20/2018	42,375
O’Reilly Automotive Inc.	63	1,386,000	220	5/18/2018	116,550
Synchrony Financial	169	523,900	31	5/18/2018	36,335
Sysco Corp.	85	467,500	55	5/18/2018	17,000
Verizon Communications Inc.	488	2,440,000	50	4/20/2018	77,592
Verizon Communications Inc.	488	2,440,000	50	5/18/2018	101,992
Wells Fargo & Co.~	154	847,000	55	5/18/2018	49,742
Wells Fargo & Co.	154	847,000	55	5/18/2018	53,900

Total Purchased Options					$2,439,936

Open Written Options
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet Inc.	40	$3,360,000	$840	1/19/2018	$(514,400)
Alphabet Inc.	40	3,440,000	860	1/19/2018	(455,200)
Alphabet Inc.	116	10,208,000	880	1/19/2018	(1,119,400)
Alphabet Inc.	192	17,280,000	900	1/19/2018	(1,548,672)
Alphabet Inc.	186	17,112,000	920	1/19/2018	(1,224,438)
Alphabet Inc.	168	15,792,000	940	1/19/2018	(900,312)
Amazon.com	105	10,500,000	1,000	1/19/2018	(372,750)
Amazon.com	76	8,208,000	1,080	1/19/2018	(105,108)
Amazon.com	76	8,360,000	1,100	1/19/2018	(79,800)
Amazon.com	174	16,530,000	950	1/19/2018	(1,021,380)
American Tower Corp.	337	3,875,500	115	1/19/2018	(771,730)
American Tower Corp.	337	4,044,000	120	1/19/2018	(598,512)
Apple, Inc.	547	9,572,500	175	1/19/2018	(95,725)
Apple, Inc.	548	9,864,000	180	1/19/2018	(63,020)
Bank of New York Mellon	892	4,906,000	55	1/18/2019	(330,040)
Bank of New York Mellon	891	5,346,000	60	1/18/2019	(175,527)
Biogen, Inc.	129	4,515,000	350	1/19/2018	(194,790)
Danaher Corp.	2,225	20,025,000	90	1/19/2018	(244,750)
Mastercard Inc.	846	11,844,000	140	1/19/2018	(520,290)
Mastercard Inc.	55	660,000	120	1/19/2018	(118,525)
Mastercard Inc.	26	325,000	125	1/19/2018	(45,110)
Mastercard Inc.	1	13,000	130	1/19/2018	(1,321)
The PNC Financial Services	1,030	13,905,000	135	1/19/2018	(530,450)
The PNC Financial Services	99	1,386,000	140	1/18/2019	(93,060)
The PNC Financial Services	99	1,435,500	145	1/18/2019	(73,260)
The PNC Financial Services	99	1,485,000	150	1/18/2019	(57,420)
The PNC Financial Services	99	1,534,500	155	1/18/2019	(47,520)
UnitedHeatlth Group, Inc.	892	16,056,000	180	1/19/2018	(1,635,036)
Visa Inc.	543	6,516,000	120	1/18/2019	(228,060)
Visa Inc.	938	9,849,000	105	1/18/2018	(398,650)
Visa Inc.	197	2,068,500	105	1/18/2019	(201,925)
Visa Inc.	197	2,167,000	110	1/18/2019	(156,615)
Visa Inc.	197	2,265,500	115	1/18/2019	(113,078)
Visa Inc.	1,611	14,499,000	90	1/19/2018	(2,577,600)
Visa Inc.	3,101	29,459,500	95	1/19/2018	(3,473,120)
Wells Fargo & Co.	1,605	10,432,500	65	1/19/2018	(19,260)
Zoetis, Inc.	2,429	14,574,000	60	1/19/2018	(1,170,778)
Zoetis, Inc.	1,567	9,793,750	63	1/19/2018	(485,770)
Zoetis, Inc.	778	5,057,000	65	1/19/2018	(136,150)

Total Written Options					$(21,898,552)

~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $49,742.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.9%
Penn Series Index 500 Fund* (Cost $20,520,437)	2,389,668	$49,035,994

AFFILIATED FIXED INCOME FUNDS — 40.0%
Penn Series Quality Bond Fund* (Cost $26,635,684)	2,243,697	32,690,663

TOTAL INVESTMENTS — 99.9% (Cost $47,156,121)		$81,726,657

Other Assets & Liabilities — 0.1%		113,069

TOTAL NET ASSETS — 100.0%		$81,839,726

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$49,035,994	$49,035,994	$—	$—
AFFILIATED FIXED INCOME FUNDS	32,690,663	32,690,663	—	—

TOTAL INVESTMENTS	$81,726,657	$81,726,657	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 93.6%
Aerospace & Defense — 2.4%
The Boeing Co.	28,536	$7,254,137

Agriculture — 2.2%
British American Tobacco PLC	34,541	2,162,429
Philip Morris International, Inc.	40,231	4,466,043

		6,628,472

Airlines — 1.9%
American Airlines Group, Inc.	92,900	4,411,821
United Continental Holdings, Inc.*	20,554	1,251,327

		5,663,148

Auto Manufacturers — 2.0%
Ferrari N.V.*	25,583	2,826,410
Tesla Motors, Inc.*	9,111	3,107,762

		5,934,172

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC	12,200	1,200,480

Banks — 3.8%
First Republic Bank	18,677	1,950,999
JPMorgan Chase & Co.	32,100	3,065,871
Morgan Stanley	92,800	4,470,176
State Street Corp.	17,800	1,700,612

		11,187,658

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	27,459	3,852,223
Biogen, Inc.*	11,532	3,610,900
Celgene Corp.*	11,300	1,647,766
Vertex Pharmaceuticals, Inc.*	28,767	4,373,735

		13,484,624

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	26,541	1,784,351

Commercial Services — 6.5%
Equifax, Inc.	21,261	2,253,453
Mastercard, Inc., Class A	37,500	5,295,000
PayPal Holdings, Inc.*	125,955	8,064,899
TransUnion*	39,657	1,874,190
Vantiv, Inc., Class A*	27,200	1,916,784

		19,404,326

Computers — 5.8%
Apple, Inc.	111,386	17,166,810

Diversified Financial Services — 4.9%
Intercontinental Exchange, Inc.	47,600	3,270,120
TD Ameritrade Holding Corp.	64,183	3,132,130
Visa, Inc., Class A	76,000	7,998,240

		14,400,490

Electric — 0.8%
NextEra Energy, Inc.	16,000	2,344,800

Electrical Components & Equipment — 0.9%
Acuity Brands, Inc.	16,225	2,779,018

	Number of Shares	Value†

Electronics — 1.8%
Fortive Corp.	27,288	$1,931,718
Honeywell International, Inc.	23,100	3,274,194

		5,205,912

Food — 0.6%
Danone S.A.	1,411	110,682
The Kraft Heinz Co.	19,400	1,504,470

		1,615,152

Healthcare Products — 4.4%
Becton Dickinson & Co.,	21,001	4,115,146
Intuitive Surgical, Inc.*	4,400	4,601,872
Stryker Corp.	30,500	4,331,610

		13,048,628

Healthcare Services — 6.3%
Aetna, Inc.	13,039	2,073,332
Anthem, Inc.	12,600	2,392,488
Centene Corp.*	11,725	1,134,628
Cigna Corp.	16,133	3,015,903
HCA Healthcare, Inc.*	27,800	2,212,602
Humana, Inc.	8,011	1,951,720
UnitedHealth Group, Inc.	30,400	5,953,840

		18,734,513

Insurance — 0.4%
Chubb Ltd.	8,360	1,191,718

Internet — 23.3%
Alibaba Group Holding Ltd. ADR*	50,068	8,647,244
Alphabet, Inc., Class A*	7,530	7,332,112
Alphabet, Inc., Class C*	7,720	7,404,329
Amazon.com, Inc.*	16,550	15,910,343
Facebook, Inc., Class A*	69,227	11,828,817
Netflix, Inc.*	9,700	1,759,095
Symantec Corp.	110,500	3,625,505
Tencent Holdings Ltd.	70,900	3,051,434
The Priceline Group, Inc.*	5,210	9,538,572

		69,097,451

Lodging — 0.6%
Marriott International, Inc., Class A	11,839	1,305,368
MGM Resorts International	13,290	433,121

		1,738,489

Machinery — Diversified — 1.3%
Roper Technologies, Inc.	11,542	2,809,323
Wabtec Corp.	13,209	1,000,582

		3,809,905

Miscellaneous Manufacturing — 1.4%
Danaher Corp.	16,900	1,449,682
Illinois Tool Works, Inc.	18,100	2,678,076

		4,127,758

Pharmaceuticals — 1.2%
Merck & Co., Inc.	35,100	2,247,453
Zoetis, Inc.	21,900	1,396,344

		3,643,797

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 2.6%
AutoZone, Inc.*	2,306	$1,372,324
Dollar General Corp.	11,600	940,180
Restaurant Brands International, Inc.	27,778	1,774,458
The Home Depot, Inc.	5,700	932,292
Yum! Brands, Inc.	37,600	2,767,736

		7,786,990

Semiconductors — 1.6%
ASML Holding N.V.	4,400	753,280
NVIDIA Corp.	4,100	732,957
Xilinx, Inc.	47,751	3,382,203

		4,868,440

Software — 10.3%
Electronic Arts, Inc.*	24,500	2,892,470
Fidelity National Information Services, Inc.	30,400	2,839,056
Fiserv, Inc.*	18,603	2,399,043
Intuit, Inc.	25,600	3,638,784
Microsoft Corp.	153,900	11,464,011
salesforce.com, Inc.*	38,800	3,624,696
ServiceNow, Inc.*	19,522	2,294,421
Workday, Inc., Class A*	14,144	1,490,636

		30,643,117

Telecommunications — 0.8%
Altice USA, Inc., Class A*	24,861	678,954
T-Mobile US, Inc.*	28,000	1,726,480

		2,405,434

Water — 0.3%
American Water Works Co., Inc.	9,907	801,575

TOTAL COMMON STOCKS (Cost $200,640,654)		277,951,365

PREFERRED STOCKS — 1.6%
Internet — 0.8%
Dropbox Inc., Class A*(1),^,~	24,940	234,436
Flipkart Ltd., Ordinary Shares*(1),^,~	566	49,872
Flipkart Ltd., Series A*(1),^,~	196	17,270
Flipkart Ltd., Series C*(1),^,~	341	30,047
Flipkart Ltd., Series E*(1),^,~	636	56,040
Flipkart Ltd., Series G*(1),^,~	2,888	345,867
Flipkart Ltd., Series H*(1),^,~	2,579	366,837
Uber Technologies, Inc., Series G, CONV*(1),^,~	12,545	536,048
Xiaoju Kuaizhi, Inc (didi), CONV*(1),^,~	11,920	607,111

		2,243,528

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*(1),^,~	9,999	1,121,887
Airbnb, Inc., Series E, CONV*(1),^,~	3,694	414,467

		1,536,354

Real Estate — 0.2%
WeWork Companies, Inc., Class A*(1),^,~	923	47,821

	Number of Shares	Value†

Real Estate — (continued)
WeWork Companies, Inc., Series E, CONV*(1),^,~	8,297	$429,867

		477,688

Software — 0.1%
Magic Leap Inc., Series C, CONV*(1),^,~	15,808	364,106

TOTAL PREFERRED STOCKS (Cost $3,744,429)		4,621,676

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Diversified — 2.7%
American Tower Corp.	22,600	3,088,968
Crown Castle International Corp.	48,700	4,869,026

		7,957,994

Telecommunications — 0.4%
Equinix, Inc.	2,589	1,155,471

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,214,789)		9,113,465

	Par (000)	Value†
CORPORATE BONDS — 0.7%
Lodging — 0.7%
Caesars Entertainment Operating Co., Inc. 10.750%, 02/01/16 ^^	95	146,300
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18 ^^	1,918	1,975,540
TOTAL CORPORATE BONDS (Cost $2,006,497)		2,121,840

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	722,951	722,951
T. Rowe Price Investment, Ltd.	3,180,200	3,180,200

TOTAL SHORT-TERM INVESTMENTS (Cost $3,903,151)		3,903,151

TOTAL INVESTMENTS — 100.3% (Cost $217,509,520)		$297,711,497

Other Assets & Liabilities — (0.3)%		(911,220)

TOTAL NET ASSETS — 100.0%		$296,800,277

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
^^	Defaulted Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2017 is $4,621,676.
†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $4,621,676.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 09/30/2017 ††
United States	93%
China	4
Canada	1
Italy	1
United Kingdom	1

Total	100%

††%	of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$277,951,365	$277,951,365	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,113,465	9,113,465	—	—
PREFERRED STOCKS	4,621,676	—	—	4,621,676
CORPORATE BONDS	2,121,840	—	2,121,840	—
SHORT-TERM INVESTMENTS	3,903,151	3,903,151	—	—

TOTAL INVESTMENTS	$297,711,497	$290,967,981	$2,121,840	$4,621,676

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2016	$4,474,572
Change in Appreciation/(Depreciation)	542,900
Transfers Out of Level 3	(395,796)

Balance as of 9/30/2017	$4,621,676

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund had transfers of $395,796 from Level 3 to Level 2 fair value hierarchy during the reporting period. On March 1, 2017, Snap, Inc. began publicly trading, therefore obtaining a Significant Observable Input for the valuation of Snap, Inc. Class A and Class B shares.

An amount of $3,173,947 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.3%
United Technologies Corp.	6,159	$714,937

Apparel — 5.6%
LVMH Moet Hennessy Louis Vuitton S.E.	3,468	956,866
NIKE, Inc., Class B	27,382	1,419,757
VF Corp.	12,511	795,324

		3,171,947

Beverages — 3.1%
Ambev S.A. ADR	61,218	403,427
PepsiCo, Inc.	6,924	771,541
Pernod Ricard S.A.	4,295	594,173

		1,769,141

Chemicals — 6.8%
Ecolab, Inc.	10,527	1,353,877
LyondellBasell Industries NV, Class A	1,814	179,677
Monsanto Co.	5,236	627,378
PPG Industries, Inc.	8,050	874,713
The Sherwin-Williams Co.	2,376	850,703

		3,886,348

Commercial Services — 6.3%
Equifax, Inc.	4,449	471,550
Mastercard, Inc., Class A	7,198	1,016,358
Moody’s Corp.	7,492	1,042,961
Verisk Analytics, Inc.*	12,259	1,019,826

		3,550,695

Computers — 9.1%
Accenture PLC, Class A	17,385	2,348,192
Apple, Inc.	9,743	1,501,591
Cognizant Technology Solutions Corp., Class A	18,200	1,320,228

		5,170,011

Cosmetics & Personal Care — 7.8%
Colgate-Palmolive Co.	23,266	1,694,928
Coty, Inc., Class A	47,553	786,051
L’Oreal S.A.	2,275	483,717
The Estee Lauder Cos., Inc., Class A	13,548	1,461,016

		4,425,712

Diversified Financial Services — 6.4%
CME Group, Inc.	2,131	289,134
The Blackstone Group LP	32,473	1,083,624
The Charles Schwab Corp.	11,322	495,224
Visa, Inc., Class A	16,587	1,745,616

		3,613,598

Electronics — 7.6%
Amphenol Corp., Class A	11,394	964,388
Fortive Corp.	5,116	362,161
Mettler-Toledo International, Inc.*	1,067	668,113
Thermo Fisher Scientific, Inc.	9,119	1,725,315
Waters Corp.*	3,359	603,008

		4,322,985

	Number of Shares	Value†

Entertainment — 0.7%
Paddy Power Betfair PLC	4,120	$409,091

Food — 0.9%
Compass Group PLC	25,172	533,953

Healthcare Products — 1.7%
DENTSPLY SIRONA, Inc.	2,492	149,047
The Cooper Cos., Inc.	1,786	423,478
Zimmer Biomet Holdings, Inc.	3,207	375,508

		948,033

Household Products & Wares — 0.7%
Church & Dwight Co., Inc.	8,063	390,652

Insurance — 2.3%
Aon PLC	8,780	1,282,758

Internet — 6.5%
Alphabet, Inc., Class A*	3,813	3,712,794

Media — 3.4%
Comcast Corp., Class A	24,906	958,383
The Walt Disney Co.	1,922	189,451
Twenty-First Century Fox, Inc., Class A	29,123	768,265

		1,916,099

Miscellaneous Manufacturing — 2.2%
Colfax Corp.*	10,373	431,932
Danaher Corp.	9,705	832,495

		1,264,427

Oil & Gas Services — 0.8%
Schlumberger Ltd.	6,877	479,739

Pharmaceuticals — 6.0%
Abbott Laboratories	18,825	1,004,502
Eli Lilly & Co.	7,053	603,314
Express Scripts Holding Co.*	4,742	300,263
Roche Holding AG	2,977	759,967
Zoetis, Inc.	11,802	752,496

		3,420,542

Retail — 6.1%
AutoZone, Inc.*	768	457,045
CVS Health Corp.	8,382	681,624
Starbucks Corp.	25,892	1,390,659
The TJX Cos., Inc.	12,307	907,395

		3,436,723

Semiconductors — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,674	701,209
Texas Instruments, Inc.	16,761	1,502,456

		2,203,665

Software — 8.6%
Electronic Arts, Inc.*	8,465	999,378
Fidelity National Information Services, Inc.	13,024	1,216,311
Fiserv, Inc.*	7,688	991,444

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Microsoft Corp.	22,297	$1,660,904

		4,868,037

Transportation — 1.6%
Union Pacific Corp.	7,682	890,881

TOTAL COMMON STOCKS (Cost $45,178,359)		56,382,768

SHORT-TERM INVESTMENTS — 1.0%
Money Market — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $559,256)	559,256	559,256

TOTAL INVESTMENTS — 100.4% (Cost $45,737,615)		$56,942,024

Other Assets & Liabilities — (0.4)%		(211,001)

TOTAL NET ASSETS — 100.0%		$56,731,023

†	See Security Valuation Note.
*	Non-income producing security.

LP — Limited Partnership.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$56,382,768	$56,382,768	$—	$—
SHORT-TERM INVESTMENTS	559,256	559,256	—	—

TOTAL INVESTMENTS	$56,942,024	$56,942,024	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $2,439,229 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 8.6%
TransDigm Group, Inc.	15,711	$4,016,517
United Technologies Corp.	50,976	5,917,294

		9,933,811

Apparel — 5.9%
LVMH Moet Hennessy Louis Vuitton S.E.	20,572	5,676,083
NIKE, Inc., Class B	22,318	1,157,188

		6,833,271

Building Materials — 3.0%
Martin Marietta Materials, Inc.	8,541	1,761,411
Vulcan Materials Co.	14,737	1,762,545

		3,523,956

Chemicals — 1.6%
The Sherwin-Williams Co.	5,134	1,838,177

Commercial Services — 12.5%
IHS Markit Ltd.*	63,885	2,816,051
Mastercard, Inc., Class A	20,433	2,885,139
S&P Global, Inc.	37,203	5,815,201
Verisk Analytics, Inc.*	35,973	2,992,594

		14,508,985

Electronics — 1.1%
Fortive Corp.	18,576	1,314,995

Insurance — 5.1%
Berkshire Hathaway, Inc., Class B*	32,095	5,883,655

Internet — 24.1%
Alphabet, Inc., Class C*	7,468	7,162,634
Amazon.com, Inc.*	9,106	8,754,053
Facebook, Inc., Class A*	40,800	6,971,496
The Priceline Group, Inc.*	1,555	2,846,925
Twitter, Inc.*	127,708	2,154,434

		27,889,542

Media — 2.5%
The Walt Disney Co.	29,404	2,898,352

Miscellaneous Manufacturing — 2.5%
Danaher Corp.	33,350	2,860,763

Pharmaceuticals — 2.8%
Zoetis, Inc.	50,200	3,200,752

Retail — 8.5%
L Brands, Inc.	29,248	1,217,009
Starbucks Corp.	105,062	5,642,880
The TJX Cos., Inc.	39,716	2,928,261

		9,788,150

Software — 14.8%
Activision Blizzard, Inc.	63,003	4,064,324
MSCI, Inc.	24,736	2,891,638
salesforce.com, Inc.*	45,797	4,278,356
ServiceNow, Inc.*	25,211	2,963,049

	Number of Shares	Value†

Software — (continued)
Workday, Inc., Class A*	27,709	$2,920,251

		17,117,618

Transportation — 3.6%
Union Pacific Corp.	35,419	4,107,542

TOTAL COMMON STOCKS (Cost $97,633,712)		111,699,569

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,224,650)	4,224,650	4,224,650

TOTAL INVESTMENTS — 100.3% (Cost $101,858,362)		$115,924,219

Other Assets & Liabilities — (0.3)%		(334,130)

TOTAL NET ASSETS — 100.0%		$115,590,089

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 09/30/2017 ††
United States	93%
France	5
United Kingdom	2

Total	100%

††%	of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$111,699,569	$111,699,569	$—	$—
SHORT-TERM INVESTMENTS	4,224,650	4,224,650	—	—

TOTAL INVESTMENTS	$115,924,219	$115,924,219	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 100.8%
Aerospace & Defense — 5.5%
Harris Corp.	27,016	$3,557,467
Northrop Grumman Corp.	10,836	3,117,734
United Technologies Corp.	35,159	4,081,256

		10,756,457

Agriculture — 1.6%
Philip Morris International, Inc.	28,364	3,148,688

Banks — 16.5%
Bank of America Corp.	231,832	5,874,623
Citigroup, Inc.	69,213	5,034,554
Fifth Third Bancorp	87,125	2,437,758
JPMorgan Chase & Co.	69,985	6,684,267
State Street Corp.	29,362	2,805,245
The PNC Financial Services Group, Inc.	30,234	4,074,636
Wells Fargo & Co.	98,993	5,459,464

		32,370,547

Beverages — 1.4%
PepsiCo, Inc.	25,142	2,801,573

Building Materials — 2.9%
Johnson Controls International PLC	91,777	3,697,695
Vulcan Materials Co.	16,505	1,973,998

		5,671,693

Chemicals — 1.7%
DowDuPont, Inc.	48,507	3,358,140

Commercial Services — 1.4%
Alliance Data Systems Corp.	12,362	2,738,801

Computers — 2.1%
Apple, Inc.	15,771	2,430,627
Diebold Nixdorf, Inc.	71,971	1,644,537

		4,075,164

Diversified Financial Services — 5.5%
American Express Co.	26,051	2,356,573
Ameriprise Financial, Inc.	21,314	3,165,342
Discover Financial Services	37,574	2,422,772
FNF Group	59,509	2,824,297

		10,768,984

Electric — 4.2%
Exelon Corp.	59,729	2,249,991
NextEra Energy, Inc.	20,329	2,979,215
PG&E Corp.	44,733	3,045,870

		8,275,076

Electronics — 1.7%
Honeywell International, Inc.	23,700	3,359,238

Food — 1.6%
Mondelez International, Inc., Class A	75,460	3,068,204

Healthcare Products — 1.9%
Medtronic PLC	47,800	3,717,406

	Number of Shares	Value†

Healthcare Services — 5.3%
Aetna, Inc.	14,636	$2,327,270
Humana, Inc.	8,047	1,960,491
Laboratory Corp. of America Holdings*	18,993	2,867,373
UnitedHealth Group, Inc.	16,077	3,148,681

		10,303,815

Housewares — 1.1%
Newell Brands, Inc.	49,497	2,112,037

Insurance — 5.0%
American International Group, Inc.	55,740	3,421,879
MetLife, Inc.	67,091	3,485,377
The Travelers Cos, Inc.	24,243	2,970,252

		9,877,508

Internet — 2.2%
Liberty Interactive Corp. QVC Group, Class A*	104,137	2,454,509
Symantec Corp.	57,534	1,887,691

		4,342,200

Leisure Time — 0.8%
Harley-Davidson, Inc.	33,327	1,606,695

Media — 3.3%
Comcast Corp., Class A	115,196	4,432,742
Nielsen Holdings PLC	46,859	1,942,306

		6,375,048

Miscellaneous Manufacturing — 2.6%
Eaton Corp. PLC	29,063	2,231,748
Pentair PLC	40,641	2,761,962

		4,993,710

Oil & Gas — 6.9%
Anadarko Petroleum Corp.	58,975	2,880,929
Chevron Corp.	35,913	4,219,777
Hess Corp.	32,738	1,535,085
Marathon Petroleum Corp.	48,334	2,710,571
Royal Dutch Shell PLC ADR, Class A	36,702	2,223,407

		13,569,769

Oil & Gas Services — 2.3%
Baker Hughes	54,708	2,003,407
Halliburton Co.	55,032	2,533,123

		4,536,530

Packaging and Containers — 1.5%
Sealed Air Corp.	68,061	2,907,566

Pharmaceuticals — 8.7%
Abbott Laboratories	70,738	3,774,580
Allergan PLC	12,558	2,573,762
Bristol-Myers Squibb Co.	28,849	1,838,835
Eli Lilly & Co.	20,853	1,783,766
Merck & Co., Inc.	39,642	2,538,277
Pfizer, Inc.	124,418	4,441,722

		16,950,942

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.1%
CBRE Group, Inc., Class A*	57,871	$2,192,153

Retail — 1.8%
Advance Auto Parts, Inc.	18,863	1,871,210
CVS Health Corp.	20,875	1,697,555

		3,568,765

Semiconductors — 1.2%
QUALCOMM, Inc.	46,166	2,393,245

Software — 4.1%
Microsoft Corp.	49,611	3,695,523
Oracle Corp.	88,374	4,272,883

		7,968,406

Telecommunications — 3.3%
Cisco Systems, Inc.	103,131	3,468,296
Verizon Communications, Inc.	59,713	2,955,196

		6,423,492

Transportation — 1.6%
Norfolk Southern Corp.	24,054	3,180,901

TOTAL COMMON STOCKS (Cost $151,377,763)		197,412,753

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Advertising — 0.6%
Outfront Media, Inc.	47,216	1,188,899

Diversified — 1.4%
Weyerhaeuser Co.	78,768	2,680,475

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,361,033)		3,869,374

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,725,370)	2,725,370	2,725,370

TOTAL INVESTMENTS — 104.2% (Cost $157,464,166)		$204,007,497

Other Assets & Liabilities — (4.2)%		(8,163,347)

TOTAL NET ASSETS — 100.0%		$195,844,150

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$197,412,753	$197,412,753	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,869,374	3,869,374	—	—
SHORT-TERM INVESTMENTS	2,725,370	2,725,370	—	—

TOTAL INVESTMENTS	$204,007,497	$204,007,497	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 88.1%
Agriculture — 3.3%
Altria Group, Inc.	30,050	$1,905,771
Philip Morris International, Inc.	44,744	4,967,031

		6,872,802

Apparel — 1.3%
NIKE, Inc., Class B	18,468	957,566
VF Corp.	26,680	1,696,047

		2,653,613

Auto Parts & Equipment — 0.8%
The Goodyear Tire & Rubber Co.	50,006	1,662,700

Banks — 15.4%
Bank of America Corp.	255,199	6,466,743
Credit Suisse Group AG ADR	126,695	2,001,781
First Republic Bank	11,057	1,155,014
Great Western Bancorp, Inc.	34,248	1,413,757
JPMorgan Chase & Co.	83,610	7,985,591
KeyCorp.	108,619	2,044,210
The PNC Financial Services Group, Inc.	2,591	349,189
U.S. Bancorp	91,438	4,900,162
Wells Fargo & Co.	102,430	5,649,015

		31,965,462

Biotechnology — 1.3%
Gilead Sciences, Inc.	32,273	2,614,758

Computers — 1.0%
Leidos Holdings, Inc.	35,838	2,122,326

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	46,132	3,360,716
The Estee Lauder Cos., Inc., Class A	9,538	1,028,578

		4,389,294

Diversified Financial Services — 2.4%
Ally Financial, Inc.	29,896	725,277
E*TRADE Financial Corp.*	34,577	1,507,903
The Charles Schwab Corp.	62,746	2,744,510

		4,977,690

Electric — 3.2%
CMS Energy Corp.	55,670	2,578,634
NextEra Energy, Inc.	27,787	4,072,185

		6,650,819

Electronics — 1.0%
FLIR Systems, Inc.	52,978	2,061,374

Food — 3.1%
McCormick & Co., Inc.	25,975	2,666,074
Mondelez International, Inc., Class A	90,113	3,663,995

		6,330,069

Forest Products & Paper — 1.3%
International Paper Co.	47,736	2,712,360

Gas — 1.8%
Sempra Energy	33,611	3,836,023

	Number of Shares	Value†

Healthcare Products — 1.0%
Boston Scientific Corp.*	73,289	$2,137,840

Healthcare Services — 1.5%
Aetna, Inc.	19,480	3,097,515

Home Furnishings — 0.8%
Whirlpool Corp.	9,482	1,748,860

Insurance — 4.4%
Alleghany Corp.*	4,264	2,362,299
American Financial Group, Inc.	11,272	1,166,088
Berkshire Hathaway, Inc., Class B*	17,187	3,150,721
Chubb Ltd.	17,595	2,508,167

		9,187,275

Internet — 1.8%
Alphabet, Inc., Class C*	3,957	3,795,198

Machinery — Construction & Mining — 1.2%
Caterpillar, Inc.	20,122	2,509,415

Mining — 0.5%
Rio Tinto PLC ADR	21,378	1,008,828

Miscellaneous Manufacturing — 1.9%
Hexcel Corp.	27,407	1,573,710
Parker-Hannifin Corp.	6,314	1,105,076
Textron, Inc.	23,760	1,280,189

		3,958,975

Oil & Gas — 7.7%
Chevron Corp.	53,460	6,281,550
ConocoPhillips	63,486	3,177,474
EOG Resources, Inc.	32,955	3,188,067
Exxon Mobil Corp.	13,721	1,124,848
Phillips 66	24,895	2,280,631

		16,052,570

Oil & Gas Services — 2.4%
Core Laboratories N.V.	14,400	1,421,280
Halliburton Co.	51,122	2,353,145
Oceaneering International, Inc.	45,547	1,196,520

		4,970,945

Packaging and Containers — 0.5%
Ball Corp.	26,653	1,100,769

Pharmaceuticals — 9.6%
Allergan PLC	15,353	3,146,597
Eli Lilly & Co.	17,699	1,513,973
Johnson & Johnson	66,766	8,680,248
Pfizer, Inc.	142,121	5,073,720
Zoetis, Inc.	23,961	1,527,753

		19,942,291

Retail — 2.6%
Lululemon Athletica, Inc.*	28,077	1,747,793
Starbucks Corp.	26,962	1,448,129

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
The Home Depot, Inc.	13,038	$2,132,496

		5,328,418

Semiconductors — 3.7%
Intel Corp.	115,398	4,394,356
QUALCOMM, Inc.	61,642	3,195,521

		7,589,877

Telecommunications — 5.0%
AT&T, Inc.	80,960	3,171,203
Verizon Communications, Inc.	147,086	7,279,286

		10,450,489

Transportation — 5.5%
C.H. Robinson Worldwide, Inc.	82,562	6,282,968
CSX Corp.	93,702	5,084,271

		11,367,239

TOTAL COMMON STOCKS (Cost $164,323,049)		183,095,794

REAL ESTATE INVESTMENT TRUSTS — 6.7%
Apartments — 1.4%
Equity Residential	45,518	3,001,002

Diversified Financial Services — 0.8%
DCT Industrial Trust, Inc.	27,588	1,597,897

Office Property — 0.7%
Boston Properties, Inc.	12,126	1,490,043

Regional Malls — 2.2%
Simon Property Group, Inc.	27,986	4,506,026

Storage & Warehousing — 1.6%
Public Storage	15,526	3,322,408

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,557,563)		13,917,376

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $559,240)	559,240	559,240

TOTAL INVESTMENTS — 95.1% (Cost $179,439,852)		$197,572,410

Other Assets & Liabilities — 4.9%		10,175,143

TOTAL NET ASSETS — 100.0%		$207,747,553

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$183,095,794	$183,095,794	$—	$—
REAL ESTATE INVESTMENT TRUSTS	13,917,376	13,917,376	—	—
SHORT-TERM INVESTMENTS	559,240	559,240	—	—

TOTAL INVESTMENTS	$197,572,410	$197,572,410	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.7%
Advertising — 0.1%
Omnicom Group, Inc.	4,867	$360,499
The Interpublic Group of Cos., Inc.	9,034	187,817

		548,316

Aerospace & Defense — 2.5%
Arconic, Inc.	7,949	197,771
General Dynamics Corp.	5,889	1,210,661
Harris Corp.	2,600	342,368
L3 Technologies, Inc.	1,600	301,488
Lockheed Martin Corp.	5,313	1,648,571
Northrop Grumman Corp.	3,692	1,062,262
Raytheon Co.	6,276	1,170,976
Rockwell Collins, Inc.	3,545	463,367
The Boeing Co.	11,821	3,005,016
TransDigm Group, Inc.	1,000	255,650
United Technologies Corp.	15,915	1,847,413

		11,505,543

Agriculture — 1.5%
Altria Group, Inc.	41,270	2,617,343
Archer-Daniels-Midland Co.	12,499	531,333
Philip Morris International, Inc.	33,337	3,700,740

		6,849,416

Airlines — 0.5%
Alaska Air Group, Inc.	2,800	213,556
American Airlines Group, Inc.	9,100	432,159
Delta Air Lines, Inc.	14,100	679,902
Southwest Airlines Co.	11,615	650,208
United Continental Holdings, Inc.*	5,400	328,752

		2,304,577

Apparel — 0.6%
Coach, Inc.	6,277	252,838
Hanesbrands, Inc.	7,600	187,264
Michael Kors Holdings Ltd.*	3,400	162,690
NIKE, Inc., Class B	28,499	1,477,673
Ralph Lauren Corp.	1,228	108,420
Under Armour, Inc., Class A*	3,900	64,272
Under Armour, Inc., Class C*	3,927	58,983
VF Corp.	6,908	439,142

		2,751,282

Auto Manufacturers — 0.6%
Ford Motor Co.	83,167	995,509
General Motors Co.	27,900	1,126,602
PACCAR, Inc.	7,644	552,967

		2,675,078

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	4,300	220,289
Delphi Automotive PLC	5,700	560,880
The Goodyear Tire & Rubber Co.	5,606	186,399

		967,568

Banks — 7.8%
Bank of America Corp.	210,111	5,324,213
BB&T Corp.	17,199	807,321
Capital One Financial Corp.	10,341	875,469

	Number of Shares	Value†

Banks — (continued)
Citigroup, Inc.	58,369	$4,245,761
Citizens Financial Group, Inc.	10,690	404,830
Comerica, Inc.	3,844	293,144
Fifth Third Bancorp	15,946	446,169
Huntington Bancshares, Inc.	23,365	326,175
JPMorgan Chase & Co.	75,455	7,206,707
KeyCorp.	23,399	440,369
M&T Bank Corp.	3,328	535,941
Morgan Stanley	30,365	1,462,682
Northern Trust Corp.	4,647	427,199
Regions Financial Corp.	26,494	403,504
State Street Corp.	7,647	730,594
SunTrust Banks, Inc.	10,288	614,914
The Bank of New York Mellon Corp.	22,180	1,175,984
The Goldman Sachs Group, Inc.	7,643	1,812,843
The PNC Financial Services Group, Inc.	10,318	1,390,557
U.S. Bancorp	34,095	1,827,151
Wells Fargo & Co.	95,516	5,267,707
Zions Bancorporation	4,304	203,063

		36,222,297

Beverages — 2.0%
Brown-Forman Corp., Class B	3,886	211,010
Constellation Brands, Inc., Class A	3,723	742,552
Dr. Pepper Snapple Group, Inc.	4,000	353,880
Molson Coors Brewing Co., Class B	3,938	321,498
Monster Beverage Corp.*	8,504	469,846
PepsiCo, Inc.	30,623	3,412,321
The Coca-Cola Co.	82,369	3,707,429

		9,218,536

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	4,900	687,421
Amgen, Inc.	15,724	2,931,740
Biogen, Inc.*	4,543	1,422,504
Celgene Corp.*	16,656	2,428,778
Gilead Sciences, Inc.	28,144	2,280,227
Illumina, Inc.*	3,100	617,520
Incyte Corp.*	3,700	431,938
Regeneron Pharmaceuticals, Inc.*	1,600	715,392
Vertex Pharmaceuticals, Inc.*	5,400	821,016

		12,336,536

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	3,200	215,136
Johnson Controls International PLC	20,398	821,835
Martin Marietta Materials, Inc.	1,400	288,722
Masco Corp.	6,777	264,371
Vulcan Materials Co.	2,841	339,784

		1,929,848

Chemicals — 2.2%
Air Products & Chemicals, Inc.	4,721	713,910
Albemarle Corp.	2,400	327,144
CF Industries Holdings, Inc.	5,300	186,348
DowDuPont, Inc.	50,110	3,469,115
Eastman Chemical Co.	2,982	269,841
Ecolab, Inc.	5,659	727,804

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
FMC Corp.	2,800	$250,068
International Flavors & Fragrances, Inc.	1,675	239,374
LyondellBasell Industries NV, Class A	6,900	683,445
Monsanto Co.	9,336	1,118,640
PPG Industries, Inc.	5,428	589,807
Praxair, Inc.	6,026	842,073
The Mosaic Co.	7,600	164,084
The Sherwin-Williams Co.	1,734	620,841

		10,202,494

Commercial Services — 2.2%
Allegion PLC	1,966	170,000
Alliance Data Systems Corp.	1,000	221,550
Automatic Data Processing, Inc.	9,414	1,029,139
Cintas Corp.	1,801	259,848
Equifax, Inc.	2,677	283,735
Gartner, Inc.*	2,000	248,820
Global Payments, Inc.	3,281	311,793
H&R Block, Inc.	4,166	110,316
IHS Markit Ltd.*	7,000	308,560
Mastercard, Inc., Class A	20,022	2,827,106
Moody’s Corp.	3,473	483,476
Paychex, Inc.	6,975	418,221
PayPal Holdings, Inc.*	23,782	1,522,761
Quanta Services, Inc.*	3,400	127,058
Robert Half International, Inc.	2,707	136,270
S&P Global, Inc.	5,586	873,148
The Western Union Co.	9,878	189,658
Total System Services, Inc.	3,477	227,744
United Rentals, Inc.*	1,900	263,606
Verisk Analytics, Inc.*	3,300	274,527

		10,287,336

Computers — 5.5%
Accenture PLC, Class A	13,200	1,782,924
Apple, Inc.	110,728	17,065,399
Cognizant Technology Solutions Corp., Class A	12,804	928,802
CSRA, Inc.	3,357	108,330
DXC Technology Co.	5,925	508,839
Hewlett Packard Enterprise Co.	36,383	535,194
HP, Inc.	36,458	727,702
International Business Machines Corp.	18,318	2,657,576
NetApp, Inc.	5,821	254,727
Seagate Technology PLC	6,300	208,971
Western Digital Corp.	6,197	535,421

		25,313,885

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	18,804	1,369,872
Coty, Inc., Class A	10,656	176,144
The Estee Lauder Cos., Inc., Class A	4,774	514,828
The Procter & Gamble Co.	54,532	4,961,321

		7,022,165

Distribution & Wholesale — 0.2%
Fastenal Co.	6,200	282,596
Genuine Parts Co.	3,205	306,558

	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.*	6,400	$230,336
W.W. Grainger, Inc.	1,172	210,667

		1,030,157

Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc.	1,200	227,796
American Express Co.	15,621	1,413,076
Ameriprise Financial, Inc.	3,290	488,598
BlackRock, Inc.	2,599	1,161,987
CBOE Holdings, Inc.	2,000	215,260
CME Group, Inc.	7,260	985,037
Discover Financial Services	8,219	529,961
E*TRADE Financial Corp.*	5,881	256,470
Franklin Resources, Inc.	7,156	318,513
Intercontinental Exchange, Inc.	12,550	862,185
Invesco Ltd.	8,867	310,700
Nasdaq, Inc.	2,500	193,925
Navient Corp.	6,134	92,133
Raymond James Financial, Inc.	2,800	236,124
Synchrony Financial	16,212	503,382
T. Rowe Price Group, Inc.	5,281	478,723
The Charles Schwab Corp.	25,369	1,109,640
Visa, Inc., Class A	39,156	4,120,777

		13,504,287

Diversified Operations — 0.0%
Leucadia National Corp.	7,260	183,315

Electric — 2.8%
AES Corp.	14,644	161,377
Alliant Energy Corp.	4,717	196,086
Ameren Corp.	5,398	312,220
American Electric Power Co., Inc.	10,657	748,548
CMS Energy Corp.	6,243	289,176
Consolidated Edison, Inc.	6,605	532,891
Dominion Resources, Inc.	13,509	1,039,247
DTE Energy Co.	3,892	417,845
Duke Energy Corp.	14,918	1,251,919
Edison International	7,100	547,907
Entergy Corp.	3,847	293,757
Eversource Energy	6,793	410,569
Exelon Corp.	19,610	738,709
FirstEnergy Corp.	9,256	285,362
NextEra Energy, Inc.	9,979	1,462,422
NRG Energy, Inc.	6,300	161,217
PG&E Corp.	10,950	745,585
Pinnacle West Capital Corp.	2,369	200,323
PPL Corp.	14,698	557,789
Public Service Enterprise Group, Inc.	10,749	497,141
SCANA Corp.	3,100	150,319
The Southern Co.	21,143	1,038,967
WEC Energy Group, Inc.	6,750	423,765
Xcel Energy, Inc.	11,030	521,940

		12,985,081

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,000	171,280
AMETEK, Inc.	5,000	330,200

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Emerson Electric Co.	13,776	$865,684

		1,367,164

Electronics — 1.5%
Agilent Technologies, Inc.	7,045	452,289
Amphenol Corp., Class A	6,604	558,963
FLIR Systems, Inc.	3,043	118,403
Fortive Corp.	6,505	460,489
Garmin Ltd.	2,400	129,528
Honeywell International, Inc.	16,425	2,328,079
Mettler-Toledo International, Inc.*	555	347,519
PerkinElmer, Inc.	2,516	173,529
TE Connectivity Ltd.	7,700	639,562
Thermo Fisher Scientific, Inc.	8,382	1,585,874
Waters Corp.*	1,758	315,596

		7,109,831

Engineering & Construction — 0.1%
Fluor Corp.	3,170	133,457
Jacobs Engineering Group, Inc.	2,583	150,511

		283,968

Environmental Control — 0.2%
Republic Services, Inc.	4,914	324,619
Stericycle, Inc.*	1,700	121,754
Waste Management, Inc.	8,700	680,949

		1,127,322

Food — 1.3%
Campbell Soup Co.	4,016	188,029
Conagra Brands, Inc.	8,691	293,234
General Mills, Inc.	12,210	631,990
Hormel Foods Corp.	5,600	179,984
Kellogg Co.	5,466	340,914
McCormick & Co., Inc.	2,419	248,286
Mondelez International, Inc., Class A	32,363	1,315,880
Sysco Corp.	10,352	558,490
The Hershey Co.	2,987	326,091
The J.M. Smucker Co.	2,434	255,400
The Kraft Heinz Co.	12,797	992,407
The Kroger Co.	19,710	395,383
Tyson Foods, Inc., Class A	6,249	440,242

		6,166,330

Forest Products & Paper — 0.1%
International Paper Co.	8,867	503,823

Gas — 0.2%
CenterPoint Energy, Inc.	9,322	272,296
NiSource, Inc.	7,365	188,470
Sempra Energy	5,398	616,074

		1,076,840

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,228	182,984
Stanley Black & Decker, Inc.	3,340	504,240

		687,224

	Number of Shares	Value†

Healthcare Products — 2.2%
Align Technology, Inc.*	1,600	$298,032
Baxter International, Inc.	10,542	661,510
Becton Dickinson & Co.,	4,935	967,013
Boston Scientific Corp.*	29,548	861,915
C.R. Bard, Inc.	1,542	494,211
DENTSPLY SIRONA, Inc.	5,100	305,031
Edwards Lifesciences Corp.*	4,537	495,939
Henry Schein, Inc.*	3,400	278,766
Hologic, Inc.*	5,900	216,471
IDEXX Laboratories, Inc.*	1,900	295,431
Intuitive Surgical, Inc.*	807	844,025
Medtronic PLC	28,997	2,255,097
Patterson Cos., Inc.	1,974	76,295
ResMed, Inc.	3,100	238,576
Stryker Corp.	6,681	948,836
The Cooper Cos., Inc.	1,000	237,110
Varian Medical Systems, Inc.*	1,961	196,218
Zimmer Biomet Holdings, Inc.	4,329	506,883

		10,177,359

Healthcare Services — 2.2%
Aetna, Inc.	7,093	1,127,858
Anthem, Inc.	5,685	1,079,468
Centene Corp.*	3,700	358,049
Cigna Corp.	5,357	1,001,437
DaVita, Inc.*	3,398	201,807
Envision Healthcare Corp.*	2,623	117,904
HCA Healthcare, Inc.*	6,200	493,458
Humana, Inc.	3,110	757,689
Laboratory Corp. of America Holdings*	2,177	328,662
Quest Diagnostics, Inc.	2,987	279,703
Quintiles IMS Holdings, Inc.*	3,000	285,210
UnitedHealth Group, Inc.	20,641	4,042,540
Universal Health Services, Inc., Class B	1,955	216,888

		10,290,673

Home Builders — 0.1%
D.R. Horton, Inc.	7,376	294,524
Lennar Corp., Class A	4,236	223,661
PulteGroup, Inc.	5,834	159,443

		677,628

Home Furnishings — 0.1%
Whirlpool Corp.	1,569	289,386

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,883	185,174
Church & Dwight Co., Inc.	5,200	251,940
Kimberly-Clark Corp.	7,603	894,721
The Clorox Co.	2,797	368,953

		1,700,788

Housewares — 0.1%
Newell Brands, Inc.	10,416	444,451

Insurance — 4.4%
Aflac, Inc.	8,610	700,768
American International Group, Inc.	18,685	1,147,072

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Aon PLC	5,544	$809,978
Arthur J Gallagher & Co.	4,000	246,200
Assurant, Inc.	1,160	110,803
Berkshire Hathaway, Inc., Class B*	41,239	7,559,934
Brighthouse Financial, Inc.*	2,135	129,808
Chubb Ltd.	9,960	1,419,798
Cincinnati Financial Corp.	3,292	252,068
Everest Re Group Ltd.	900	205,551
Lincoln National Corp.	4,773	350,720
Loews Corp.	5,825	278,785
Marsh & McLennan Cos., Inc.	11,182	937,163
MetLife, Inc.	22,985	1,194,071
Principal Financial Group, Inc.	5,765	370,920
Prudential Financial, Inc.	9,230	981,334
The Allstate Corp.	7,676	705,501
The Hartford Financial Services Group, Inc.	7,927	439,394
The Progressive Corp.	12,556	607,962
The Travelers Cos, Inc.	6,031	738,918
Torchmark Corp.	2,314	185,328
Unum Group	4,976	254,423
Willis Towers Watson PLC	2,745	423,361
XL Group Ltd.	5,549	218,908

		20,268,768

Internet — 7.5%
Alphabet, Inc., Class A*	6,387	6,219,150
Alphabet, Inc., Class C*	6,503	6,237,092
Amazon.com, Inc.*	8,513	8,183,973
eBay, Inc.*	21,328	820,275
Expedia, Inc.	2,594	373,380
F5 Networks, Inc.*	1,300	156,728
Facebook, Inc., Class A*	50,800	8,680,196
Netflix, Inc.*	9,269	1,680,933
Symantec Corp.	12,738	417,934
The Priceline Group, Inc.*	1,055	1,931,515
TripAdvisor, Inc.*	2,594	105,135
VeriSign, Inc.*	1,909	203,098

		35,009,409

Iron & Steel — 0.1%
Nucor Corp.	6,735	377,429

Leisure Time — 0.3%
Carnival Corp.	8,545	551,751
Harley-Davidson, Inc.	3,828	184,548
Royal Caribbean Cruises Ltd.	3,500	414,890

		1,151,189

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	4,400	305,580
Marriott International, Inc., Class A	6,666	734,993
MGM Resorts International	10,500	342,195
Wyndham Worldwide Corp.	2,260	238,227
Wynn Resorts Ltd.	1,730	257,631

		1,878,626

	Number of Shares	Value†

Machinery—Construction & Mining — 0.3%
Caterpillar, Inc.	12,728	$1,587,309

Machinery—Diversified — 0.6%
Cummins, Inc.	3,374	566,933
Deere & Co.	6,832	858,031
Flowserve Corp.	2,800	119,252
Rockwell Automation, Inc.	2,771	493,820
Roper Technologies, Inc.	2,200	535,480
Xylem, Inc.	3,854	241,376

		2,814,892

Media — 2.8%
CBS Corp., Class B	8,054	467,132
Charter Communications, Inc., Class A*	4,342	1,577,970
Comcast Corp., Class A	100,508	3,867,548
Discovery Communications, Inc., Class A*	3,500	74,515
Discovery Communications, Inc., Class C*	4,700	95,222
DISH Network Corp., Class A*	5,000	271,150
News Corp., Class A	7,615	100,975
News Corp., Class B	2,500	34,125
Nielsen Holdings PLC	7,400	306,730
Scripps Networks Interactive, Inc., Class A	2,056	176,590
The Walt Disney Co.	33,087	3,261,385
Time Warner, Inc.	16,687	1,709,583
Twenty-First Century Fox, Inc., Class A	22,792	601,253
Twenty-First Century Fox, Inc., Class B	9,100	234,689
Viacom, Inc., Class B	7,381	205,487

		12,984,354

Mining — 0.2%
Freeport-McMoRan, Inc.*	28,596	401,488
Newmont Mining Corp.	11,283	423,225

		824,713

Miscellaneous Manufacturing — 2.6%
3M Co.	12,780	2,682,522
A.O. Smith Corp.	3,200	190,176
Danaher Corp.	12,968	1,112,395
Dover Corp.	3,405	311,183
Eaton Corp. PLC	9,706	745,324
General Electric Co.	185,374	4,482,343
Illinois Tool Works, Inc.	6,719	994,143
Ingersoll-Rand PLC	5,500	490,435
Leggett & Platt, Inc.	2,854	136,221
Parker-Hannifin Corp.	2,881	504,233
Pentair PLC	3,619	245,947
Textron, Inc.	5,776	311,211

		12,206,133

Office & Business Equipment — 0.0%
Xerox Corp.	4,538	151,070

Oil & Gas — 4.9%
Anadarko Petroleum Corp.	12,059	589,082
Andeavor	3,194	329,461
Apache Corp.	8,157	373,591
Cabot Oil & Gas Corp.	9,788	261,829
Chesapeake Energy Corp.*	18,110	77,873

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Chevron Corp.	40,679	$4,779,782
Cimarex Energy Co.	2,100	238,707
Concho Resources, Inc.*	3,200	421,504
ConocoPhillips	25,880	1,295,294
Devon Energy Corp.	11,029	404,875
EOG Resources, Inc.	12,316	1,191,450
EQT Corp.	3,600	234,864
Exxon Mobil Corp.	90,642	7,430,831
Helmerich & Payne, Inc.	2,300	119,853
Hess Corp.	5,697	267,132
Marathon Oil Corp.	18,151	246,128
Marathon Petroleum Corp.	10,627	595,962
Newfield Exploration Co.*	4,100	121,647
Noble Energy, Inc.	9,538	270,498
Occidental Petroleum Corp.	16,386	1,052,145
Phillips 66	9,381	859,393
Pioneer Natural Resources Co.	3,700	545,898
Range Resources Corp.	3,923	76,773
Valero Energy Corp.	9,440	726,219

		22,510,791

Oil & Gas Services — 0.8%
Baker Hughes	9,428	345,253
Halliburton Co.	18,542	853,488
National Oilwell Varco, Inc.	8,483	303,098
Schlumberger Ltd.	29,915	2,086,871
TechnipFMC PLC*	9,072	253,290

		3,842,000

Packaging and Containers — 0.2%
Ball Corp.	7,252	299,508
Packaging Corp. of America	2,000	229,360
Sealed Air Corp.	4,333	185,106
WestRock Co.	5,446	308,951

		1,022,925

Pharmaceuticals — 6.4%
Abbott Laboratories	37,395	1,995,397
AbbVie, Inc.	34,003	3,021,507
Allergan PLC	7,213	1,478,304
AmerisourceBergen Corp.	3,600	297,900
Bristol-Myers Squibb Co.	34,982	2,229,753
Cardinal Health, Inc.	6,782	453,851
Eli Lilly & Co.	20,954	1,792,405
Express Scripts Holding Co.*	12,264	776,557
Johnson & Johnson	57,504	7,476,095
McKesson Corp.	4,425	679,724
Merck & Co., Inc.	58,730	3,760,482
Mylan NV*	11,556	362,512
Perrigo Co. PLC	2,700	228,555
Pfizer, Inc.	128,105	4,573,349
Zoetis, Inc.	10,707	682,678

		29,809,069

Pipelines — 0.4%
Kinder Morgan, Inc.	40,736	781,317
ONEOK, Inc.	8,300	459,903

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	17,934	$538,199

		1,779,419

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,401	242,470

Retail — 5.3%
Advance Auto Parts, Inc.	1,600	158,720
AutoZone, Inc.*	606	360,637
Best Buy Co., Inc.	5,768	328,545
CarMax, Inc.*	3,967	300,738
Chipotle Mexican Grill, Inc.*	600	184,698
Costco Wholesale Corp.	9,428	1,548,926
CVS Health Corp.	21,767	1,770,092
Darden Restaurants, Inc.	2,640	207,979
Dollar General Corp.	5,300	429,565
Dollar Tree, Inc.*	5,154	447,470
Foot Locker, Inc.	2,700	95,094
Kohl’s Corp.	3,501	159,821
L Brands, Inc.	5,260	218,869
Lowe’s Cos., Inc.	17,940	1,434,124
Macy’s, Inc.	7,027	153,329
McDonald’s Corp.	17,278	2,707,117
Nordstrom, Inc.	2,331	109,907
O’Reilly Automotive, Inc.*	1,800	387,666
PVH Corp.	1,700	214,302
Ross Stores, Inc.	8,471	546,973
Signet Jewelers Ltd.	1,200	79,860
Starbucks Corp.	30,907	1,660,015
Target Corp.	12,032	710,008
The Gap, Inc.	4,382	129,401
The Home Depot, Inc.	25,246	4,129,236
The TJX Cos., Inc.	13,467	992,922
Tiffany & Co.	2,264	207,790
Tractor Supply Co.	2,600	164,554
Ulta Beauty, Inc.*	1,300	293,878
Wal-Mart Stores, Inc.	31,337	2,448,673
Walgreens Boots Alliance, Inc.	19,779	1,527,334
Yum! Brands, Inc.	7,025	517,110

		24,625,353

Savings & Loans — 0.0%
People’s United Financial, Inc.	6,500	117,910

Semiconductors — 3.7%
Advanced Micro Devices, Inc.*	17,000	216,750
Analog Devices, Inc.	7,869	678,072
Applied Materials, Inc.	22,830	1,189,215
Broadcom Ltd.	8,651	2,098,214
Intel Corp.	101,103	3,850,002
KLA-Tencor Corp.	3,427	363,262
Lam Research Corp.	3,359	621,549
Microchip Technology, Inc.	4,518	405,626
Micron Technology, Inc.*	23,897	939,869
NVIDIA Corp.	12,816	2,291,116
Qorvo, Inc.*	2,800	197,904
QUALCOMM, Inc.	31,499	1,632,908

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Skyworks Solutions, Inc.	4,000	$407,600
Texas Instruments, Inc.	21,293	1,908,705
Xilinx, Inc.	5,364	379,932

		17,180,724

Software — 5.4%
Activision Blizzard, Inc.	16,200	1,045,062
Adobe Systems, Inc.*	10,558	1,575,043
Akamai Technologies, Inc.*	3,760	183,187
ANSYS, Inc.*	1,800	220,914
Autodesk, Inc.*	4,686	526,050
CA, Inc.	6,995	233,493
Cadence Design Systems, Inc.*	6,000	236,820
Cerner Corp.*	6,300	449,316
Citrix Systems, Inc.*	2,991	229,769
Electronic Arts, Inc.*	6,630	782,738
Fidelity National Information Services, Inc.	7,159	668,579
Fiserv, Inc.*	4,614	595,021
Intuit, Inc.	5,292	752,205
Microsoft Corp.	164,784	12,274,760
Oracle Corp.	64,324	3,110,065
Red Hat, Inc.*	3,900	432,354
salesforce.com, Inc.*	14,200	1,326,564
Synopsys, Inc.*	3,300	265,749

		24,907,689

Telecommunications — 3.2%
AT&T, Inc.	131,654	5,156,887
CenturyLink, Inc.	12,326	232,961
Cisco Systems, Inc.	107,012	3,598,813
Corning, Inc.	19,015	568,929
Juniper Networks, Inc.	7,971	221,833
Level 3 Communications, Inc.*	6,300	335,727
Motorola Solutions, Inc.	3,488	296,027
Verizon Communications, Inc.	87,573	4,333,988

		14,745,165

Textiles — 0.1%
Mohawk Industries, Inc.*	1,400	346,514

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,412	235,580
Mattel, Inc.	7,481	115,806

		351,386

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,139	238,878
CSX Corp.	19,641	1,065,721
Expeditors International of Washington, Inc.	3,882	232,376
FedEx Corp.	5,266	1,187,904
J.B. Hunt Transport Services, Inc.	1,800	199,944
Kansas City Southern	2,200	239,096
Norfolk Southern Corp.	6,152	813,540
Union Pacific Corp.	17,269	2,002,686
United Parcel Service, Inc., Class B	14,874	1,786,219

		7,766,364

	Number of Shares	Value†

Water — 0.1%
American Water Works Co., Inc.	3,800	$307,458

TOTAL COMMON STOCKS (Cost $221,890,823)		448,549,633

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,162	138,685
AvalonBay Communities, Inc.	2,992	533,833
Equity Residential	7,892	520,320
Essex Property Trust, Inc.	1,400	355,642
Mid-America Apartment Communities, Inc.	2,500	267,200
UDR, Inc.	6,000	228,180

		2,043,860

Building & Real Estate — 0.1%
Realty Income Corp.	5,700	325,983

Commercial Services — 0.0%
Iron Mountain, Inc.	5,197	202,163

Diversified — 0.9%
American Tower Corp.	9,059	1,238,184
Crown Castle International Corp.	8,400	839,832
Digital Realty Trust, Inc.	4,400	520,652
Duke Realty Corp.	7,700	221,914
SBA Communications Corp.*	2,600	374,530
Vornado Realty Trust	3,787	291,145
Weyerhaeuser Co.	16,301	554,723

		4,040,980

Healthcare — 0.3%
HCP, Inc.	10,040	279,413
Ventas, Inc.	7,653	498,440
Welltower, Inc.	7,800	548,184

		1,326,037

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	16,376	302,792

Industrial — 0.1%
Prologis, Inc.	11,499	729,727

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,000	237,940
Boston Properties, Inc.	3,242	398,377
SL Green Realty Corp.	2,300	233,036

		869,353

Regional Malls — 0.3%
GGP, Inc.	12,500	259,625
Simon Property Group, Inc.	6,696	1,078,123
The Macerich Co.	2,500	137,425

		1,475,173

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,800	223,776

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	3,216	$688,192

		911,968

Strip Centers — 0.1%
Federal Realty Investment Trust	1,600	198,736
Kimco Realty Corp.	9,564	186,976
Regency Centers Corp.	3,199	198,466

		584,178

Telecommunications — 0.2%
Equinix, Inc.	1,635	729,700

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,860,934)		13,541,914

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bill¤ 1.109%, 02/01/18 (Cost $119,539)	120	119,567

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,672,716)	1,672,716	1,672,716

TOTAL INVESTMENTS — 100.0% (Cost $233,544,012)		$463,883,830

Other Assets & Liabilities — 0.0%		147,564

TOTAL NET ASSETS — 100.0%		$464,031,394

†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$448,549,633	$448,549,633	$—	$—
REAL ESTATE INVESTMENT TRUSTS	13,541,914	13,541,914	—	—
U.S. TREASURY OBLIGATIONS	119,567	119,567	—	—
SHORT-TERM INVESTMENTS	1,672,716	1,672,716	—	—

TOTAL INVESTMENTS	$463,883,830	$463,883,830	$—	$—

OTHER FININCIAL INSTRUMENTS(1)
Futures Contracts	$53,411	$53,411	$—	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$53,411	$53,411	$—	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	12/31/2017	26	50	$2,516	$3,270,800	$53,411	$—

							$53,411	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.5%
Harris Corp.	13,159	$1,732,777

Apparel — 1.6%
Burberry Group PLC	66,008	1,556,730
Under Armour, Inc., Class C*	16,680	250,534

		1,807,264

Auto Parts & Equipment — 3.7%
BorgWarner, Inc.	55,841	2,860,734
WABCO Holdings, Inc.*	9,610	1,422,280

		4,283,014

Banks — 4.3%
First Republic Bank	22,126	2,311,282
Northern Trust Corp.	15,441	1,419,491
Signature Bank*	9,952	1,274,254

		5,005,027

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	25,254	1,697,826

Chemicals — 1.1%
Axalta Coating Systems Ltd.*	42,761	1,236,648

Commercial Services — 7.5%
Allegion PLC	16,478	1,424,853
CoStar Group, Inc.*	12,427	3,333,543
MarketAxess Holdings, Inc.	5,465	1,008,347
Square, Inc.*	46,862	1,350,094
TransUnion*	32,940	1,556,744

		8,673,581

Distribution & Wholesale — 3.3%
Fastenal Co.	82,860	3,776,759

Diversified Financial Services — 4.2%
CME Group, Inc.	22,072	2,994,729
Ellie Mae, Inc.*	10,377	852,263
Oaktree Capital Group LLC	20,566	967,630

		4,814,622

Electronics — 2.3%
Trimble, Inc.*	66,665	2,616,601

Food — 5.4%
Blue Buffalo Pet Products, Inc.*	51,995	1,474,058
Snyder’s-Lance, Inc.	34,542	1,317,432
Sprouts Farmers Market, Inc.*	61,026	1,145,458
The Hain Celestial Group, Inc.*	38,924	1,601,723
The Hershey Co.	6,503	709,932

		6,248,603

Healthcare Products — 7.9%
ABIOMED, Inc.*	3,628	611,681
Align Technology, Inc.*	9,537	1,776,457
Edwards Lifesciences Corp.*	22,476	2,456,852
Intuitive Surgical, Inc.*	4,115	4,303,796

		9,148,786

	Number of Shares	Value†

Healthcare Services — 1.5%
Laboratory Corp. of America Holdings*	11,345	$1,712,755

Household Products & Wares — 1.0%
The Scotts Miracle-Gro Co.	12,219	1,189,397

Internet — 5.6%
GrubHub, Inc.*	50,146	2,640,689
MercadoLibre, Inc.	9,697	2,510,844
Pandora Media, Inc.*	176,953	1,362,538

		6,514,071

Leisure Time — 4.0%
Norwegian Cruise Line Holdings Ltd.*	28,563	1,543,830
Polaris Industries, Inc.	29,414	3,077,587

		4,621,417

Machinery - Diversified — 3.0%
IDEX Corp.	17,668	2,146,132
Wabtec Corp.	17,517	1,326,913

		3,473,045

Miscellaneous Manufacturing — 1.4%
A.O. Smith Corp.	27,430	1,630,165

Oil & Gas — 2.2%
Cabot Oil & Gas Corp.	48,369	1,293,871
Cimarex Energy Co.	11,575	1,315,730

		2,609,601

Pharmaceuticals — 8.1%
ACADIA Pharmaceuticals, Inc.*	49,792	1,875,664
BioMarin Pharmaceutical, Inc.*	19,341	1,800,067
Jazz Pharmaceuticals PLC*	7,839	1,146,454
Pacira Pharmaceuticals, Inc.*	16,891	634,257
Zoetis, Inc.	60,493	3,857,034

		9,313,476

Retail — 10.9%
Chipotle Mexican Grill, Inc.*	3,367	1,036,464
Duluth Holdings, Inc., Class B*	21,785	442,018
Dunkin’ Brands Group, Inc.	40,991	2,175,802
Lululemon Athletica, Inc.*	32,685	2,034,641
Tiffany & Co.	28,447	2,610,866
Tractor Supply Co.	43,126	2,729,444
Williams-Sonoma, Inc.	31,878	1,589,437

		12,618,672

Semiconductors — 3.4%
Maxim Integrated Products, Inc.	33,745	1,609,974
Microchip Technology, Inc.	25,899	2,325,212

		3,935,186

Software — 9.3%
Electronic Arts, Inc.*	28,296	3,340,626
Guidewire Software, Inc.*	19,652	1,530,105
Red Hat, Inc.*	21,067	2,335,487
ServiceNow, Inc.*	23,259	2,733,630
Tyler Technologies, Inc.*	4,619	805,184

		10,745,032

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 1.2%
Arista Networks, Inc.*	7,109	$1,347,938

Transportation — 2.3%
Expeditors International of Washington, Inc.	40,346	2,415,112
Kansas City Southern	2,677	290,936

		2,706,048

TOTAL COMMON STOCKS (Cost $91,561,543)		113,458,311

PURCHASED OPTIONS — 0.1%
Call Option — 0.0%
Put Options — 0.1%
TOTAL PURCHASED OPTIONS (See open purchased options schedule) (Cost $171,843)		171,050

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,644,171)	2,644,171	2,644,171

TOTAL INVESTMENTS — 100.6% (Cost $94,377,557)		$116,273,532

Other Assets & Liabilities — (0.6)%		(727,946)

TOTAL NET ASSETS — 100.0%		$115,545,586

WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $38,768)		(44,955)

†	See Security Valuation Note.
*	Non-income producing security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 09/30/2017 ††
United States	91%
Argentina	2
Canada	2
Ireland	2
United Kingdom	2
Bermuda	1

Total	100%

††%	of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	113,458,311	113,458,311	$—	$—
PURCHASED OPTIONS	171,050	171,050	—	—
SHORT-TERM INVESTMENTS	2,644,171	2,644,171	—	—
TOTAL INVESTMENTS	$116,273,532	$116,273,532	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(44,955)	$(44,955)	$—	$—
TOTAL LIABILITIES	$(44,955)	$(44,955)	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,216,464 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open Purchased Options:

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Kansas City Southern	13	$149,500	$115	12/15/2017	$2,275
Russell 2000 Index	45	6,525,000	1,450	11/17/2017	63,450
Russell 2000 Index	383	12,256,000	320	11/17/2017	105,325

Total Purchased Options					$171,050

Open Written Options:

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Kansas City Southern	13	$130,000	$100	12/15/2017	$(1,755)
Sprouts Farmers Market, Inc.	120	270,000	23	10/20/2017	(43,200)

Total Written Options					$(44,955)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.7%
Aerospace & Defense — 9.4%
AerCap Holdings N.V.*	119,000	$6,082,090
General Dynamics Corp.	29,350	6,033,773
Orbital ATK, Inc.	20,100	2,676,516
Spirit AeroSystems Holdings, Inc., Class A	25,700	1,997,404

		16,789,783

Airlines — 2.2%
American Airlines Group, Inc.	84,700	4,022,403

Banks — 5.4%
BB&T Corp.	52,200	2,450,268
Comerica, Inc.	52,600	4,011,276
State Street Corp.	32,700	3,124,158

		9,585,702

Building Materials — 2.6%
Johnson Controls International PLC	115,429	4,650,635

Chemicals — 4.2%
Ashland Global Holdings, Inc.	33,900	2,216,721
Valvoline, Inc.	222,566	5,219,173

		7,435,894

Commercial Services — 2.5%
Avis Budget Group, Inc.*	116,600	4,437,796

Computers — 6.4%
Conduent, Inc.*	168,600	2,641,962
Teradata Corp.*	110,200	3,723,658
Western Digital Corp.	58,223	5,030,467

		11,396,087

Electric — 5.1%
AES Corp.	270,700	2,983,114
Edison International	46,100	3,557,537
Flex Ltd.*	161,300	2,672,741

		9,213,392

Electronics — 1.3%
Itron, Inc.*	29,100	2,253,795

Entertainment — 2.3%
Lions Gate Entertainment Corp., Class A*	39,100	1,307,895
Lions Gate Entertainment Corp., Class B*	39,100	1,242,989
SeaWorld Entertainment, Inc.*	125,400	1,628,946

		4,179,830

Environmental Control — 2.1%
Covanta Holding Corp.	254,500	3,779,325

Food — 1.6%
TreeHouse Foods, Inc.*	42,700	2,892,071

Gas — 2.6%
CenterPoint Energy, Inc.	160,000	4,673,600

Healthcare Products — 3.3%
Zimmer Biomet Holdings, Inc.	49,900	5,842,791

	Number of Shares	Value†

Healthcare Services — 3.9%
Envision Healthcare Corp.*	56,200	$2,526,190
Molina Healthcare, Inc.*	29,400	2,021,544
Quintiles IMS Holdings, Inc.*	26,200	2,490,834

		7,038,568

Home Furnishings — 2.1%
Whirlpool Corp.	20,300	3,744,132

Household Products & Wares — 2.1%
Avery Dennison Corp.	38,500	3,786,090

Lodging — 0.8%
Wyndham Worldwide Corp.	13,200	1,391,412

Media — 2.5%
CBS Corp., Class B	30,900	1,792,200
MSG Networks, Inc., Class A*	124,800	2,645,760

		4,437,960

Miscellaneous Manufacturing — 2.0%
Valmont Industries, Inc.	22,600	3,573,060

Oil & Gas — 2.2%
Cabot Oil & Gas Corp.	148,400	3,969,700

Pharmaceuticals — 3.3%
Perrigo Co. PLC	49,100	4,156,315
Teva Pharmaceutical Industries Ltd. ADR	96,300	1,694,880

		5,851,195

Pipelines — 3.6%
ONEOK, Inc.	67,000	3,712,470
The Williams Cos., Inc.	89,700	2,691,897

		6,404,367

Retail — 3.4%
Best Buy Co., Inc.	46,500	2,648,640
Macy’s, Inc.	111,900	2,441,658
Office Depot, Inc.	222,700	1,011,058

		6,101,356

Savings & Loans — 2.3%
BankUnited, Inc.	115,200	4,097,664

Semiconductors — 4.5%
ON Semiconductor Corp.*	259,700	4,796,659
Skyworks Solutions, Inc.	32,300	3,291,370

		8,088,029

Software — 5.0%
Check Point Software Technologies Ltd.*	49,200	5,609,784
Nuance Communications, Inc.*	213,788	3,360,747

		8,970,531

Telecommunications — 2.0%
Amdocs Ltd.	27,200	1,749,504

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Ciena Corp.*	80,600	$1,770,782

		3,520,286

TOTAL COMMON STOCKS (Cost $126,700,982)		162,127,454

REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apartments — 1.4%
Starwood Waypoint Homes	68,420	2,488,435

Building & Real Estate — 2.0%
Starwood Property Trust, Inc.	165,900	3,603,348

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,701,850)		6,091,783

RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19*~	47,300	0
Safeway PDC CVR, 01/30/17*~	47,300	0

TOTAL RIGHTS (Cost $49,509)		0

SHORT-TERM INVESTMENTS — 5.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $10,351,167)	10,351,167	10,351,167

TOTAL INVESTMENTS — 99.9% (Cost $141,803,508)		$178,570,404

Other Assets & Liabilities — 0.1%		138,612

TOTAL NET ASSETS — 100.0%		$178,709,016

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is 0.

ADR — American Depository Receipt.

CVR — Contingent Valued Rights.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 09/30/2017 ††
United States	86%
Ireland	5
Israel	4
Netherlands	3
Singapore	2

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$162,127,454	$162,127,454	$—	$—
REAL ESTATE INVESTMENT TRUSTS	6,091,783	6,091,783	—	—
RIGHTS	—	—	—	—
SHORT-TERM INVESTMENTS	10,351,167	10,351,167	—	—

TOTAL INVESTMENTS	$178,570,404	$178,570,404	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 88.9%
Auto Manufacturers — 1.4%
Honda Motor Co. Ltd. ADR	31,578	$933,446
PACCAR, Inc.	5,049	365,244

		1,298,690

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC	4,540	446,736

Banks — 10.1%
Bank of Hawaii Corp.	7,242	603,693
BB&T Corp.	30,962	1,453,356
Comerica, Inc.	2,237	170,594
Commerce Bancshares, Inc.	13,631	787,463
M&T Bank Corp.	6,908	1,112,464
Northern Trust Corp.	30,495	2,803,406
State Street Corp.	1,969	188,118
SunTrust Banks, Inc.	12,348	738,040
The PNC Financial Services Group, Inc.	4,716	635,575
UMB Financial Corp.	4,198	312,709
Westamerica Bancorporation	15,780	939,541

		9,744,959

Building Materials — 2.9%
Johnson Controls International PLC	68,673	2,766,835

Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	8,689	1,290,404
Invesco Ltd.	46,570	1,631,813
T. Rowe Price Group, Inc.	5,119	464,037

		3,386,254

Electric — 7.3%
Ameren Corp.	12,396	716,985
Edison International	17,521	1,352,095
Eversource Energy	7,139	431,481
NorthWestern Corp.	10,783	613,984
PG&E Corp.	21,551	1,467,408
Pinnacle West Capital Corp.	8,295	701,425
Westar Energy, Inc.	5,375	266,600
Xcel Energy, Inc.	30,115	1,425,042

		6,975,020

Electrical Components & Equipment — 2.6%
Emerson Electric Co.	19,289	1,212,121
Hubbell, Inc.	10,807	1,253,828

		2,465,949

Electronics — 2.7%
Keysight Technologies, Inc.*	28,147	1,172,604
Koninklijke Philips N.V.	11,629	480,086
TE Connectivity Ltd.	11,594	962,998

		2,615,688

Environmental Control — 0.7%
Republic Services, Inc.	10,805	713,778

Food — 8.5%
Conagra Brands, Inc.	49,895	1,683,457
General Mills, Inc.	24,987	1,293,327
Kellogg Co.	17,863	1,114,116

	Number of Shares	Value†

Food — (continued)
Lamb Weston Holdings, Inc.	6,570	$308,067
Mondelez International, Inc., Class A	35,685	1,450,952
Orkla ASA	42,190	432,786
Sysco Corp.	20,539	1,108,079
The J.M. Smucker Co.	7,063	741,121

		8,131,905

Gas — 1.5%
Atmos Energy Corp.	7,384	619,074
Spire, Inc.	10,618	792,634

		1,411,708

Healthcare Products — 2.8%
STERIS PLC	6,885	608,634
Zimmer Biomet Holdings, Inc.	18,136	2,123,544

		2,732,178

Healthcare Services — 2.9%
HCA Healthcare, Inc.*	12,003	955,319
LifePoint Health, Inc.*	20,205	1,169,869
Quest Diagnostics, Inc.	6,564	614,653

		2,739,841

Home Builders — 0.9%
PulteGroup, Inc.	32,021	875,134

Insurance — 5.3%
Aflac, Inc.	6,781	551,906
Arthur J Gallagher & Co.	10,681	657,415
Brown & Brown, Inc.	9,326	449,420
Chubb Ltd.	8,903	1,269,123
ProAssurance Corp.	7,584	414,466
Reinsurance Group of America, Inc.	5,507	768,392
The Travelers Cos, Inc.	1,972	241,609
Torchmark Corp.	3,695	295,932
Unum Group	9,398	480,520

		5,128,783

Leisure Time — 0.4%
Carnival Corp.	5,475	353,521

Machinery—Diversified — 0.9%
Cummins, Inc.	4,023	675,985
Rockwell Automation, Inc.	885	157,716

		833,701

Miscellaneous Manufacturing — 3.2%
Eaton Corp. PLC	9,288	713,225
Ingersoll-Rand PLC	10,682	952,514
Parker-Hannifin Corp.	1,850	323,787
Textron, Inc.	19,776	1,065,531

		3,055,057

Oil & Gas — 9.3%
Anadarko Petroleum Corp.	19,734	964,006
Devon Energy Corp.	22,599	829,609
EQT Corp.	20,111	1,312,042
Helmerich & Payne, Inc.	11,667	607,968
Imperial Oil Ltd.	57,156	1,825,877

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Marathon Petroleum Corp.	15,291	$857,519
Noble Energy, Inc.	42,749	1,212,362
Occidental Petroleum Corp.	20,011	1,284,906

		8,894,289

Oil & Gas Services — 2.9%
Baker Hughes	29,982	1,097,941
Halliburton Co.	11,354	522,625
National Oilwell Varco, Inc.	33,907	1,211,497

		2,832,063

Packaging and Containers — 4.0%
Bemis Co., Inc.	14,246	649,190
Graphic Packaging Holding Co.	82,679	1,153,372
Sonoco Products Co.	18,230	919,703
WestRock Co.	20,279	1,150,428

		3,872,693

Pharmaceuticals — 2.8%
Cardinal Health, Inc.	15,763	1,054,860
Express Scripts Holding Co.*	13,178	834,431
McKesson Corp.	5,190	797,236

		2,686,527

Pipelines — 0.5%
Spectra Energy Partners LP	10,272	455,871

Retail — 2.7%
Advance Auto Parts, Inc.	10,701	1,061,539
MSC Industrial Direct Co., Inc.,Class A	10,682	807,239
Target Corp.	11,810	696,908

		2,565,686

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	61,255	900,448

Semiconductors — 4.8%
Applied Materials, Inc.	25,812	1,344,547
Lam Research Corp.	5,117	946,850
Maxim Integrated Products, Inc.	28,990	1,383,113
Teradyne, Inc.	25,884	965,214

		4,639,724

Telecommunications — 1.3%
Level 3 Communications, Inc.*	22,845	1,217,410

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	31,977	495,004

Transportation — 1.1%
Heartland Express, Inc.	41,448	1,039,516

TOTAL COMMON STOCKS (Cost $75,150,011)		85,274,968

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Diversified — 3.1%
American Tower Corp.	6,530	892,521

	Number of Shares	Value†

Diversified — (continued)
Weyerhaeuser Co.	62,141	$2,114,658

		3,007,179

Hotels & Resorts — 0.6%
MGM Growth Properties LLC, Class A	19,024	574,715

Office Property — 1.7%
Boston Properties, Inc.	4,309	529,490
Empire State Realty Trust, Inc., Class A	15,462	317,589
Piedmont Office Realty Trust, Inc., Class A	37,107	748,077

		1,595,156

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,584,272)		5,177,050

EXCHANGE TRADED FUNDS — 2.7%
Investment Companies — 2.7%
iShares Russell Mid-Cap Value Index Fund (Cost $2,461,366)	30,650	2,603,105

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,606,937)	2,606,937	2,606,937

TOTAL INVESTMENTS — 99.7% (Cost $84,802,586)		$95,662,060

Other Assets & Liabilities — 0.3%		317,856

TOTAL NET ASSETS — 100.0%		$95,979,916

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 09/30/2017††
United States	90%
Ireland	3
Canada	2
Switzerland	2
Japan	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$85,274,968	$85,274,968	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,177,050	5,177,050	—	—
EXCHANGE TRADED FUNDS	2,603,105	2,603,105	—	—
SHORT-TERM INVESTMENTS	2,606,937	2,606,937	—	—

TOTAL INVESTMENTS	$95,662,060	$95,662,060	$—	$—

OTHER FININCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$21,176	$—	$21,176	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$21,176	$—	$21,176	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(1,059)	$—	$(1,059)	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(1,059)	$—	$(1,059)	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Morgan Stanley	12/29/2017	(1,899,580)	1.24701	$(1,536,119)	$(1,523,308)	$12,811	$—
Sell	Euro	UBS	10/03/2017	(14,316)	0.84591	(16,899)	(16,923)	—	(24)
Sell	Euro	UBS	12/29/2017	(358,672)	0.84164	(425,123)	(426,158)	—	(1,035)
Buy	Euro	UBS	12/29/2017	20,073	0.84164	23,806	23,850	44	—
Sell	Japanese Yen	Credit Suisse	12/29/2017	(63,509,933)	111.98825	(571,305)	(567,113)	4,192	—
Sell	Norwegian Krone	JP Morgan Chase	12/29/2017	(2,883,265)	7.94708	(366,938)	(362,808)	4,130	—

Total								$21,176	$(1,059)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 93.9%
Aerospace & Defense — 1.3%
L3 Technologies, Inc.	4,298	$809,872

Auto Parts & Equipment — 1.2%
WABCO Holdings, Inc.*	5,279	781,292

Banks — 3.8%
Eagle Bancorp, Inc.*	18,738	1,256,383
First Republic Bank	10,626	1,109,992

		2,366,375

Beverages — 1.3%
MGP Ingredients, Inc.	13,938	845,061

Biotechnology — 2.8%
Acceleron Pharma, Inc.*	9,569	357,115
Alder Biopharmaceuticals, Inc.*	21,714	265,997
Exelixis, Inc.*	28,495	690,434
Ultragenyx Pharmaceutical, Inc.*	8,112	432,045

		1,745,591

Building Materials — 2.0%
Fortune Brands Home & Security, Inc.	12,055	810,458
Summit Materials, Inc., Class A*	13,721	439,483

		1,249,941

Chemicals — 3.1%
Ashland Global Holdings, Inc.	6,764	442,298
RPM International, Inc.	14,489	743,865
Valvoline, Inc.	31,124	729,858

		1,916,021

Commercial Services — 6.3%
Bright Horizons Family Solutions, Inc.*	8,574	739,165
Gartner, Inc.*	2,835	352,702
Global Payments, Inc.	11,806	1,121,924
Healthcare Services Group, Inc.	18,920	1,021,112
Total System Services, Inc.	11,230	735,565

		3,970,468

Computers — 1.8%
Electronics For Imaging, Inc.*	21,448	915,401
Kornit Digital Ltd.*	13,678	209,273

		1,124,674

Diversified Financial Services — 4.9%
Affiliated Managers Group, Inc.	5,724	1,086,587
Lazard Ltd., Class A	24,803	1,121,592
SLM Corp.*	74,445	853,884

		3,062,063

Electrical Components & Equipment — 1.0%
Hubbell, Inc.	5,640	654,353

Electronics — 5.5%
Badger Meter, Inc.	15,284	748,916
Mettler-Toledo International, Inc.*	1,063	665,608
PerkinElmer, Inc.	14,447	996,410
Sensata Technologies Holding NV*	22,158	1,065,135

		3,476,069

	Number of Shares	Value†

Entertainment — 1.0%
Vail Resorts, Inc.	2,725	$621,627

Food — 1.8%
Blue Buffalo Pet Products, Inc.*	25,098	711,528
Snyder’s-Lance, Inc.	11,757	448,412

		1,159,940

Healthcare Products — 5.8%
ABIOMED, Inc.*	5,347	901,504
ICU Medical, Inc.*	2,962	550,488
IDEXX Laboratories, Inc.*	1,101	171,194
Nevro Corp.*	8,795	799,290
The Cooper Cos., Inc.	1,894	449,086
West Pharmaceutical Services, Inc.	7,988	768,925

		3,640,487

Healthcare Services — 2.2%
Acadia Healthcare Co., Inc.*	14,207	678,526
WellCare Health Plans, Inc.*	3,917	672,706

		1,351,232

Home Builders — 0.9%
M/I Homes, Inc.*	21,071	563,228

Household Products & Wares — 1.5%
Avery Dennison Corp.	9,862	969,829

Internet — 2.0%
GoDaddy, Inc., Class A*	22,640	985,067
Wix.com Ltd.*	3,378	242,709

		1,227,776

Machinery—Diversified — 9.4%
Cognex Corp.	4,073	449,171
Graco, Inc.	2,809	347,445
IDEX Corp.	5,790	703,311
Tennant Co.	8,376	554,491
The Gorman-Rupp Co.	13,282	432,595
The Middleby Corp.*	13,271	1,700,944
Welbilt, Inc.*	16,239	374,309
Xylem, Inc.	21,421	1,341,597

		5,903,863

Miscellaneous Manufacturing — 1.6%
John Bean Technologies Corp.	9,816	992,398

Oil & Gas — 1.5%
Diamondback Energy, Inc.*	9,777	957,755

Pharmaceuticals — 7.5%
ACADIA Pharmaceuticals, Inc.*	18,648	702,470
Agios Pharmaceuticals, Inc.*	10,817	722,035
Alkermes PLC*	15,502	788,122
Galapagos NV ADR*	3,064	311,762
Neogen Corp.*	4,444	344,232
Neurocrine Biosciences, Inc.*	12,870	788,673
PRA Health Sciences, Inc.*	4,168	317,476
Sarepta Therapeutics, Inc.*	3,210	145,606

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
TESARO, Inc.*	4,647	$599,928

		4,720,304

Real Estate — 0.9%
HFF, Inc., Class A	13,643	539,717

Retail — 7.6%
Burlington Stores, Inc.*	7,315	698,290
Dunkin’ Brands Group, Inc.	21,982	1,166,805
Five Below, Inc.*	12,022	659,767
PVH Corp.	6,001	756,486
Shake Shack, Inc., Class A*	6,810	226,296
Tractor Supply Co.	4,608	291,640
Ulta Beauty, Inc.*	1,258	284,383
Wingstop, Inc.	21,438	712,814

		4,796,481

Semiconductors — 3.7%
Advanced Micro Devices, Inc.*	24,146	307,862
Cavium, Inc.*	8,785	579,283
Monolithic Power Systems, Inc.	4,310	459,230
Qorvo, Inc.*	4,300	303,924
Xilinx, Inc.	9,547	676,214

		2,326,513

Software — 11.5%
athenahealth, Inc.*	3,380	420,337
Black Knight Financial Services, Inc., Class A*	31,088	1,338,338
Evolent Health, Inc., Class A*	24,200	430,760
InterXion Holding NV*	17,518	892,192
MSCI, Inc.	4,314	504,307
Red Hat, Inc.*	3,442	381,580
ServiceNow, Inc.*	5,694	669,216
Splunk, Inc.*	9,386	623,512
Tableau Software, Inc., Class A*	2,361	176,815
The Ultimate Software Group, Inc.*	3,613	685,025
Tyler Technologies, Inc.*	6,113	1,065,618

		7,187,700

TOTAL COMMON STOCKS (Cost $50,708,181)		58,960,630

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Diversified — 0.7%
SBA Communications Corp.* (Cost $291,183)	2,929	421,923

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,128,611)	3,128,611	$3,128,611

TOTAL INVESTMENTS — 99.6% (Cost $54,127,975)		$62,511,164

Other Assets & Liabilities — 0.4%		268,372

TOTAL NET ASSETS — 100.0%		$62,779,536

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 09/30/2017††
United States	94%
Bermuda	2
Belgium	1
Ireland	1
Israel	1
Netherlands	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$58,960,630	$58,960,630	$—	$—
REAL ESTATE INVESTMENT TRUSTS	421,923	421,923
SHORT-TERM INVESTMENTS	3,128,611	3,128,611	—	—

TOTAL INVESTMENTS	$62,511,164	$62,511,164	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.4%
Aerospace & Defense — 1.0%
Esterline Technologies Corp.*	8,770	$790,616

Airlines — 1.4%
SkyWest, Inc.	25,300	1,110,670

Apparel — 0.8%
Crocs, Inc.*	68,670	666,099

Auto Manufacturers — 1.5%
Oshkosh Corp.	15,030	1,240,576

Auto Parts & Equipment — 3.9%
Cooper-Standard Holding, Inc.*	8,453	980,294
Dana, Inc.	39,930	1,116,443
Lear Corp.	3,283	568,222
Tenneco, Inc.	8,220	498,707

		3,163,666

Banks — 10.5%
Associated Banc-Corp.	36,210	878,092
Comerica, Inc.	17,205	1,312,053
Fulton Financial Corp.	44,700	838,125
Huntington Bancshares, Inc.	87,630	1,223,315
Synovus Financial Corp.	22,130	1,019,308
Texas Capital Bancshares, Inc.*	10,140	870,012
Webster Financial Corp.	20,098	1,056,150
Zions Bancorporation	27,710	1,307,358

		8,504,413

Beverages — 0.9%
Cott Corp.	46,611	699,631

Chemicals — 0.6%
Ingevity Corp.*	8,349	521,562

Commercial Services — 4.6%
ABM Industries, Inc.	13,420	559,748
Booz Allen Hamilton Holding Corp.	31,455	1,176,103
Quanta Services, Inc.*	25,951	969,789
Sotheby’s*	22,495	1,037,244

		3,742,884

Computers — 5.0%
Convergys Corp.	33,393	864,545
Genpact Ltd.	37,150	1,068,062
NCR Corp.*	28,476	1,068,420
VeriFone Systems, Inc.*	53,450	1,083,966

		4,084,993

Diversified Financial Services — 0.6%
OneMain Holdings, Inc.*	18,160	511,930

Electric — 3.6%
Alliant Energy Corp.	19,804	823,253
Black Hills Corp.	6,968	479,886
PNM Resources, Inc.	19,920	802,776
Portland General Electric Co.	18,430	841,145

		2,947,060

	Number of Shares	Value†

Electrical Components & Equipment — 1.0%
EnerSys	12,277	$849,200

Electronics — 1.1%
Avnet, Inc.	23,060	906,258

Engineering & Construction — 2.9%
AECOM*	29,444	1,083,834
Granite Construction, Inc.	11,330	656,573
Tutor Perini Corp.*	21,350	606,340

		2,346,747

Entertainment — 1.0%
Regal Entertainment Group, Class A	48,740	779,840

Food — 0.7%
Ingredion, Inc.	4,700	567,008

Gas — 0.6%
Southwest Gas Holdings, Inc.	5,950	461,839

Hand & Machine Tools — 1.2%
Regal Beloit Corp.	11,960	944,840

Healthcare Services — 4.6%
ICON PLC*	9,780	1,113,746
LifePoint Health, Inc.*	17,550	1,016,145
Molina Healthcare, Inc.*	13,060	898,006
WellCare Health Plans, Inc.*	4,357	748,271

		3,776,168

Home Builders — 2.1%
CalAtlantic Group, Inc.	28,530	1,045,054
PulteGroup, Inc.	24,050	657,286

		1,702,340

Insurance — 8.9%
American Financial Group, Inc.	11,654	1,205,606
Essent Group Ltd.*	27,934	1,131,327
First American Financial Corp.	20,630	1,030,881
Old Republic International Corp.	41,910	825,208
Reinsurance Group of America, Inc.	9,970	1,391,114
Selective Insurance Group, Inc.	13,190	710,282
The Hanover Insurance Group, Inc.	4,900	474,957
Validus Holdings Ltd.	10,390	511,292

		7,280,667

Internet — 1.3%
CDW Corp.	15,770	1,040,820

Machinery—Construction & Mining — 1.5%
Terex Corp.	26,270	1,182,675

Machinery—Diversified — 1.2%
SPX FLOW, Inc.*	24,950	962,072

Media — 1.4%
Houghton Mifflin Harcourt Co.*	45,870	552,734

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Scholastic Corp.	14,840	$552,048

		1,104,782

Mining — 1.0%
Alcoa Corp.*	18,080	842,890

Miscellaneous Manufacturing — 1.3%
Trinseo SA	15,630	1,048,773

Office Furnishings — 1.0%
Steelcase, Inc., Class A	50,742	781,427

Oil & Gas — 3.3%
Helmerich & Payne, Inc.	8,720	454,399
Oasis Petroleum, Inc.*	81,180	740,362
QEP Resources, Inc.*	92,030	788,697
SM Energy Co.	41,090	728,937

		2,712,395

Oil & Gas Services — 5.5%
Helix Energy Solutions Group, Inc.*	31,070	229,607
HollyFrontier Corp.	21,510	773,715
MRC Global, Inc.*	34,310	600,082
Oil States International, Inc.*	24,960	632,736
RPC, Inc.	55,720	1,381,299
SRC Energy, Inc.*	89,450	864,981

		4,482,420

Packaging and Containers — 1.5%
Graphic Packaging Holding Co.	86,240	1,203,048

Retail — 4.5%
Bloomin’ Brands, Inc.	52,400	922,240
Brinker International, Inc.	18,145	578,100
Burlington Stores, Inc.*	5,785	552,236
Caleres, Inc.	21,998	671,379
The Michaels Cos, Inc.*	45,510	977,099

		3,701,054

Semiconductors — 3.4%
Cypress Semiconductor Corp.	65,160	978,703
Integrated Device Technology, Inc.*	26,110	694,004
Mellanox Technologies Ltd.*	11,140	525,251
Qorvo, Inc.*	8,454	597,529

		2,795,487

Software — 1.2%
Verint Systems, Inc.*	24,165	1,011,305

Telecommunications — 4.3%
Amdocs Ltd.	17,875	1,149,720
Anixter International, Inc.*	13,630	1,158,550
Infinera Corp.*	55,190	489,535
NETGEAR, Inc.*	14,915	709,954

		3,507,759

Transportation — 3.5%
Atlas Air Worldwide Holdings, Inc.*	12,230	804,734
Ryder System, Inc.	13,320	1,126,206

	Number of Shares	Value†

Transportation — (continued)
Werner Enterprises, Inc.	25,460	$930,563

		2,861,503

TOTAL COMMON STOCKS (Cost $61,642,655)		76,837,417

REAL ESTATE INVESTMENT TRUSTS — 4.7%
Apartments — 1.2%
Education Realty Trust, Inc.	27,140	975,140

Diversified — 0.8%
STAG lndustrial, Inc.	23,150	635,931

Industrial — 1.6%
Gramercy Property Trust	44,162	1,335,901

Office Property — 1.1%
Empire State Realty Trust, Inc., Class A	42,273	868,287

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,783,940)		3,815,259

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,874,005)	1,874,005	1,874,005

TOTAL INVESTMENTS — 101.4% (Cost $67,300,600)		$82,526,681

Other Assets & Liabilities — (1.4)%		(1,135,381)

TOTAL NET ASSETS — 100.0%		$81,391,300

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$76,837,417	$76,837,417	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,815,259	3,815,259	—	—
SHORT-TERM INVESTMENTS	1,874,005	1,874,005	—	—

TOTAL INVESTMENTS	$82,526,681	$82,526,681	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.7%
Advertising — 0.3%
Yext, Inc.*	19,425	$257,964

Aerospace & Defense — 2.2%
HEICO Corp., Class A	28,844	2,197,913

Apparel — 0.8%
Carter’s, Inc.	7,850	775,187

Auto Parts & Equipment — 0.8%
Visteon Corp.*	6,129	758,586

Banks — 2.0%
Kearny Financial Corp.	39,534	606,847
SVB Financial Group*	3,741	699,904
Texas Capital Bancshares, Inc.*	8,368	717,974

		2,024,725

Biotechnology — 3.3%
Insmed, Inc.*	17,673	551,574
Ligand Pharmaceuticals, Inc.*	6,736	917,107
NeoGenomics, Inc.*	62,314	693,555
Puma Biotechnology, Inc.*	7,703	922,434
Spark Therapeutics, Inc.*	2,383	212,468

		3,297,138

Building Materials — 1.6%
Summit Materials, Inc., Class A*	28,617	916,603
Trex Co., Inc.*	8,017	722,091

		1,638,694

Chemicals — 3.4%
CSW Industrials, Inc.*	23,710	1,051,538
H.B. Fuller Co.	12,130	704,268
Sensient Technologies Corp.	21,568	1,659,011

		3,414,817

Commercial Services — 12.5%
Alarm.com Holdings, Inc.*	13,843	625,427
CoStar Group, Inc.*	3,920	1,051,540
Euronet Worldwide, Inc.*	20,131	1,908,217
Gartner, Inc.*	8,787	1,093,191
Healthcare Services Group, Inc.	12,013	648,342
HealthEquity, Inc.*	12,774	646,109
K12, Inc.*	21,644	386,129
MarketAxess Holdings, Inc.	5,170	953,917
MAXIMUS, Inc.	15,153	977,368
Rollins, Inc.	9,525	439,483
ServiceMaster Global Holdings, Inc.*	43,520	2,033,690
SP Plus Corp.*	10,950	432,525
The Advisory Board Co.*	9,174	491,956
WEX, Inc.*	7,347	824,480

		12,512,374

Computers — 1.6%
Jack Henry & Associates, Inc.	13,230	1,359,912
Kornit Digital Ltd.*	13,811	211,308

		1,571,220

	Number of Shares	Value†

Diversified Financial Services — 3.1%
Financial Engines, Inc.	23,966	$832,818
LPL Financial Holdings, Inc.	25,933	1,337,365
SLM Corp.*	44,711	512,835
WisdomTree Investments, Inc.	38,160	388,469

		3,071,487

Electrical Components & Equipment — 2.7%
Belden, Inc.	23,220	1,869,907
EnerSys	11,813	817,105

		2,687,012

Electronics — 3.1%
CTS Corp.	33,276	801,952
National Instruments Corp.	15,914	671,093
OSI Systems, Inc.*	9,448	863,264
Sensata Technologies Holding NV*	14,877	715,137

		3,051,446

Energy-Alternate Sources — 0.3%
SolarEdge Technologies, Inc.*	8,944	255,351

Entertainment — 1.9%
AMC Entertainment Holdings, Inc., Class A	28,533	419,435
Cedar Fair LP	13,805	885,177
Manchester United PLC, Class A	32,130	578,340

		1,882,952

Environmental Control — 0.5%
Clean Harbors, Inc.*	8,927	506,161

Food — 0.3%
Amplify Snack Brands, Inc.*	35,275	250,100

Forest Products & Paper — 0.4%
Neenah Paper, Inc.	4,901	419,280

Hand & Machine Tools — 0.8%
Kennametal, Inc.	19,059	768,840

Healthcare Products — 6.4%
AngioDynamics, Inc.*	32,483	555,134
Bio-Techne Corp.	8,013	968,692
Glaukos Corp.*	15,010	495,330
Globus Medical, Inc., Class A*	19,358	575,320
ICU Medical, Inc.*	5,450	1,012,883
Merit Medical Systems, Inc.*	14,104	597,304
Nevro Corp.*	4,663	423,773
STERIS PLC	19,602	1,732,817

		6,361,253

Healthcare Services — 1.9%
Catalent, Inc.*	48,586	1,939,553

Home Furnishings — 0.4%
Roku, Inc.*	13,928	369,649

Hotels & Resorts — 0.4%
Playa Hotels & Resorts NV*	36,390	379,548

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — 1.0%
Ontex Group NV	30,563	$1,040,861

Insurance — 0.6%
RLI Corp.	11,306	648,512

Internet — 2.7%
ChannelAdvisor Corp.*	27,144	312,156
MakeMyTrip Ltd.*	16,676	479,435
The Trade Desk Inc., Class A*	13,082	804,674
Zendesk, Inc.*	16,395	477,258
Zillow Group, Inc., Class A*	16,070	645,211

		2,718,734

Machinery—Diversified — 1.7%
Nordson Corp.	8,579	1,016,611
Wabtec Corp.	8,414	637,361

		1,653,972

Metal Fabricate/Hardware — 1.3%
Rexnord Corp.*	50,782	1,290,370

Miscellaneous Manufacturing — 3.4%
Hillenbrand, Inc.	26,509	1,029,875
ITT, Inc.	18,637	825,060
Proto Labs, Inc.*	7,127	572,298
Standex International Corp.	8,625	915,975

		3,343,208

Pharmaceuticals — 6.6%
ACADIA Pharmaceuticals, Inc.*	19,663	740,705
Amicus Therapeutics, Inc.*	27,750	418,470
DBV Technologies SA ADR*	13,870	588,643
Diplomat Pharmacy, Inc.*	19,795	409,954
Eagle Pharmaceuticals, Inc.*	10,976	654,609
GW Pharmaceuticals PLC ADR*	3,615	366,886
Heron Therapeutics, Inc.*	26,886	434,209
Ironwood Pharmaceuticals, Inc.*	41,173	649,298
Knight Therapeutics, Inc.*	66,568	461,481
Neurocrine Biosciences, Inc.*	9,227	565,431
Prestige Brands Holdings, Inc.*	19,245	963,982
Teligent, Inc.*	53,370	358,113

		6,611,781

Publishing / Newspapers — 0.8%
Cimpress NV*	8,436	823,860

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	4,721	583,044
The St. Joe Co.*	19,337	364,502

		947,546

Retail — 4.1%
Biglari Holdings, Inc.*	2,905	968,207
Casey’s General Stores, Inc.	4,588	502,157
Dunkin’ Brands Group, Inc.	11,852	629,104
Sally Beauty Holdings, Inc.*	43,979	861,109
Texas Roadhouse, Inc.	12,600	619,164

	Number of Shares	Value†

Retail — (continued)
Williams-Sonoma, Inc.	9,760	$486,634

		4,066,375

Semiconductors — 2.5%
ON Semiconductor Corp.*	100,947	1,864,491
Xperi Corp.	25,229	638,294

		2,502,785

Software — 16.3%
ACI Worldwide, Inc.*	20,126	458,470
athenahealth, Inc.*	5,378	668,808
Blackbaud, Inc.	23,286	2,044,511
Broadridge Financial Solutions, Inc.	27,726	2,240,815
Cadence Design Systems, Inc.*	56,873	2,244,777
Callidus Software, Inc.*	25,966	640,062
Cision Ltd.*	60,576	788,700
Envestnet, Inc.*	24,811	1,265,361
Guidewire Software, Inc.*	11,394	887,137
Instructure, Inc.*	19,385	642,613
RealPage, Inc.*	20,827	830,997
SPS Commerce, Inc.*	7,713	437,404
SS&C Technologies Holdings, Inc.	55,381	2,223,547
The Descartes Systems Group, Inc.*	33,005	900,149

		16,273,351

Telecommunications — 2.2%
Nice Ltd. ADR	26,828	2,181,385

Transportation — 1.9%
Landstar System, Inc.	8,016	798,794
Old Dominion Freight Line, Inc.	10,169	1,119,709

		1,918,503

TOTAL COMMON STOCKS (Cost $67,784,799)		96,412,493

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $709,142)	12,840	879,925

RIGHTS — 0.1%
Pharmaceuticals — 0.1%
Dyax Corp. CVR*~,† (Cost $0)	36,639	89,765

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,445,735)	3,445,735	3,445,735

TOTAL INVESTMENTS — 101.1% (Cost $71,939,676)		$100,827,918

Other Assets & Liabilities — (1.1)%		(1,122,741)

TOTAL NET ASSETS — 100.0%		$99,705,177

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP GROWTH FUND

~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $89,765.
†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

CVR — Contingent Valued Rights.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 09/30/2017††
United States	90%
Israel	3
United Kingdom	3
Belgium	1
Canada	1
France	1
Netherlands	1

Total	100%

††	% of total investments as of September 30, 2017

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$97,292,418	$97,292,418	$—	$—
RIGHTS	89,765	—	89,765	—
SHORT-TERM INVESTMENTS	3,445,735	3,445,735	—	—

TOTAL INVESTMENTS	$100,827,918	$100,738,153	$89,765	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $907,357 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 88.7%
Aerospace & Defense — 2.5%
Curtiss-Wright Corp.	7,522	$786,350
Esterline Technologies Corp.*	16,216	1,461,872
Kaman Corp.	15,584	869,276
KLX, Inc.*	33,855	1,791,945
Moog, Inc., Class A*	17,840	1,488,391

		6,397,834

Airlines — 0.6%
SkyWest, Inc.	32,693	1,435,223

Apparel — 0.5%
Columbia Sportswear Co.	6,503	400,455
Wolverine World Wide, Inc.	30,640	883,964

		1,284,419

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	35,736	628,239
Dana, Inc.	60,002	1,677,656
Standard Motor Products, Inc.	6,904	333,118

		2,639,013

Banks — 18.6%
Ameris Bancorp	23,857	1,145,136
BancorpSouth, Inc.	36,998	1,185,786
Banner Corp.	33,359	2,044,240
Boston Private Financial Holdings, Inc.	60,352	998,826
Bryn Mawr Bank Corp.	8,687	380,491
CenterState Bank Corp.	58,079	1,556,517
CoBiz Financial, Inc.	43,491	854,163
Columbia Banking System, Inc.	49,196	2,071,644
Community Bank System, Inc.	24,275	1,341,194
ConnectOne Bancorp, Inc.	33,925	834,555
CU Bancorp*	9,980	386,975
CVB Financial Corp.	83,408	2,015,971
First Financial Bankshares, Inc.	33,553	1,516,596
First Merchants Corp.	36,103	1,549,902
First Midwest Bancorp, Inc.	51,636	1,209,315
Glacier Bancorp, Inc.	44,016	1,662,044
Great Western Bancorp, Inc.	46,078	1,902,100
Guaranty Bancorp	20,573	571,929
Heritage Financial Corp.	23,425	691,037
Home BancShares, Inc.	41,938	1,057,676
Independent Bank Corp.	20,609	1,538,462
Independent Bank Group, Inc.	17,179	1,035,894
Lakeland Financial Corp.	21,434	1,044,264
LegacyTexas Financial Group, Inc.	51,613	2,060,391
MB Financial, Inc.	46,692	2,102,074
National Commerce Corp.*	9,164	392,219
Pinnacle Financial Partners, Inc.	39,294	2,630,733
Prosperity Bancshares, Inc.	15,931	1,047,145
Renasant Corp.	40,490	1,737,021
Sandy Spring Bancorp, Inc.	15,509	642,693
South State Corp.	21,289	1,917,074
State Bank Financial Corp.	29,118	834,231
Texas Capital Bancshares, Inc.*	22,848	1,960,358
The First of Long Island Corp.	17,618	536,468
Towne Bank	11,910	398,985

	Number of Shares	Value†

Banks — (continued)
TriCo Bancshares	15,851	$645,928
Webster Financial Corp.	42,107	2,212,723

		47,712,760

Building Materials — 1.6%
Eagle Materials, Inc.	14,308	1,526,664
Gibraltar Industries, Inc.*	30,021	935,154
Patrick Industries, Inc.*	9,275	780,027
Summit Materials, Inc., Class A*	29,760	953,213

		4,195,058

Chemicals — 2.6%
Minerals Technologies, Inc.	20,838	1,472,205
Olin Corp.	25,924	887,897
Quaker Chemical Corp.	5,399	798,782
Tronox Ltd., Class A	89,863	1,896,109
Univar, Inc.*	52,704	1,524,727

		6,579,720

Coal — 0.3%
CONSOL Energy, Inc.*	51,822	877,865

Commercial Services — 3.6%
Aaron’s, Inc.	8,849	386,082
ABM Industries, Inc.	37,377	1,558,995
Adtalem Global Education, Inc.	7,063	253,208
AMN Healthcare Services, Inc.*	19,848	907,053
Herc Holdings, Inc.*	21,035	1,033,449
Hertz Global Holdings, Inc.*	10,388	232,276
HMS Holdings Corp.*	41,035	814,955
James River Group Holdings Ltd.	19,383	804,007
Live Nation Entertainment, Inc.*	42,294	1,841,904
On Assignment, Inc.*	25,448	1,366,049

		9,197,978

Computers — 1.3%
Convergys Corp.	26,258	679,820
Mercury Systems, Inc.*	22,549	1,169,842
NetScout Systems, Inc.*	48,790	1,578,356

		3,428,018

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.*	49,833	2,553,941

Diversified Financial Services — 1.1%
OM Asset Management PLC	56,901	848,963
Stifel Financial Corp.	32,226	1,722,802
Virtu Financial, Inc., Class A	21,981	356,092

		2,927,857

Electric — 3.7%
Black Hills Corp.	48,102	3,312,785
IDACORP, Inc.	19,576	1,721,317
PNM Resources, Inc.	49,959	2,013,348
Portland General Electric Co.	55,242	2,521,245

		9,568,695

Electronics — 2.1%
CTS Corp.	35,940	866,154

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
II-VI, Inc.*	24,994	$1,028,503
OSI Systems, Inc.*	11,788	1,077,070
Tech Data Corp.*	15,693	1,394,323
Watts Water Technologies, Inc.	15,702	1,086,578

		5,452,628

Engineering & Construction — 1.5%
EMCOR Group, Inc.	20,007	1,388,086
Granite Construction, Inc.	15,227	882,405
TopBuild Corp.*	22,792	1,485,354

		3,755,845

Entertainment — 0.9%
Marriott Vacations Worldwide Corp.	9,243	1,151,031
Red Rock Resorts, Inc., Class A	20,651	478,277
Vail Resorts, Inc.	3,325	758,499

		2,387,807

Environmental Control — 0.5%
Advanced Disposal Services, Inc.*	25,021	630,279
U.S. Ecology, Inc.	12,908	694,450

		1,324,729

Food — 1.9%
Simply Good Foods Co.*	120,626	1,412,530
Snyder’s-Lance, Inc.	49,917	1,903,834
SpartanNash Co.	7,016	185,012
The Hain Celestial Group, Inc.*	17,890	736,174
United Natural Foods, Inc.*	13,141	546,534

		4,784,084

Forest Products & Paper — 0.1%
Mercer International, Inc.	14,062	166,635

Gas — 1.7%
Chesapeake Utilities Corp.	8,298	649,318
New Jersey Resources Corp.	41,861	1,764,441
South Jersey Industries, Inc.	53,807	1,857,956

		4,271,715

Hand & Machine Tools — 0.4%
Kennametal, Inc.	24,570	991,154

Healthcare Products — 2.3%
CONMED Corp.	23,989	1,258,703
Halyard Health, Inc.*	32,660	1,470,680
ICU Medical, Inc.*	4,460	828,891
Integra LifeSciences Holdings Corp.*	22,476	1,134,589
Quidel Corp.*	17,057	748,120
Wright Medical Group NV*	21,497	556,127

		5,997,110

Healthcare Services — 1.0%
Acadia Healthcare Co., Inc.*	24,936	1,190,943
Almost Family, Inc.*	13,311	714,801
American Renal Associates Holdings, Inc.*	15,836	237,065
Kindred Healthcare, Inc.	58,467	397,576

		2,540,385

	Number of Shares	Value†

Home Builders — 1.0%
Foundation Building Materials, Inc.*	48,175	$681,194
Meritage Homes Corp.*	9,590	425,796
Taylor Morrison Home Corp., Class A*	16,879	372,182
William Lyon Homes, Class A*	15,943	366,530
Winnebago Industries, Inc.	14,382	643,595

		2,489,297

Home Furnishings — 0.2%
American Woodmark Corp.*	4,926	474,127

Household Products & Wares — 0.1%
Spectrum Brands Holdings, Inc.	2,957	313,205

Insurance — 4.9%
AMERISAFE, Inc.	12,729	740,828
CNO Financial Group, Inc.	94,145	2,197,344
Enstar Group Ltd.*	5,349	1,189,350
Kinsale Capital Group, Inc.	21,208	915,549
Maiden Holdings Ltd.	10,254	81,519
MGIC Investment Corp.*	175,696	2,201,471
National General Holdings Corp.	12,513	239,124
Primerica, Inc.	14,821	1,208,653
ProAssurance Corp.	20,120	1,099,558
RLI Corp.	18,709	1,073,148
Selective Insurance Group, Inc.	29,269	1,576,136

		12,522,680

Investment Companies — 0.1%
Golub Capital BDC, Inc.	14,970	281,735

Iron & Steel — 1.0%
AK Steel Holding Corp.*	27,388	153,099
Allegheny Technologies, Inc.*	26,954	644,201
Cleveland-Cliffs, Inc.*	27,096	193,736
Commercial Metals Co.	62,299	1,185,550
Ryerson Holding Corp.*	35,949	390,047

		2,566,633

Lodging — 1.8%
Boyd Gaming Corp.	43,791	1,140,756
Extended Stay America, Inc.	55,878	1,117,560
Hilton Grand Vacations, Inc.*	59,616	2,302,966

		4,561,282

Machinery—Construction & Mining — 0.5%
Terex Corp.	26,075	1,173,896

Machinery—Diversified — 0.2%
Tennant Co.	9,376	620,691

Media — 0.8%
Nexstar Media Group, Inc., Class A	20,825	1,297,398
WideOpenWest, Inc.*	50,513	761,736

		2,059,134

Metal Fabricate/Hardware — 1.8%
CIRCOR International, Inc.	18,330	997,702
RBC Bearings, Inc.*	5,366	671,555
Rexnord Corp.*	61,256	1,556,515

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
TriMas Corp.*	50,041	$1,351,107

		4,576,879

Mining — 0.6%
Century Aluminum Co.*	20,541	340,570
Kaiser Aluminum Corp.	6,888	710,428
Royal Gold, Inc.	4,560	392,342

		1,443,340

Miscellaneous Manufacturing — 1.7%
Federal Signal Corp.	61,541	1,309,592
ITT, Inc.	30,110	1,332,970
Standex International Corp.	5,193	551,497
Trinseo SA	17,961	1,205,183

		4,399,242

Oil & Gas — 3.8%
Callon Petroleum Co.*	200,148	2,249,664
Jagged Peak Energy, Inc.*	52,607	718,612
PDC Energy, Inc.*	27,203	1,333,763
Rice Energy, Inc.*	49,533	1,433,485
RSP Permian, Inc.*	68,542	2,370,868
WPX Energy, Inc.*	135,571	1,559,066

		9,665,458

Oil & Gas Services — 1.1%
C&J Energy Services, Inc.*	35,366	1,059,919
Ncs Multistage Holdings, Inc.*	20,188	486,127
SRC Energy, Inc.*	95,821	926,589
Thermon Group Holdings, Inc.*	11,513	207,119

		2,679,754

Packaging and Containers — 0.7%
Berry Global Group, Inc.*	22,960	1,300,684
KapStone Paper and Packaging Corp.	26,837	576,727

		1,877,411

Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*	30,129	611,619
Prestige Brands Holdings, Inc.*	4,693	235,072

		846,691

Real Estate — 1.0%
Granite Point Mortgage Trust, Inc.	66,118	1,238,390
Kennedy-Wilson Holdings, Inc.	70,464	1,307,107

		2,545,497

Retail — 2.8%
Abercrombie & Fitch Co., Class A	17,574	253,769
American Eagle Outfitters, Inc.	69,460	993,278
Boot Barn Holdings, Inc.*	12,009	106,880
Burlington Stores, Inc.*	16,191	1,545,593
Del Taco Restaurants, Inc.*	32,103	492,460
Lithia Motors, Inc., Class A	11,463	1,379,114
Office Depot, Inc.	145,491	660,529
Party City Holdco, Inc.*	21,482	291,081
The Children’s Place, Inc.	8,163	964,458
Wingstop, Inc.	12,277	408,210

		7,095,372

	Number of Shares	Value†

Savings & Loans — 2.4%
Brookline Bancorp, Inc.	51,169	$793,119
Flushing Financial Corp.	27,786	825,800
OceanFirst Financial Corp.	33,742	927,568
Provident Financial Services, Inc.	38,807	1,034,983
Washington Federal, Inc.	45,172	1,520,038
WSFS Financial Corp.	18,842	918,547

		6,020,055

Semiconductors — 2.0%
Cree, Inc.*	43,257	1,219,415
Cypress Semiconductor Corp.	72,835	1,093,981
Entegris, Inc.*	57,035	1,645,460
Semtech Corp.*	31,304	1,175,465

		5,134,321

Software — 3.6%
Allscripts Healthcare Solutions, Inc.*	100,977	1,436,903
Bottomline Technologies, Inc.*	26,826	853,872
CommVault Systems, Inc.*	21,775	1,323,920
Cornerstone OnDemand, Inc.*	34,102	1,384,882
SYNNEX Corp.	15,232	1,927,000
Verint Systems, Inc.*	52,205	2,184,779

		9,111,356

Storage & Warehousing — 0.4%
Mobile Mini, Inc.	32,325	1,113,596

Telecommunications — 1.6%
Anixter International, Inc.*	19,412	1,650,020
Extreme Networks, Inc.*	37,901	450,643
Finisar Corp.*	30,018	665,499
Viavi Solutions, Inc.*	145,274	1,374,292

		4,140,454

Transportation — 3.5%
ArcBest Corp.	10,636	355,774
Forward Air Corp.	10,780	616,939
Golar LNG Ltd.	76,873	1,738,099
Knight-Swift Transportation Holdings, Inc.*	50,180	2,084,979
Marten Transport Ltd.	33,979	698,268
Saia, Inc.*	19,803	1,240,658
XPO Logistics, Inc.*	33,710	2,284,864

		9,019,581

TOTAL COMMON STOCKS (Cost $177,035,349)		227,202,160

REAL ESTATE INVESTMENT TRUSTS — 9.0%
Building & Real Estate — 1.4%
Blackstone Mortgage Trust, Inc., Class A	52,231	1,620,206
PennyMac Mortgage Investment Trust	71,765	1,247,993
Two Harbors Investment Corp.	72,807	733,895

		3,602,094

Diversified — 0.4%
PS Business Parks, Inc.	8,196	1,094,166

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — 0.7%
National Health Investors, Inc.	23,586	$1,822,962

Hotels & Resorts — 2.5%
Chesapeake Lodging Trust	85,545	2,307,149
Pebblebrook Hotel Trust	88,046	3,181,982
RLJ Lodging Trust	44,426	977,372

		6,466,503

Industrial — 1.0%
CyrusOne, Inc.	35,862	2,113,348
Terreno Realty Corp.	11,990	433,798

		2,547,146

Office Property — 1.2%
Columbia Property Trust, Inc.	89,778	1,954,467
Hudson Pacific Properties, Inc.	31,266	1,048,349

		3,002,816

Storage & Warehousing — 0.9%
Life Storage, Inc.	26,985	2,207,643

Strip Centers — 0.9%
Acadia Realty Trust	80,126	2,293,206

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,494,965)		23,036,536

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Value ETF (Cost $3,116,356)	25,678	3,187,153

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,033,934)	3,033,934	3,033,934

TOTAL INVESTMENTS — 100.1% (Cost $203,680,604)		$256,459,783

Other Assets & Liabilities — (0.1)%		(294,071)

TOTAL NET ASSETS — 100.0%		$256,165,712

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$227,202,160	$227,202,160	$—	$—
REAL ESTATE INVESTMENT TRUSTS	23,036,536	23,036,536	—	—
EXCHANGE TRADED FUNDS	3,187,153	3,187,153	—	—
SHORT-TERM INVESTMENTS	3,033,934	3,033,934	—	—

TOTAL INVESTMENTS	$256,459,783	$256,459,783	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 92.3%
Advertising — 0.0%
MDC Partners, Inc., Class A*	1,800	$19,800
Yext, Inc.*	500	6,640

		26,440

Aerospace & Defense — 1.1%
AAR Corp.	1,269	47,943
Aerojet Rocketdyne Holdings, Inc.*	2,440	85,424
Aerovironment, Inc.*	718	38,858
Astronics Corp.*	779	23,175
Cubic Corp.	969	49,419
Curtiss-Wright Corp.	1,651	172,596
Ducommun, Inc.*	400	12,820
Esterline Technologies Corp.*	1,040	93,756
Kaman Corp.	1,048	58,457
KLX, Inc.*	2,000	105,860
Kratos Defense & Security Solutions, Inc.*	2,422	31,680
Moog, Inc., Class A*	1,191	99,365
National Presto Industries, Inc.	146	15,542
Triumph Group, Inc.	2,000	59,500

		894,395

Agriculture — 0.3%
Alico, Inc.	151	5,157
Cadiz, Inc.*	800	10,160
Limoneira Co.	600	13,902
Tejon Ranch Co.*	688	14,517
The Andersons, Inc.	1,132	38,771
Universal Corp.	955	54,721
Vector Group Ltd.	3,799	77,765

		214,993

Airlines — 0.3%
Allegiant Travel Co.	501	65,982
Hawaiian Holdings, Inc.*	2,026	76,076
SkyWest, Inc.	1,981	86,966

		229,024

Apparel — 0.7%
Columbia Sportswear Co.	1,122	69,093
Crocs, Inc.*	2,900	28,130
Deckers Outdoor Corp.*	1,200	82,092
Delta Apparel, Inc.*	300	6,453
G-III Apparel Group Ltd.*	1,708	49,566
Iconix Brand Group, Inc.*	1,842	10,481
Oxford Industries, Inc.	608	38,632
Perry Ellis International, Inc.*	414	9,795
Sequential Brands Group, Inc.*	1,740	5,202
Steven Madden Ltd.*	2,349	101,712
Superior Uniform Group, Inc.	500	11,450
Unifi, Inc.*	660	23,516
Weyco Group, Inc.	200	5,676
Wolverine World Wide, Inc.	3,582	103,341

		545,139

Auto Manufacturers — 0.2%
Navistar International Corp.*	1,800	79,326
REV Group, Inc.	600	17,256

	Number of Shares	Value†

Auto Manufacturers — (continued)
Wabash National Corp.	2,300	$52,486

		149,068

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	3,416	60,053
Commercial Vehicle Group, Inc.*	1,000	7,350
Cooper Tire & Rubber Co.	2,049	76,633
Cooper-Standard Holding, Inc.*	700	81,179
Dana, Inc.	5,496	153,668
Dorman Products, Inc.*	1,092	78,209
Douglas Dynamics, Inc.	900	35,460
Gentherm, Inc.*	1,468	54,536
Horizon Global Corp.*	718	12,666
Meritor, Inc.*	3,045	79,201
Miller Industries, Inc.	443	12,382
Modine Manufacturing Co.*	2,077	39,982
Motorcar Parts of America, Inc.*	700	20,622
Spartan Motors, Inc.	1,500	16,575
Standard Motor Products, Inc.	900	43,425
Superior Industries International, Inc.	1,119	18,631
Tenneco, Inc.	2,100	127,407
Titan International, Inc.	1,913	19,417
Tower International, Inc.	800	21,760

		959,156

Banks — 9.7%
1st Source Corp.	688	34,950
Access National Corp.	399	11,435
ACNB Corp.	300	8,310
Allegiance Bancshares, Inc.*	500	18,400
American National Bankshares, Inc.	400	16,480
Ameris Bancorp	1,447	69,456
Ames National Corp.	299	8,925
Arrow Financial Corp.	400	13,740
Atlantic Capital Bancshares, Inc.*	800	14,520
BancFirst Corp.	620	35,185
Banco Latinoamericano de Comercio Exterior S.A.	1,110	32,678
BancorpSouth, Inc.	3,249	104,130
Bank of Commerce Holdings	900	10,350
Bank of Marin Bancorp	290	19,865
Bank of NT Butterfield & Son Ltd.	2,100	76,944
Bankwell Financial Group, Inc.	300	11,082
Banner Corp.	1,200	73,536
Bar Harbor Bankshares	597	18,722
Blue Hills Bancorp, Inc.	1,100	21,120
Boston Private Financial Holdings, Inc.	3,358	55,575
Bridge Bancorp, Inc.	707	24,003
Bryn Mawr Bank Corp.	732	32,062
C&F Financial Corp.	200	11,000
Cadence BanCorp*	300	6,876
Camden National Corp.	539	23,522
Capital Bank Financial Corp., Class A	1,012	41,543
Capital City Bank Group, Inc.	269	6,459
Capstar Financial Holdings, Inc.*	500	9,790
Carolina Financial Corp.	500	17,940

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Cass Information Systems, Inc.	454	$28,802
Cathay General Bancorp	2,950	118,590
CenterState Bank Corp.	1,932	51,778
Central Pacific Financial Corp.	1,100	35,398
Central Valley Community Bancorp	400	8,920
Century Bancorp, Inc., Class A	69	5,527
Chemical Financial Corp.	2,700	141,102
Chemung Financial Corp.	200	9,420
Citizens & Northern Corp.	356	8,743
City Holding Co.	548	39,407
Civista Bancshares, Inc.	400	8,936
CNB Financial Corp.	474	12,950
CoBiz Financial, Inc.	1,500	29,460
Codorus Valley Bancorp, Inc.	420	12,898
Columbia Banking System, Inc.	2,214	93,232
Commerce Union Bancshares, Inc.	400	9,272
Community Bank System, Inc.	1,837	101,494
Community Financial Corp.	100	3,537
Community Trust Bancorp, Inc.	483	22,459
ConnectOne Bancorp, Inc.	1,060	26,076
County Bancorp, Inc.	300	9,015
CU Bancorp*	700	27,142
Customers Bancorp, Inc.*	980	31,968
CVB Financial Corp.	3,992	96,487
Eagle Bancorp, Inc.*	1,173	78,650
Enterprise Bancorp, Inc.	313	11,365
Enterprise Financial Services Corp.	782	33,118
Equity Bancshares, Inc., Class A*	300	10,674
Evans Bancorp, Inc.	200	8,640
Farmers & Merchants Bancorp, Inc.	400	14,580
Farmers Capital Bank Corp.	300	12,615
Farmers National Banc Corp.	1,100	16,555
FB Financial Corp.*	500	18,860
Fidelity Southern Corp.	907	21,441
Financial Institutions, Inc.	440	12,672
First Bancorp	824	28,354
First BanCorp Puerto Rico*	6,400	32,768
First Bancorp, Inc.	434	13,155
First Bancshares, Inc.	300	9,045
First Busey Corp.	1,413	44,312
First Business Financial Services, Inc.	400	9,100
First Citizens BancShares, Inc., Class A	278	103,941
First Commonwealth Financial Corp.	3,721	52,578
First Community Bancshares, Inc.	626	18,223
First Connecticut Bancorp, Inc.	659	17,628
First Financial Bancorp	2,505	65,506
First Financial Bankshares, Inc.	2,452	110,830
First Financial Corp.	480	22,848
First Foundation, Inc.*	1,200	21,468
First Internet Bancorp	300	9,690
First Interstate BancSystem, Inc., Class A	987	37,753
First Merchants Corp.	1,538	66,026
First Mid-Illinois Bancshares, Inc.	300	11,520
First Midwest Bancorp, Inc.	4,014	94,008
First Northwest Bancorp*	500	8,550
Franklin Financial Network, Inc.*	400	14,260

	Number of Shares	Value†

Banks — (continued)
Fulton Financial Corp.	6,403	$120,056
German American Bancorp, Inc.	738	28,066
Glacier Bancorp, Inc.	3,021	114,073
Great Southern Bancorp, Inc.	471	26,211
Great Western Bancorp, Inc.	2,300	94,944
Green Bancorp, Inc.*	700	16,555
Guaranty Bancorp	700	19,460
Hancock Holding Co.	3,272	158,528
Hanmi Financial Corp.	1,213	37,542
HarborOne Bancorp, Inc.*	600	11,286
Heartland Financial USA, Inc.	917	45,300
Heritage Commerce Corp.	1,200	17,076
Heritage Financial Corp.	1,130	33,335
Home BancShares, Inc.	5,835	147,165
Hope Bancorp, Inc.	5,067	89,737
Horizon Bancorp	900	26,253
Howard Bancorp, Inc.*	500	10,450
IBERIABANK Corp.	1,946	159,864
Independent Bank Corp.	1,071	79,950
Independent Bank Corp.	800	18,120
Independent Bank Group, Inc.	700	42,210
International Bancshares Corp.	2,125	85,212
Investar Holding Corp.	300	7,230
Kearny Financial Corp.	3,176	48,752
Lakeland Bancorp, Inc.	1,711	34,904
Lakeland Financial Corp.	891	43,410
LCNB Corp.	400	8,380
LegacyTexas Financial Group, Inc.	1,866	74,491
Live Oak Bancshares, Inc.	900	21,105
Macatawa Bank Corp.	1,300	13,338
MainSource Financial Group, Inc.	921	33,027
MB Financial, Inc.	3,084	138,842
MBT Financial Corp.	900	9,855
Mercantile Bank Corp.	700	24,430
Midland States Bancorp, Inc.	600	19,008
MidWestOne Financial Group, Inc.	400	13,504
National Bankshares, Inc.	319	14,339
National Commerce Corp.*	400	17,120
NBT Bancorp, Inc.	1,669	61,286
Nicolet Bankshares, Inc.*	300	17,259
Northeast Bancorp	300	7,845
Northrim BanCorp, Inc.	300	10,485
Norwood Financial Corp.	300	9,156
OFG Bancorp	1,810	16,561
Old Line Bancshares, Inc.	400	11,200
Old National Bancorp	4,961	90,786
Old Second Bancorp, Inc.	800	10,760
Opus Bank*	700	16,800
Orrstown Financial Services, Inc.	400	9,960
Pacific Continental Corp.	862	23,231
Pacific Mercantile Bancorp*	800	7,320
Paragon Commercial Corp.*	200	11,292
Park National Corp.	524	56,587
Park Sterling Corp.	2,300	28,566
PCSB Financial Corp.*	700	13,202
Peapack Gladstone Financial Corp.	636	21,459

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Penns Woods Bancorp, Inc.	268	$12,454
People’s Utah Bancorp	600	19,470
Peoples Bancorp, Inc.	572	19,213
Peoples Financial Services Corp.	300	14,340
Preferred Bank	500	30,175
Premier Financial Bancorp, Inc.	440	9,588
QCR Holdings, Inc.	400	18,200
Renasant Corp.	1,635	70,141
Republic Bancorp, Inc., Class A	387	15,050
Republic First Bancorp, Inc.*	1,700	15,725
S&T Bancorp, Inc.	1,259	49,831
Sandy Spring Bancorp, Inc.	985	40,818
Seacoast Banking Corp of Florida*	1,540	36,791
ServisFirst Bancshares, Inc.	1,800	69,930
Shore Bancshares, Inc.	600	9,990
Sierra Bancorp	312	8,471
Simmons First National Corp., Class A	1,200	69,480
SmartFinancial, Inc.*	400	9,624
South State Corp.	1,058	95,273
Southern First Bancshares, Inc.*	300	10,905
Southern National Bancorp of Virginia, Inc.	600	10,194
Southside Bancshares, Inc.	971	35,306
Southwest Bancorp, Inc.	636	17,522
State Bank Financial Corp.	1,500	42,975
Stock Yards Bancorp, Inc.	767	29,146
Summit Financial Group, Inc.	400	10,264
Sun Bancorp, Inc.	520	12,922
Sunshine Bancorp, Inc.*	300	6,972
Texas Capital Bancshares, Inc.*	1,873	160,703
The Bancorp, Inc.*	1,512	12,504
The First of Long Island Corp.	889	27,070
Tompkins Financial Corp.	558	48,066
Towne Bank	2,232	74,772
TriCo Bancshares	804	32,763
TriState Capital Holdings, Inc.*	1,000	22,900
Triumph Bancorp., Inc.*	500	16,125
TrustCo Bank Corp.	3,252	28,943
Trustmark Corp.	2,630	87,106
UMB Financial Corp.	1,781	132,667
Umpqua Holdings Corp.	8,501	165,855
Union Bankshares Corp.	1,628	57,468
Union Bankshares Inc/Morrisville VT	100	4,840
United Bankshares, Inc.	3,856	143,250
United Community Banks, Inc.	2,678	76,430
Univest Corp. of Pennsylvania	1,087	34,784
Valley National Bancorp	10,035	120,922
Veritex Holdings, Inc.*	600	16,176
Walker & Dunlop, Inc.*	1,100	57,563
Washington Trust Bancorp, Inc.	570	32,632
WashingtonFirst Bankshares Inc.	420	14,948
WesBanco, Inc.	1,623	66,575
West Bancorporation, Inc.	778	18,983
Westamerica Bancorporation	973	57,932
Western New England Bancorp, Inc.	1,000	10,900
Wintrust Financial Corp.	2,142	167,740

	Number of Shares	Value†

Banks — (continued)
Xenith Bankshares, Inc.*	300	9,750

		7,609,964

Beverages — 0.3%
Coca-Cola Bottling Co. Consolidated	174	37,541
Craft Brew Alliance, Inc.*	700	12,285
Farmer Brothers Co.*	204	6,701
MGP Ingredients, Inc.	500	30,315
National Beverage Corp.	442	54,830
Primo Water Corp.*	1,000	11,850
The Boston Beer Co., Inc., Class A*	327	51,077

		204,599

Biotechnology — 4.6%
Abeona Therapeutics, Inc.*	900	15,345
Acceleron Pharma, Inc.*	1,100	41,052
Achillion Pharmaceuticals, Inc.*	4,300	19,307
Acorda Therapeutics, Inc.*	1,731	40,938
Aduro Biotech, Inc.*	1,500	15,975
Advaxis, Inc.*	1,000	4,180
Agenus, Inc.*	3,200	14,112
Alder Biopharmaceuticals, Inc.*	1,900	23,275
AMAG Pharmaceuticals, Inc.*	1,456	26,863
AnaptysBio, Inc.*	300	10,485
Anavex Life Sciences Corp.*	2,000	8,280
ANI Pharmaceuticals, Inc.*	300	15,747
Ardelyx, Inc.*	1,400	7,840
Arena Pharmaceuticals, Inc.*	1,450	36,975
Assembly Biosciences, Inc.*	500	17,460
Asterias Biotherapeutics, Inc.*	1,300	4,420
Atara Biotherapeutics, Inc.*	1,000	16,550
Athersys, Inc.*	3,600	7,416
Audentes Therapeutics, Inc.*	600	16,806
Bellicum Pharmaceuticals, Inc.*	900	10,395
BioCryst Pharmaceuticals, Inc.*	2,900	15,196
Biohaven Pharmaceutical Holding Co. Ltd.*	400	14,952
BioTime, Inc.*	3,100	8,804
Bluebird Bio, Inc.*	1,700	233,495
Blueprint Medicines Corp.*	1,500	104,505
Calyxt, Inc.*	300	7,347
Cambrex Corp.*	1,267	69,685
Celldex Therapeutics, Inc.*	3,644	10,422
Clearside Biomedical, Inc.*	500	4,370
Coherus Biosciences, Inc.*	1,300	17,355
Corium International, Inc.*	900	9,972
Curis, Inc.*	3,600	5,364
Cytokinetics, Inc.*	1,400	20,300
CytomX Therapeutics, Inc.*	900	16,353
Dermira, Inc.*	1,500	40,500
Dynavax Technologies Corp.*	2,320	49,880
Edge Therapeutics, Inc.*	800	8,584
Editas Medicine, Inc.*	1,300	31,213
Emergent BioSolutions, Inc.*	1,258	50,886
Enzo Biochem, Inc.*	1,800	18,846
Epizyme, Inc.*	1,600	30,480
Exact Sciences Corp.*	4,500	212,040
Five Prime Therapeutics, Inc.*	1,100	45,001

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Fortress Biotech, Inc.*	500	$2,210
Foundation Medicine, Inc.*	518	20,824
Genocea Biosciences, Inc.*	1,800	2,628
Geron Corp.*	6,550	14,279
Halozyme Therapeutics, Inc.*	4,489	77,974
Idera Pharmaceuticals, Inc.*	5,700	12,711
ImmunoGen, Inc.*	3,263	24,962
Immunomedics, Inc.*	3,936	55,025
Innoviva, Inc.*	2,800	39,536
Inovio Pharmaceuticals, Inc.*	2,500	15,850
Insmed, Inc.*	2,800	87,388
Intellia Therapeutics, Inc.*	300	7,455
Iovance Biotherapeutics, Inc.*	2,500	19,375
Karyopharm Therapeutics, Inc.*	800	8,784
Kite Pharma, Inc.*	1,840	330,850
Kura Oncology, Inc.*	700	10,465
Lexicon Pharmaceuticals, Inc.*	1,760	21,630
Ligand Pharmaceuticals, Inc.*	744	101,295
Loxo Oncology, Inc.*	800	73,696
MacroGenics, Inc.*	1,300	24,024
Merrimack Pharmaceuticals, Inc.	450	6,543
Momenta Pharmaceuticals, Inc.*	2,682	49,617
Myriad Genetics, Inc.*	2,500	90,450
NeoGenomics, Inc.*	1,700	18,921
NewLink Genetics Corp.*	700	7,126
Novavax, Inc.*	10,129	11,547
Novelion Therapeutics, Inc.*	1,000	7,030
Omeros Corp.*	1,400	30,268
Organovo Holdings, Inc.*	4,900	10,878
Otonomy, Inc.*	1,100	3,575
Pacific Biosciences of California, Inc.*	3,200	16,800
Paratek Pharmaceuticals, Inc.*	900	22,590
PDL BioPharma, Inc.*	6,217	21,076
Pieris Pharmaceuticals, Inc.*	1,300	7,488
Prothena Corp. PLC*	1,400	90,678
PTC Therapeutics, Inc.*	1,200	24,012
Puma Biotechnology, Inc.*	1,100	131,725
REGENXBIO, Inc.*	800	26,360
Repligen Corp.*	1,300	49,816
Retrophin, Inc.*	1,500	37,335
Rigel Pharmaceuticals, Inc.*	6,090	15,469
RTI Surgical, Inc.*	2,035	9,259
Sage Therapeutics, Inc.*	1,300	80,990
Sangamo Therapeutics, Inc.*	3,203	48,045
Selecta Biosciences, Inc.*	300	5,475
Spark Therapeutics, Inc.*	1,000	89,160
Spectrum Pharmaceuticals, Inc.*	3,014	42,407
Stemline Therapeutics, Inc.*	400	4,440
The Medicines Co.*	2,592	96,008
Theravance Biopharma, Inc.*	1,500	51,360
Ultragenyx Pharmaceutical, Inc.*	1,500	79,890
Veracyte Inc.*	800	7,016
Versartis, Inc.*	1,200	2,940
WaVe Life Sciences Ltd.*	400	8,700
XBiotech, Inc.*	800	3,496

	Number of Shares	Value†

Biotechnology — (continued)
ZIOPHARM Oncology, Inc.*	4,627	$28,410

		3,566,832

Building Materials — 1.7%
AAON, Inc.	1,585	54,643
Apogee Enterprises, Inc.	1,043	50,335
Armstrong Flooring, Inc.*	1,000	15,750
Boise Cascade Co.*	1,400	48,860
Builders FirstSource, Inc.*	3,473	62,479
Caesarstone Ltd.*	1,000	29,800
Comfort Systems USA, Inc.	1,327	47,374
Continental Building Products, Inc.*	1,500	39,000
Forterra, Inc.*	900	4,050
Gibraltar Industries, Inc.*	1,201	37,411
Griffon Corp.	1,256	27,883
JELD-WEN Holding, Inc.*	2,100	74,592
Louisiana-Pacific Corp.*	5,594	151,486
LSI Industries, Inc.	1,314	8,686
Masonite International Corp.*	1,100	76,120
NCI Building Systems, Inc.*	1,264	19,718
Patrick Industries, Inc.*	650	54,665
PGT Innovations, Inc.*	1,700	25,415
Ply Gem Holdings, Inc.*	1,000	17,050
Quanex Building Products Corp.	1,425	32,704
Simpson Manufacturing Co., Inc.	1,585	77,728
Summit Materials, Inc., Class A*	4,049	129,690
Trex Co., Inc.*	1,162	104,661
Universal Forest Products, Inc.	783	76,859
US Concrete, Inc.*	600	45,780

		1,312,739

Chemicals — 1.9%
A. Schulman, Inc.	1,188	40,570
Aceto Corp.	1,042	11,702
AdvanSix, Inc.*	1,200	47,700
AgroFresh Solutions, Inc.*	1,400	9,842
American Vanguard Corp.	1,078	24,686
Balchem Corp.	1,205	97,955
Codexis, Inc.*	1,600	10,640
CSW Industrials, Inc.*	600	26,610
Ferro Corp.*	3,238	72,207
GCP Applied Technologies, Inc.*	2,700	82,890
H.B. Fuller Co.	1,980	114,959
Hawkins, Inc.	449	18,319
Ingevity Corp.*	1,600	99,952
Innophos Holdings, Inc.	796	39,155
Innospec, Inc.	900	55,485
Intrepid Potash, Inc.*	3,700	16,132
KMG Chemicals, Inc.	300	16,464
Kraton Corp.*	1,241	50,186
Kronos Worldwide, Inc.	900	20,547
Landec Corp.*	1,218	15,773
Minerals Technologies, Inc.	1,328	93,823
Oil-Dri Corp of America	97	4,746
OMNOVA Solutions, Inc.*	1,268	13,885
PolyOne Corp.	3,155	126,295
Quaker Chemical Corp.	511	75,603

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Rayonier Advanced Materials, Inc.	1,900	$26,030
Sensient Technologies Corp.	1,658	127,533
Stepan Co.	808	67,597
Tronox Ltd., Class A	2,400	50,640

		1,457,926

Coal — 0.2%
Arch Coal, Inc.	800	57,392
Cloud Peak Energy, Inc.*	2,900	10,614
Peabody Energy Corp.*	2,400	69,624
SunCoke Energy, Inc.*	2,341	21,397
Warrior Met Coal, Inc.	700	16,499
Westmoreland Coal Co.*	600	1,530

		177,056

Commercial Services — 5.2%
Aaron’s, Inc.	2,500	109,075
ABM Industries, Inc.	2,139	89,218
Acacia Research Corp.*	1,880	8,554
Adtalem Global Education, Inc.	2,400	86,040
Alarm.com Holdings, Inc.*	800	36,144
American Public Education, Inc.*	755	15,893
AMN Healthcare Services, Inc.*	1,809	82,671
ARC Document Solutions, Inc.*	1,436	5,873
Ascent Capital Group, Inc., Class A*	531	6,924
Avis Budget Group, Inc.*	2,900	110,374
B. Riley Financial, Inc.	500	8,525
Barrett Business Services, Inc.	342	19,333
Bridgepoint Education, Inc.*	480	4,608
Capella Education Co.	407	28,551
Cardtronics PLC, Class A*	1,763	40,567
Care.com, Inc.*	400	6,356
Career Education Corp.*	2,300	23,897
Carriage Services, Inc.	600	15,360
CBIZ, Inc.*	2,140	34,775
Collectors Universe, Inc.	400	9,588
CorVel Corp.*	362	19,693
Cotiviti Holdings, Inc.*	1,400	50,372
CPI Card Group, Inc.*	800	944
CRA International, Inc.	274	11,248
Cross Country Healthcare, Inc.*	1,084	15,425
Deluxe Corp.	1,807	131,839
Emerald Expositions Events, Inc.	600	13,944
Ennis, Inc.	858	16,860
Everi Holdings, Inc.*	2,500	18,975
EVERTEC, Inc.	2,139	33,903
ExlService Holdings, Inc.*	1,300	75,816
Forrester Research, Inc.	375	15,694
Franklin Covey Co.*	197	3,999
FTI Consulting, Inc.*	1,556	55,207
Grand Canyon Education, Inc.*	1,756	159,480
Great Lakes Dredge & Dock Corp.*	2,751	13,342
Green Dot Corp., Class A*	1,800	89,244
Healthcare Services Group, Inc.	2,680	144,640
HealthEquity, Inc.*	1,900	96,102
Heidrick & Struggles International, Inc.	669	14,149
Herc Holdings, Inc.*	900	44,217

	Number of Shares	Value†

Commercial Services — (continued)
Hertz Global Holdings, Inc.*	2,100	$46,956
HMS Holdings Corp.*	3,015	59,878
Huron Consulting Group, Inc.*	828	28,400
ICF International, Inc.*	748	40,355
INC Research Holdings, Inc., Class A*	2,100	109,830
Information Services Group, Inc.*	1,600	6,432
Insperity, Inc.	724	63,712
James River Group Holdings Ltd.	900	37,332
K12, Inc.*	1,152	20,552
Kelly Services, Inc., Class A	1,014	25,441
Kforce, Inc.	1,086	21,937
Korn/Ferry International	1,990	78,466
Landauer, Inc.	380	25,574
Laureate Education, Inc.*	1,300	18,915
LendingTree, Inc.*	200	48,890
Liberty Tax, Inc.	200	2,880
LSC Communications, Inc.	1,300	21,463
Matthews International Corp., Class A	1,205	75,011
MAXIMUS, Inc.	2,488	160,476
McGrath RentCorp	953	41,694
Medifast, Inc.	331	19,651
MoneyGram International, Inc.*	1,078	17,367
Monro Inc	1,237	69,334
Multi-Color Corp.	567	46,466
National Research Corp., Class A	187	7,050
Navigant Consulting, Inc.*	1,984	33,569
Neff Corp., Class A*	300	7,500
On Assignment, Inc.*	1,952	104,783
PAREXEL International Corp.*	1,898	167,176
Paylocity Holding Corp.*	900	43,938
Quad/Graphics, Inc.	1,300	29,393
Rent-A-Center, Inc.	1,953	22,420
Resources Connection, Inc.	922	12,816
RPX Corp.*	1,700	22,576
RR Donnelley & Sons Co.	2,700	27,810
SEACOR Marine Holdings Inc.*	603	9,431
ServiceSource International, Inc.*	2,400	8,304
Sotheby’s*	1,441	66,445
SP Plus Corp.*	693	27,373
Strayer Education, Inc.	400	34,908
Team, Inc.*	1,183	15,793
TeleTech Holdings, Inc.	507	21,167
The Advisory Board Co.*	1,550	83,119
The Brink’s Co.	1,710	144,067
The Hackett Group, Inc.	1,116	16,952
The Providence Service Corp.*	400	21,632
Travelport Worldwide Ltd.	4,700	73,790
TriNet Group, Inc.*	1,600	53,792
TrueBlue, Inc.*	1,576	35,381
Vectrus, Inc.*	300	9,252
Viad Corp.	771	46,954
Weight Watchers International, Inc.*	1,100	47,905
Willdan Group, Inc.*	300	9,738

		4,059,465

Computers — 2.4%
3D Systems Corp.*	4,400	58,916

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
A10 Networks, Inc.*	2,000	$15,120
Agilysys, Inc.*	376	4,493
Barracuda Networks, Inc.*	1,000	24,230
CACI International, Inc., Class A*	950	132,382
Carbonite, Inc.*	800	17,600
Convergys Corp.	3,583	92,764
Cray, Inc.*	1,599	31,101
Diebold Nixdorf, Inc.	2,900	66,265
Digimarc Corp.*	300	10,980
DMC Global, Inc.	700	11,830
Electronics For Imaging, Inc.*	1,824	77,848
Engility Holdings, Inc.*	700	24,276
EPAM Systems, Inc.*	1,900	167,067
Immersion Corp.*	842	6,879
Insight Enterprises, Inc.*	1,343	61,671
LivePerson, Inc.*	1,925	26,084
Lumentum Holdings, Inc.*	2,300	125,005
Maxwell Technologies, Inc.*	1,500	7,695
Mercury Systems, Inc.*	1,836	95,252
Mitek Systems, Inc.*	1,400	13,300
MTS Systems Corp.	660	35,277
NetScout Systems, Inc.*	3,265	105,623
Nutanix, Inc.*	2,200	49,258
Presidio, Inc.*	700	9,905
Pure Storage, Inc., Class A*	3,600	57,564
Qualys, Inc.*	1,100	56,980
Quantum Corp.*	1,100	6,732
Radisys Corp.*	1,700	2,329
Science Applications International Corp.	1,700	113,645
Silver Spring Networks, Inc.*	1,500	24,255
Stratasys Ltd.*	1,800	41,616
Super Micro Computer, Inc.*	1,471	32,509
Sykes Enterprises, Inc.*	1,536	44,790
Syntel, Inc.	1,360	26,724
The Key W Holding Corp.*	2,200	16,742
Unisys Corp.*	2,224	18,904
USA Technologies, Inc.*	1,800	11,250
Varonis Systems, Inc.*	700	29,330
VeriFone Systems, Inc.*	4,400	89,232
Virtusa Corp.*	1,089	41,142
Vocera Communications, Inc.*	1,100	34,507

		1,919,072

Cosmetics & Personal Care — 0.1%
elf Beauty, Inc.*	800	18,040
Inter Parfums, Inc.	624	25,740
Revlon, Inc., Class A*	570	13,994

		57,774

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc.*	2,381	122,026
Castle Brands, Inc.*	5,500	7,370
Core-Mark Holding Co., Inc.	1,764	56,695
Essendant, Inc.	1,519	20,005
Fossil Group, Inc.*	1,700	15,861
H&E Equipment Services, Inc.	1,159	33,843
Huttig Building Products Inc.*	1,500	10,590

	Number of Shares	Value†

Distribution & Wholesale — (continued)
Nexeo Solutions, Inc.*	1,000	$7,300
Owens & Minor, Inc.	2,276	66,459
ScanSource, Inc.*	981	42,821
SiteOne Landscape Supply, Inc.*	1,300	75,530
Titan Machinery, Inc.*	523	8,122
Triton International Ltd.*	1,693	56,343
Veritiv Corp.*	500	16,250

		539,215

Diversified Financial Services — 2.3%
Aircastle Ltd.	1,976	44,045
Altisource Portfolio Solutions SA*	500	12,935
Artisan Partners Asset Management, Inc., Class A	1,700	55,420
Associated Capital Group, Inc., Class A	262	9,353
Blackhawk Network Holdings, Inc.*	2,100	91,980
Cohen & Steers, Inc.	817	32,263
Cowen Group Inc., Class A*	947	16,857
Diamond Hill Investment Group, Inc.	107	22,721
Ellie Mae, Inc.*	1,300	106,769
Encore Capital Group, Inc.*	997	44,167
Enova International, Inc.*	1,029	13,840
Evercore Inc, Class A	1,522	122,141
Federal Agricultural Mortgage Corp., Class C	300	21,822
Financial Engines, Inc.	2,300	79,925
FNFV Group*	2,400	41,160
GAIN Capital Holdings, Inc.	1,800	11,502
GAMCO Investors, Inc., Class A	262	7,797
Greenhill & Co., Inc.	1,100	18,260
Hamilton Lane, Inc., Class A	500	13,425
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,700	41,429
Houlihan Lokey, Inc.	900	35,217
Impac Mortgage Holdings, Inc.*	500	6,530
INTL. FCStone, Inc.*	593	22,724
Investment Technology Group, Inc.	1,300	28,782
Ladder Capital Corp. REIT	2,747	37,854
Ladenburg Thalmann Financial Services, Inc.	4,000	11,520
LendingClub Corp.*	12,100	73,689
Marlin Business Services Corp.	200	5,750
Moelis & Co., Class A	1,200	51,660
Nationstar Mortgage Holdings, Inc.*	1,300	24,141
Nelnet, Inc., Class A	799	40,350
NewStar Financial, Inc.	1,300	15,262
Ocwen Financial Corp.*	3,800	13,072
OM Asset Management PLC	2,400	35,808
On Deck Capital, Inc.*	2,200	10,274
Oppenheimer Holdings, Inc., Class A	238	4,129
PennyMac Financial Service, Class A*	500	8,900
PHH Corp.*	1,989	27,707
Piper Jaffray Cos.	587	34,838
PJT Partners, Inc., Class A	800	30,648
PRA Group, Inc.*	1,848	52,945
Pzena Investment Management, Inc., Class A	830	9,039
R1 RCM, Inc.*	3,900	14,469

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Regional Management Corp.*	300	$7,263
Stifel Financial Corp.	2,506	133,971
Teton Advisors, Inc., Class B~	2	0
TPG RE Finance Trust, Inc.*	400	7,908
Virtu Financial, Inc., Class A	1,100	17,820
Virtus Investment Partners, Inc.	240	27,852
Waddell & Reed Financial, Inc., Class A	3,200	64,224
WageWorks, Inc.*	1,500	91,050
Westwood Holdings Group, Inc.	311	20,921
WisdomTree Investments, Inc.	4,400	44,792
World Acceptance Corp.*	262	21,717

		1,840,637

Electric — 1.9%
ALLETE, Inc.	1,951	150,793
Ameresco, Inc., Class A*	1,100	8,580
Atlantic Power Corp.*	4,127	10,111
Avista Corp.	2,439	126,267
Black Hills Corp.	2,048	141,046
Dynegy, Inc.*	4,300	42,097
El Paso Electric Co.	1,577	87,129
Genie Energy Ltd., Class B	800	5,240
IDACORP, Inc.	1,901	167,155
MGE Energy, Inc.	1,342	86,693
NorthWestern Corp.	1,880	107,047
NRG Yield, Inc., Class A	1,500	28,455
NRG Yield, Inc., Class C	2,500	48,250
Ormat Technologies, Inc.	1,500	91,575
Otter Tail Corp.	1,592	69,013
PNM Resources, Inc.	3,110	125,333
Portland General Electric Co.	3,456	157,732
Spark Energy, Inc., Class A	400	6,000
Unitil Corp.	463	22,900

		1,481,416

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,493	120,575
Belden, Inc.	1,555	125,224
Encore Wire Corp.	771	34,521
Energous Corp.*	700	8,862
EnerSys	1,723	119,180
Generac Holdings, Inc.*	2,349	107,889
General Cable Corp.	1,900	35,815
Graham Corp.	466	9,707
Insteel Industries, Inc.	691	18,042
Littelfuse, Inc.	878	171,983
Novanta, Inc.*	1,300	56,680
Powell Industries, Inc.	429	12,866
SunPower Corp.*	2,300	16,767
Vicor Corp.*	422	9,959

		848,070

Electronics — 2.4%
Allied Motion Technologies, Inc.	400	10,136
Applied Optoelectronics, Inc.*	700	45,269
AVX Corp.	1,600	29,168
Badger Meter, Inc.	1,118	54,782
Bel Fuse, Inc., Class B	269	8,393

	Number of Shares	Value†

Electronics — (continued)
Benchmark Electronics, Inc.*	1,813	$61,914
Brady Corp., Class A	1,857	70,473
Control4 Corp.*	1,000	29,460
CTS Corp.	1,263	30,438
CyberOptics Corp.*	400	6,500
Electro Scientific Industries, Inc.*	1,300	18,096
ESCO Technologies, Inc.	1,034	61,988
FARO Technologies, Inc.*	620	23,715
Fitbit, Inc.*	6,800	47,328
Fluidigm Corp.*	1,100	5,544
GoPro, Inc., Class A*	3,700	40,737
II-VI, Inc.*	2,356	96,949
IMAX Corp.*	2,100	47,565
Itron, Inc.*	1,300	100,685
KEMET Corp.*	1,800	38,034
Kimball Electronics, Inc.*	933	20,200
Mesa Laboratories, Inc.	100	14,932
Methode Electronics, Inc.	1,460	61,831
MicroVision, Inc.*	2,900	8,062
NVE Corp.	209	16,505
OSI Systems, Inc.*	657	60,030
Park Electrochemical Corp.	833	15,411
Plexus Corp.*	1,303	73,072
Rogers Corp.*	660	87,965
Sanmina Corp.*	2,926	108,701
Sparton Corp.*	400	9,284
Stoneridge, Inc.*	1,073	21,256
Tech Data Corp.*	1,318	117,104
TTM Technologies, Inc.*	3,629	55,778
Vishay Intertechnology, Inc.	5,100	95,880
Vishay Precision Group, Inc.*	300	7,320
Watts Water Technologies, Inc.	1,117	77,296
Woodward, Inc.	2,001	155,298
ZAGG, Inc.*	900	14,175

		1,847,274

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.*	6,800	16,864
FutureFuel Corp.	1,100	17,314
Green Plains, Inc.	1,467	29,560
Pacific Ethanol, Inc.*	900	4,995
Pattern Energy Group, Inc.	2,600	62,660
Plug Power, Inc.*	6,800	17,748
Renewable Energy Group, Inc.*	1,600	19,440
REX American Resources Corp.*	192	18,015
Sunrun, Inc.*	2,700	14,985
TerraForm Global, Inc., Class A*	3,600	17,100
TerraForm Power, Inc., Class A*	3,000	39,660
TPI Composites, Inc.*	400	8,936
Vivint Solar, Inc.*	800	2,720

		269,997

Engineering & Construction — 1.4%
Aegion Corp.*	1,255	29,216
Argan, Inc.	536	36,046
Chicago Bridge & Iron Co. NV*	3,900	65,520
Dycom Industries, Inc.*	1,153	99,020

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
EMCOR Group, Inc.	2,263	$157,007
Exponent, Inc.	940	69,466
Granite Construction, Inc.	1,544	89,475
Hill International, Inc.*	1,500	7,125
IES Holdings, Inc.*	400	6,920
KBR, Inc.	5,200	92,976
Layne Christensen Co.*	700	8,785
MasTec, Inc.*	2,564	118,969
McDermott International, Inc.*	11,100	80,697
Mistras Group, Inc.*	800	16,400
MYR Group, Inc.*	683	19,902
NV5 Global, Inc.*	300	16,395
Orion Group Holdings, Inc.*	1,137	7,459
Sterling Construction Co., Inc.*	1,000	15,230
TopBuild Corp.*	1,400	91,238
Tutor Perini Corp.*	1,397	39,675
VSE Corp.	308	17,513

		1,085,034

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A	2,155	31,678
Churchill Downs, Inc.	520	107,224
Eldorado Resorts, Inc.*	1,800	46,170
Eros International PLC*	1,200	17,160
Golden Entertainment, Inc.*	500	12,190
International Speedway Corp., Class A	858	30,888
Marriott Vacations Worldwide Corp.	800	99,624
National CineMedia, Inc.	2,374	16,571
Penn National Gaming, Inc.*	3,200	74,848
Pinnacle Entertainment, Inc.*	1,982	42,236
RCI Hospitality Holdings, Inc.	400	9,900
Reading International, Inc., Class A*	700	11,004
Red Rock Resorts, Inc., Class A	2,700	62,532
Scientific Games Corp., Class A*	1,900	87,115
SeaWorld Entertainment, Inc.*	2,700	35,073
Speedway Motorsports, Inc.	316	6,731

		690,944

Environmental Control — 0.8%
Advanced Disposal Services, Inc.*	1,700	42,823
Advanced Emissions Solutions, Inc.	800	8,776
Aqua Metals, Inc.*	600	4,110
AquaVenture Holdings Ltd.*	400	5,400
Calgon Carbon Corp.	1,762	37,707
Casella Waste Systems, Inc., Class A*	1,500	28,200
CECO Environmental Corp.	1,309	11,074
Covanta Holding Corp.	4,600	68,310
Darling Ingredients, Inc.*	6,267	109,798
Energy Recovery, Inc.*	1,500	11,850
Heritage-Crystal Clean, Inc.*	600	13,050
Hudson Technologies, Inc.*	1,400	10,934
MSA Safety, Inc.	1,321	105,033
Tetra Tech, Inc.	2,164	100,734
U.S. Ecology, Inc.	842	45,299

		603,098

Food — 1.5%
Amplify Snack Brands, Inc.*	900	6,381

	Number of Shares	Value†

Food — (continued)
B&G Foods, Inc.	2,572	$81,918
Cal-Maine Foods, Inc.*	1,246	51,211
Calavo Growers, Inc.	651	47,653
Dean Foods Co.	3,700	40,256
Fresh Del Monte Produce, Inc	1,316	59,825
Hostess Brands, Inc.*	3,100	42,346
Ingles Markets, Inc., Class A	604	15,523
J&J Snack Foods Corp.	596	78,255
John B Sanfilippo & Son, Inc.	300	20,193
Lancaster Colony Corp.	733	88,048
Lifeway Foods, Inc.*	87	774
Nutrisystem, Inc.	1,080	60,372
Performance Food Group Co.*	3,300	93,225
Sanderson Farms, Inc.	734	118,556
Seneca Foods Corp., Class A*	211	7,280
Smart & Final Stores, Inc.*	1,100	8,635
Snyder’s-Lance, Inc.	3,212	122,506
SpartanNash Co.	1,530	40,346
SUPERVALU, Inc.*	1,471	31,994
The Chefs’ Warehouse, Inc.*	750	14,475
Tootsie Roll Industries, Inc.	679	25,802
United Natural Foods, Inc.*	1,900	79,021
Village Super Market, Inc., Class A	268	6,630
Weis Markets, Inc.	366	15,921

		1,157,146

Forest Products & Paper — 0.3%
Clearwater Paper Corp.*	678	33,391
Deltic Timber Corp.	392	34,665
Neenah Paper, Inc.	674	57,661
Orchids Paper Products Co.*	400	5,632
P.H. Glatfelter Co.	1,659	32,267
Schweitzer-Mauduit International, Inc.	1,176	48,757

		212,373

Gas — 1.2%
Chesapeake Utilities Corp.	635	49,689
New Jersey Resources Corp.	3,364	141,793
Northwest Natural Gas Co.	1,050	67,620
ONE Gas, Inc.	2,000	147,280
RGC Resources, Inc.	400	11,428
South Jersey Industries, Inc.	3,080	106,352
Southwest Gas Holdings, Inc.	1,786	138,629
Spire, Inc.	1,756	131,085
WGL Holdings, Inc.	1,994	167,895

		961,771

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,670	74,900
Hardinge, Inc.*	700	10,689
Kennametal, Inc.	3,100	125,054
Milacron Holdings Corp.*	1,800	30,348

		240,991

Healthcare Products — 3.7%
Abaxis, Inc.	829	37,015
Accelerate Diagnostics, Inc.*	951	21,350
Accuray, Inc.*	2,738	10,952

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Analogic Corp.	507	$42,461
AngioDynamics, Inc.*	1,458	24,917
AtriCure, Inc.*	1,200	26,844
Atrion Corp.	53	35,616
AxoGen, Inc.*	1,200	23,220
BioTelemetry, Inc.*	1,100	36,300
Cantel Medical Corp.	1,375	129,484
Cardiovascular Systems, Inc.*	1,300	36,595
Cerus Corp.*	3,600	9,828
ConforMIS, Inc.*	1,600	5,632
CONMED Corp.	1,103	57,874
CryoLife, Inc.*	1,399	31,757
Cutera, Inc.*	500	20,675
Endologix, Inc.*	3,198	14,263
Entellus Medical, Inc.*	400	7,384
Exactech, Inc.*	509	16,772
FONAR Corp.*	200	6,100
GenMark Diagnostics, Inc.*	1,700	16,371
Genomic Health, Inc.*	709	22,752
Glaukos Corp.*	1,100	36,300
Globus Medical, Inc., Class A*	2,700	80,244
Haemonetics Corp.*	2,046	91,804
Halyard Health, Inc.*	1,800	81,054
ICU Medical, Inc.*	579	107,607
Inogen, Inc.*	600	57,060
Insulet Corp.*	2,246	123,710
Integer Holdings Corp.*	1,193	61,022
Integra LifeSciences Holdings Corp.*	2,452	123,777
Intersect ENT, Inc.*	1,100	34,265
Invacare Corp.	1,190	18,743
iRhythm Technologies, Inc.*	500	25,940
K2M Group Holdings, Inc.*	1,600	33,936
Lantheus Holdings, Inc.*	1,000	17,800
LeMaitre Vascular, Inc.	400	14,968
LivaNova PLC*	1,900	133,114
Luminex Corp.	1,653	33,605
Masimo Corp.*	1,704	147,498
Meridian Bioscience, Inc.	1,760	25,168
Merit Medical Systems, Inc.*	1,875	79,406
MiMedx Group, Inc.*	3,800	45,144
NanoString Technologies, Inc.*	600	9,696
Natus Medical, Inc.*	1,275	47,813
Nevro Corp.*	1,100	99,968
Novocure Ltd.*	2,100	41,685
NuVasive, Inc.*	2,006	111,253
NxStage Medical, Inc.*	2,584	71,318
Ocular Therapeutix, Inc.*	700	4,326
OraSure Technologies, Inc.*	2,201	49,523
Orthofix International NV*	671	31,705
Oxford Immunotec Global PLC*	1,000	16,800
Penumbra, Inc.*	1,100	99,330
Pulse Biosciences, Inc.*	400	7,444
Quidel Corp.*	1,051	46,097
Rockwell Medical, Inc.*	1,800	15,408
Sientra, Inc.*	500	7,700
STAAR Surgical Co.*	1,400	17,430

	Number of Shares	Value†

Healthcare Products — (continued)
Surmodics, Inc.*	373	$11,563
Tactile Systems Technology, Inc.*	400	12,380
Utah Medical Products, Inc.	100	7,355
Varex Imaging Corp.*	1,500	50,760
ViewRay, Inc.*	1,100	6,336
Wright Medical Group NV*	3,904	100,996

		2,873,213

Healthcare Services — 1.7%
AAC Holdings, Inc.*	200	1,986
Addus HomeCare Corp.*	400	14,120
Almost Family, Inc.*	477	25,615
Amedisys, Inc.*	1,106	61,892
American Renal Associates Holdings, Inc.*	400	5,988
Capital Senior Living Corp.*	1,036	13,002
Catalent, Inc.*	4,800	191,616
Chemed Corp.	582	117,593
Civitas Solutions, Inc.*	400	7,380
Community Health Systems, Inc.*	3,600	27,648
Genesis Healthcare, Inc.*	1,861	2,159
HealthSouth Corp.	3,736	173,164
Invitae Corp.*	1,100	10,307
Kindred Healthcare, Inc.	3,374	22,943
LHC Group, Inc.*	582	41,275
Magellan Health, Inc.*	941	81,208
Medpace Holdings, Inc.*	300	9,570
Molina Healthcare, Inc.*	1,668	114,692
Natera, Inc.*	700	9,023
National HealthCare Corp.	406	25,403
RadNet, Inc.*	1,500	17,325
Select Medical Holdings Corp.*	4,100	78,720
Surgery Partners, Inc.*	700	7,245
Teladoc, Inc.*	2,100	69,615
Tenet Healthcare Corp.*	3,200	52,576
The Ensign Group, Inc.	1,880	42,469
Tivity Health, Inc.*	1,458	59,486
Triple-S Management Corp., Class B*	891	21,099
U.S. Physical Therapy, Inc.	491	30,172

		1,335,291

Holding Companies — 0.2%
FCB Financial Holdings, Inc., Class A*	1,400	67,620
HRG Group, Inc.*	4,575	71,416
National Bank Holdings Corp., Class A	1,000	35,690
Tiptree Financial, Inc., Class A	1,100	6,875

		181,601

Home Builders — 0.8%
Beazer Homes USA, Inc.*	1,424	26,686
Cavco Industries, Inc.*	301	44,413
Century Communities, Inc.*	500	12,350
Foundation Building Materials, Inc.*	500	7,070
Green Brick Partners, Inc.*	1,100	10,890
Hovnanian Enterprises, Inc., Class A*	4,810	9,283
Installed Building Products, Inc.*	800	51,840
KB Home	3,200	77,184
LGI Homes, Inc.*	600	29,142
M/I Homes, Inc.*	836	22,346

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
MDC Holdings, Inc.	1,575	$52,306
Meritage Homes Corp.*	1,490	66,156
Tailored Brands, Inc.	1,956	28,245
Taylor Morrison Home Corp., Class A*	2,400	52,920
The New Home Co., Inc.*	600	6,696
TRI Pointe Group, Inc.*	5,700	78,717
William Lyon Homes, Class A*	1,000	22,990
Winnebago Industries, Inc.	1,122	50,209

		649,443

Home Furnishings — 0.5%
American Woodmark Corp.*	569	54,766
Bassett Furniture Industries, Inc.	300	11,310
Daktronics, Inc.	1,209	12,779
Ethan Allen Interiors, Inc.	1,028	33,307
Flexsteel Industries, Inc.	200	10,140
Hooker Furniture Corp.	500	23,875
iRobot Corp.*	982	75,673
Kimball International, Inc., Class B	1,244	24,594
La-Z-Boy, Inc.	1,962	52,778
Select Comfort Corp.*	1,572	48,811
Universal Electronics, Inc.*	600	38,040
VOXX International Corp.*	800	6,840

		392,913

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	26,700
La Quinta Holdings, Inc.*	3,100	54,250

		80,950

Household Products & Wares — 0.4%
ACCO Brands Corp.*	4,393	52,277
Central Garden & Pet Co.*	500	19,420
Central Garden & Pet Co., Class A*	1,402	52,140
CSS Industries, Inc.	412	11,874
Helen of Troy Ltd.*	995	96,416
WD-40 Co.	546	61,097

		293,224

Housewares — 0.0%
Libbey, Inc.	800	7,408
Lifetime Brands, Inc.	400	7,320

		14,728

Insurance — 3.1%
Ambac Financial Group, Inc.*	1,700	29,342
American Equity Investment Life Holding Co.	3,276	95,266
AMERISAFE, Inc.	708	41,206
AmTrust Financial Services, Inc.	3,300	44,418
Argo Group International Holdings Ltd.	1,159	71,278
Atlas Financial Holdings, Inc.*	400	7,560
Baldwin & Lyons, Inc., Class B	325	7,329
Blue Capital Reinsurance Holdings Ltd.	300	4,935
Citizens, Inc.*	1,466	10,775
CNO Financial Group, Inc.	6,393	149,213
Crawford & Co., Class B	638	7,630
Donegal Group, Inc., Class A	283	4,565

	Number of Shares	Value†

Insurance — (continued)
eHealth, Inc.*	720	$17,201
EMC Insurance Group, Inc.	450	12,667
Employers Holdings, Inc.	1,282	58,267
Enstar Group Ltd.*	413	91,831
Essent Group Ltd.*	3,000	121,500
FBL Financial Group, Inc., Class A	427	31,811
Federated National Holding Co.	500	7,805
Fidelity & Guaranty Life	500	15,525
Genworth Financial, Inc., Class A*	19,200	73,920
Global Indemnity Ltd.*	383	16,239
Greenlight Capital Re Ltd., Class A*	1,128	24,421
Hallmark Financial Services, Inc.*	255	2,961
HCI Group, Inc.	300	11,475
Health Insurance Innovations, Inc.*	400	5,800
Heritage Insurance Holdings, Inc.	800	10,568
Hilltop Holdings, Inc.	2,783	72,358
Horace Mann Educators Corp.	1,480	58,238
Independence Holding Co.	100	2,525
Infinity Property & Casualty Corp.	420	39,564
Investors Title Co.	39	6,984
Kemper Corp.	1,500	79,500
Kinsale Capital Group, Inc.	600	25,902
Maiden Holdings Ltd.	2,768	22,006
MBIA, Inc.*	4,700	40,890
MGIC Investment Corp.*	14,127	177,011
National General Holdings Corp.	2,000	38,220
National Western Life Group, Inc., Class A	95	33,155
NI Holdings, Inc.*	600	10,740
NMI Holdings, Inc., Class A*	2,100	26,040
Primerica, Inc.	1,700	138,635
Radian Group, Inc.	8,403	157,052
RLI Corp.	1,522	87,302
Safety Insurance Group, Inc.	582	44,407
Selective Insurance Group, Inc.	2,175	117,124
State Auto Financial Corp.	476	12,485
State National Cos., Inc.	1,000	20,990
Stewart Information Services Corp.	908	34,286
The Navigators Group, Inc.	790	46,096
Third Point Reinsurance Ltd.*	3,000	46,800
Trupanion, Inc.*	600	15,846
United Fire Group, Inc.	880	40,322
United Insurance Holdings Corp.	800	13,040
Universal Insurance Holdings, Inc.	1,251	28,773
WMIH Corp.*	8,700	8,265

		2,420,064

Internet — 2.5%
1-800-Flowers.com, Inc., Class A*	737	7,259
Angie’s List, Inc.*	1,600	19,936
Bankrate, Inc.*	1,923	26,826
Bazaarvoice, Inc.*	3,500	17,325
Blucora, Inc.*	1,496	37,849
Boingo Wireless, Inc.*	1,300	27,781
Box, Inc., Class A*	3,100	59,892
Brightcove, Inc.*	1,200	8,640
Cars.com, Inc.*	2,800	74,508
Carvana Co.*	600	8,808

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
ChannelAdvisor Corp.*	900	$10,350
Chegg, Inc.*	3,600	53,424
Cogent Communications Holdings, Inc.	1,619	79,169
DHI Group, Inc.*	1,863	4,844
Endurance International Group Holdings, Inc.*	2,100	17,220
ePlus, Inc.*	490	45,300
Etsy, Inc.*	4,300	72,584
FTD Cos., Inc.*	818	10,667
Global Eagle Entertainment, Inc.*	1,500	5,130
Groupon, Inc.*	13,300	69,160
GrubHub, Inc.*	3,246	170,934
HealthStream, Inc.*	900	21,033
Imperva, Inc.*	1,300	56,420
Internap Corp.*	3,100	13,485
Limelight Networks, Inc.*	1,172	4,653
Liquidity Services, Inc.*	1,035	6,107
Meet Group, Inc.*	1,900	6,916
New Media Investment Group, Inc.	1,700	25,143
NIC, Inc.	2,629	45,087
Okta, Inc.*	400	11,284
Overstock.com, Inc.*	571	16,959
Perficient, Inc.*	1,245	24,489
Q2 Holdings, Inc.*	1,100	45,815
QuinStreet, Inc.*	1,815	13,340
Quotient Technology, Inc.*	2,700	42,255
Rapid7, Inc.*	800	14,080
RealNetworks, Inc.*	515	2,472
Reis, Inc.	400	7,200
RingCentral, Inc., Class A*	2,400	100,200
Safeguard Scientifics, Inc.*	850	11,348
Shutterfly, Inc.*	1,290	62,539
Shutterstock, Inc.*	800	26,632
Stamps.com, Inc.*	562	113,889
TechTarget, Inc.*	500	5,970
The Rubicon Project, Inc.*	1,200	4,668
The Trade Desk Inc., Class A*	900	55,359
TrueCar, Inc.*	2,300	36,317
Tucows, Inc.*	400	23,420
VASCO Data Security International, Inc.*	1,028	12,387
VirnetX Holding Corp.*	1,583	6,174
Web.com Group, Inc.*	1,500	37,500
XO Group, Inc.*	859	16,897
Yelp, Inc.*	3,000	129,900
Zendesk, Inc.*	3,800	110,618
Zix Corp.*	1,848	9,037

		1,947,199

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	11,457
Caesars Acquisition Co., Class A*	1,900	40,755

		52,212

Iron & Steel — 0.6%
AK Steel Holding Corp.*	12,000	67,080
Allegheny Technologies, Inc.*	4,100	97,990
Carpenter Technology Corp.	1,800	86,454

	Number of Shares	Value†

Iron & Steel — (continued)
Cleveland-Cliffs, Inc.*	11,200	$80,080
Commercial Metals Co.	4,500	85,635
Ryerson Holding Corp.*	800	8,680
Schnitzer Steel Industries, Inc., Class A	900	25,335
TimkenSteel Corp.*	1,400	23,100

		474,354

Leisure Time — 0.7%
Acushnet Holdings Corp.	1,100	19,536
Callaway Golf Co.	3,546	51,169
Camping World Holdings Inc., Class A	900	36,666
Drive Shack, Inc.*	2,400	8,664
Escalade, Inc.	600	8,160
Fox Factory Holding Corp.*	1,400	60,340
Johnson Outdoors, Inc., Class A	200	14,656
LCI Industries	891	103,222
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	35,815
Lindblad Expeditions Holdings Inc.*	700	7,490
Malibu Boats, Inc., Class A*	600	18,984
Marine Products Corp.	88	1,413
MCBC Holdings, Inc.*	500	10,190
Nautilus, Inc.*	1,300	21,970
Planet Fitness, Inc., Class A	3,300	89,034
Vista Outdoor, Inc.*	2,200	50,468

		537,777

Lodging — 0.4%
Belmond Ltd., Class A*	3,445	47,024
Boyd Gaming Corp.	3,066	79,869
Century Casinos, Inc.*	1,100	9,031
ILG, Inc.	4,116	110,021
Monarch Casino & Resort, Inc.*	485	19,172
Red Lion Hotels Corp.*	800	6,920
The Marcus Corp.	633	17,534

		289,571

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	798	44,696
Babcock & Wilcox Enterprises, Inc.*	1,900	6,327
Hyster-Yale Materials Handling, Inc.	344	26,295

		77,318

Machinery - Diversified — 0.9%
Alamo Group, Inc.	317	34,036
Albany International Corp., Class A	1,132	64,977
Altra Industrial Motion Corp.	1,003	48,244
Applied Industrial Technologies, Inc.	1,482	97,515
Briggs & Stratton Corp.	1,636	38,446
Chart Industries, Inc.*	1,177	46,174
Columbus McKinnon Corp.	685	25,941
DXP Enterprises, Inc.*	522	16,438
Gencor Industries, Inc.*	500	8,825
Hurco Cos., Inc.	200	8,320
Ichor Holdings Ltd.*	600	16,080
Intevac, Inc.*	800	6,760
Kadant, Inc.	399	39,321
Lindsay Corp.	353	32,441
NACCO Industries, Inc., Class A	122	10,468

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — (continued)
SPX FLOW, Inc.*	1,500	$57,840
Tennant Co.	736	48,723
The ExOne Co.*	500	5,680
The Gorman-Rupp Co.	751	24,460
The Manitowoc Co., Inc.*	5,300	47,700

		678,389

Media — 1.2%
Central European Media Enterprises Ltd., Class A*	3,100	12,555
Daily Journal Corp.*	41	8,963
Entercom Communications Corp., Class A	1,200	13,740
Entravision Communications Corp., Class A	2,800	15,960
Gannett Co., Inc.	4,800	43,200
Gray Television, Inc.*	2,600	40,820
Hemisphere Media Group, Inc.*	900	10,755
Houghton Mifflin Harcourt Co.*	3,900	46,995
Liberty Media Corp. - Liberty Braves, Class A*	500	12,685
Liberty Media Corp. - Liberty Braves, Class C*	1,300	32,851
Meredith Corp.	1,500	83,250
MSG Networks, Inc., Class A*	2,300	48,760
Nexstar Media Group, Inc., Class A	1,749	108,963
Saga Communications, Inc., Class A	133	6,065
Scholastic Corp.	1,156	43,003
Sinclair Broadcast Group, Inc., Class A	2,717	87,080
The E.W. Scripps Co., Class A*	2,329	44,507
The New York Times Co., Class A	4,821	94,492
Time, Inc.	3,800	51,300
TiVo Corp.	4,623	91,766
tronc, Inc.*	700	10,171
WideOpenWest, Inc.*	800	12,064
World Wrestling Entertainment, Inc., Class A	1,314	30,945

		950,890

Metal Fabricate/Hardware — 1.0%
Advanced Drainage Systems, Inc.	1,200	24,300
Ampco-Pittsburgh Corp.*	500	8,700
Atkore International Group, Inc.*	1,300	25,363
CIRCOR International, Inc.	635	34,563
Global Brass & Copper Holdings, Inc.	700	23,660
Haynes International, Inc.	564	20,253
L.B. Foster Co., Class A*	500	11,375
Lawson Products, Inc.*	400	10,080
Mueller Industries, Inc.	2,188	76,471
Mueller Water Products, Inc., Class A	6,192	79,258
NN, Inc.	1,000	29,000
Northwest Pipe Co.*	600	11,412
Olympic Steel, Inc.	231	5,082
Omega Flex, Inc.	59	4,238
RBC Bearings, Inc.*	859	107,504
Rexnord Corp.*	4,100	104,181
Sun Hydraulics Corp.	859	46,386
The Eastern Co.	300	8,610
TriMas Corp.*	1,795	48,465

	Number of Shares	Value†

Metal Fabricate/Hardware — (continued)
Worthington Industries, Inc.	1,784	$82,064

		760,965

Mining — 0.7%
Century Aluminum Co.*	1,754	29,081
Coeur Mining, Inc.*	6,928	63,668
Compass Minerals International, Inc.	1,300	84,370
Fairmount Santrol Holdings, Inc.*	6,100	29,158
Ferroglobe Representation & Warranty Insurance Trust Units~	2,414	0
Gold Resource Corp.	2,400	9,000
Hecla Mining Co.	15,517	77,896
Kaiser Aluminum Corp.	616	63,534
Klondex Mines Ltd.*	6,900	25,116
Materion Corp.	857	36,980
Ring Energy, Inc.*	1,600	23,184
Smart Sand, Inc.*	700	4,746
United States Lime & Minerals, Inc.	29	2,436
Uranium Energy Corp.*	5,300	7,314
US Silica Holdings, Inc.	3,100	96,317

		552,800

Miscellaneous Manufacturing — 1.7%
Actuant Corp., Class A	2,406	61,594
American Outdoor Brands Corp.*	2,179	33,230
American Railcar Industries, Inc.	300	11,580
AZZ, Inc.	976	47,531
Barnes Group, Inc.	1,965	138,415
Chase Corp.	300	33,420
Core Molding Technologies, Inc.	300	6,582
EnPro Industries, Inc.	817	65,793
Fabrinet*	1,300	48,178
Federal Signal Corp.	2,343	49,859
FreightCar America, Inc.	570	11,149
GP Strategies Corp.*	400	12,340
Handy & Harman Ltd.*	200	6,510
Harsco Corp.*	3,200	66,880
Hillenbrand, Inc.	2,374	92,230
John Bean Technologies Corp.	1,229	124,252
Koppers Holdings, Inc.*	820	37,843
LSB Industries, Inc.*	749	5,947
Lydall, Inc.*	600	34,380
Movado Group, Inc.	460	12,880
Myers Industries, Inc.	625	13,094
NL Industries, Inc.*	90	823
Park-Ohio Holdings Corp.	400	18,240
Proto Labs, Inc.*	1,000	80,300
Raven Industries, Inc.	1,346	43,610
SPX Corp.*	1,700	49,878
Standex International Corp.	500	53,100
Sturm Ruger & Co., Inc.	719	37,172
Tredegar Corp.	1,061	19,098
Trinseo SA	1,700	114,070

		1,329,978

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	5,880

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	$80,129
HNI Corp.	1,743	72,282
Interface, Inc.	2,395	52,451
Knoll, Inc.	1,953	39,060
Steelcase, Inc., Class A	3,531	54,377

		298,299

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	7,708
Adams Resources & Energy, Inc.	100	4,150
Atwood Oceanics, Inc.*	3,000	28,170
Bill Barrett Corp.*	2,025	8,687
Bonanza Creek Energy, Inc.*	800	26,392
California Resources Corp.*	1,400	14,644
Callon Petroleum Co.*	7,400	83,176
Carrizo Oil & Gas, Inc.*	2,965	50,791
Cobalt International Energy, Inc.*	1	1
Contango Oil & Gas Co.*	703	3,536
CVR Energy, Inc.	700	18,130
Delek US Holdings, Inc.	2,979	79,629
Denbury Resources, Inc.*	14,400	19,296
Diamond Offshore Drilling, Inc.*	2,500	36,250
Earthstone Energy, Inc., Class A*	700	7,693
Eclipse Resources Corp.*	1,400	3,500
Energy XXI Gulf Coast, Inc.*	1,200	12,408
Ensco PLC, Class A	11,900	71,043
EP Energy Corp., Class A*	1,800	5,868
Evolution Petroleum Corp.	1,200	8,640
Gastar Exploration, Inc.*	10,700	9,412
Halcon Resources Corp.*	4,900	33,320
Isramco, Inc.*	21	2,436
Jagged Peak Energy, Inc.*	2,200	30,052
Jones Energy, Inc., Class A*	3,262	6,263
Lilis Energy, Inc.*	1,700	7,599
Matador Resources Co.*	3,500	95,025
Midstates Petroleum Co. Inc.*	400	6,216
Noble Corp. PLC*	9,500	43,700
Oasis Petroleum, Inc.*	9,000	82,080
Panhandle Oil and Gas, Inc., Class A	634	15,089
Par Pacific Holdings, Inc.*	1,318	27,414
Parker Drilling Co.*	5,217	5,739
PDC Energy, Inc.*	2,412	118,260
Penn Virginia Corp.*	600	23,988
Resolute Energy Corp.*	800	23,752
Rowan Cos PLC, Class A*	4,600	59,110
Sanchez Energy Corp.*	2,700	13,014
SandRidge Energy, Inc.*	1,400	28,126
SilverBow Resources, Inc.*	300	7,365
Stone Energy Corp.*	800	23,248
Trecora Resources*	1,000	13,300
Ultra Petroleum Corp.*	7,600	65,892
Unit Corp.*	2,100	43,218
W&T Offshore, Inc.*	1,643	5,011
WildHorse Resource Development Corp.*	1,100	14,652

		1,292,993

	Number of Shares	Value†

Oil & Gas Services — 1.1%
Archrock, Inc.	2,600	$32,630
Basic Energy Services, Inc.*	700	13,510
C&J Energy Services, Inc.*	1,800	53,946
CARBO Ceramics, Inc.*	800	6,904
Dril-Quip, Inc.*	1,500	66,225
Exterran Corp.*	1,300	41,093
Flotek Industries, Inc.*	2,000	9,300
Forum Energy Technologies, Inc.*	2,700	42,930
Frank’s International N.V.	1,900	14,668
Geospace Technologies Corp.*	476	8,482
Helix Energy Solutions Group, Inc.*	5,401	39,913
Independence Contract Drilling, Inc.*	1,100	4,180
Keane Group, Inc.*	1,500	25,020
Key Energy Services, Inc.*	400	5,268
Mammoth Energy Services, Inc.*	500	8,430
Matrix Service Co.*	987	15,002
MRC Global, Inc.*	3,400	59,466
Natural Gas Services Group, Inc.*	594	16,870
Ncs Multistage Holdings, Inc.*	400	9,632
Newpark Resources, Inc.*	3,512	35,120
NOW, Inc.*	4,300	59,383
Oil States International, Inc.*	2,100	53,235
Pioneer Energy Services Corp.*	2,650	6,758
ProPetro Holding Corp.*	1,000	14,350
SEACOR Holdings, Inc.*	600	27,666
SRC Energy, Inc.*	7,600	73,492
Superior Energy Services, Inc.*	6,000	64,080
Tesco Corp.*	1,400	7,630
TETRA Technologies, Inc.*	5,379	15,384
Thermon Group Holdings, Inc.*	1,100	19,789
Willbros Group, Inc.*	2,600	8,372

		858,728

Packaging and Containers — 0.2%
Greif, Inc., Class B	200	12,850
Greif, Inc., Class A	1,000	58,540
KapStone Paper and Packaging Corp.	3,240	69,628
UFP Technologies, Inc.*	300	8,430

		149,448

Pharmaceuticals — 3.8%
Achaogen, Inc.*	1,100	17,545
Aclaris Therapeutics, Inc.*	800	20,648
Adamas Pharmaceuticals, Inc.*	700	14,819
Aerie Pharmaceuticals, Inc.*	1,200	58,320
Aimmune Therapeutics, Inc.*	1,100	27,269
Akcea Therapeutics, Inc.*	600	16,602
Akebia Therapeutics, Inc.*	1,700	33,439
Amicus Therapeutics, Inc.*	6,300	95,004
Amphastar Pharmaceuticals, Inc.*	1,400	25,018
Anika Therapeutics, Inc.*	500	29,000
Antares Pharma, Inc.*	5,600	18,144
Aratana Therapeutics, Inc.*	900	5,517
Array BioPharma, Inc.*	6,248	76,850
Avexis, Inc.*	900	87,057
Axovant Sciences Ltd.*	1,200	8,256
BioScrip, Inc.*	4,411	12,130

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
BioSpecifics Technologies Corp.*	200	$9,304
Calithera Biosciences, Inc.*	1,200	18,900
Cara Therapeutics, Inc.*	800	10,952
Catalyst Pharmaceuticals, Inc.*	2,800	7,056
Cempra, Inc.*	1,800	5,850
ChemoCentryx, Inc.*	1,000	7,420
Chimerix, Inc.*	1,700	8,925
Clovis Oncology, Inc.*	1,700	140,080
Collegium Pharmaceutical, Inc.*	400	4,196
Concert Pharmaceuticals, Inc.*	500	7,375
Corbus Pharmaceuticals Holdings Inc.*	1,700	12,155
Corcept Therapeutics, Inc.*	3,600	69,480
Depomed, Inc.*	2,283	13,219
Diplomat Pharmacy, Inc.*	1,900	39,349
Durect Corp.*	3,500	6,195
Eagle Pharmaceuticals, Inc.*	300	17,892
Enanta Pharmaceuticals, Inc.*	600	28,080
Esperion Therapeutics, Inc.*	600	30,072
FibroGen, Inc.*	2,500	134,500
Flexion Therapeutics, Inc.*	1,200	29,016
G1 Therapeutics, Inc.*	300	7,467
Global Blood Therapeutics, Inc.*	1,400	43,470
Heron Therapeutics, Inc.*	1,900	30,685
Heska Corp.*	200	17,618
Horizon Pharma PLC*	6,500	82,420
Ignyta, Inc.*	1,600	19,760
Immune Design Corp.*	400	4,140
Impax Laboratories, Inc.*	2,837	57,591
Insys Therapeutics, Inc.*	800	7,104
Intra-Cellular Therapies, Inc.*	1,400	22,092
Ironwood Pharmaceuticals, Inc.*	5,161	81,389
Jounce Therapeutics, Inc.*	400	6,232
Kala Pharmaceuticals, Inc.*	300	6,852
Keryx Biopharmaceuticals, Inc.*	3,500	24,850
Kindred Biosciences, Inc.*	1,400	10,990
La Jolla Pharmaceutical Co.*	700	24,346
Lannett Co., Inc.*	997	18,395
MannKind Corp.*	1	2
MediciNova, Inc.*	1,400	8,918
Minerva Neurosciences, Inc.*	800	6,080
MyoKardia, Inc.*	700	29,995
NantKwest, Inc.*	800	4,384
Natural Grocers by Vitamin Cottage, Inc.*	400	2,232
Natural Health Trends Corp.	300	7,170
Nature’s Sunshine Products, Inc.	200	2,030
Nektar Therapeutics*	5,533	132,792
Neogen Corp.*	1,402	108,599
Neos Therapeutics, Inc.*	400	3,660
Omega Protein Corp.	1,000	16,650
Pacira Pharmaceuticals, Inc.*	1,600	60,080
PharMerica Corp.*	1,220	35,746
Phibro Animal Health Corp., Class A	700	25,935
Portola Pharmaceuticals, Inc.*	2,100	113,463
PRA Health Sciences, Inc.*	1,900	144,723
Prestige Brands Holdings, Inc.*	2,072	103,786
Progenics Pharmaceuticals, Inc.*	2,601	19,143

	Number of Shares	Value†

Pharmaceuticals — (continued)
Protagonist Therapeutics, Inc.*	400	$7,068
Ra Pharmaceuticals, Inc.*	500	7,300
Radius Health, Inc.*	1,500	57,825
Reata Pharmaceuticals, Inc., Class A*	300	9,330
Revance Therapeutics, Inc.*	700	19,285
Sarepta Therapeutics, Inc.*	2,300	104,328
SciClone Pharmaceuticals, Inc.*	2,277	25,502
Seres Therapeutics, Inc.*	800	12,832
Sucampo Pharmaceuticals, Inc., Class A*	871	10,278
Supernus Pharmaceuticals, Inc.*	1,800	72,000
Synergy Pharmaceuticals, Inc.*	7,600	22,040
Syros Pharmaceuticals, Inc.*	500	7,360
Teligent, Inc.*	1,800	12,078
Tetraphase Pharmaceuticals, Inc.*	1,200	8,208
TG Therapeutics, Inc.*	2,000	23,700
TherapeuticsMD, Inc.*	5,900	31,211
Trevena, Inc.*	2,000	5,100
USANA Health Sciences, Inc.*	448	25,850
Vanda Pharmaceuticals, Inc.*	1,441	25,794
Voyager Therapeutics, Inc.*	300	6,177
Xencor, Inc.*	1,300	29,796
Zogenix, Inc.*	1,175	41,184
Zynerba Pharmaceuticals, Inc.*	400	3,344

		3,004,013

Pipelines — 0.2%
Primoris Services Corp.	1,490	43,836
SemGroup Corp., Class A	2,500	71,875
Tellurian, Inc.*	2,200	23,496

		139,207

Publishing / Newspapers — 0.1%
Cimpress NV*	900	87,894

Real Estate — 0.6%
Alexander & Baldwin, Inc.	1,800	83,394
AV Homes, Inc.*	595	10,204
Community Healthcare Trust, Inc.	600	16,176
Consolidated-Tomoka Land Co.	124	7,449
Farmland Partners, Inc.	1,400	12,656
Forestar Group, Inc.*~	1,463	25,164
Four Corners Property Trust, Inc	2,500	62,300
FRP Holdings, Inc.*	169	7,647
HFF, Inc., Class A	1,500	59,340
Kennedy-Wilson Holdings, Inc.	3,281	60,863
KKR Real Estate Finance Trust Inc.	400	8,416
Marcus & Millichap, Inc.*	500	13,495
RE/MAX Holdings, Inc., Class A	700	44,485
Redfin Corp.*	400	10,036
Safety Income and Growth, Inc.	400	7,456
Stratus Properties, Inc.	300	9,090
The RMR Group, Inc., Class A	267	13,710
The St. Joe Co.*	1,800	33,930
Trinity Place Holdings, Inc.*	900	6,318

		492,129

Retail — 4.3%
Abercrombie & Fitch Co., Class A	2,800	40,432

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
America’s Car-Mart, Inc.*	227	$9,335
American Eagle Outfitters, Inc.	6,300	90,090
Asbury Automotive Group, Inc.*	649	39,654
Ascena Retail Group, Inc.*	6,713	16,447
At Home Group, Inc.*	100	2,284
Barnes & Noble Education, Inc.*	1,737	11,308
Barnes & Noble, Inc.	2,600	19,760
Big 5 Sporting Goods Corp.	581	4,445
Big Lots, Inc.	1,700	91,069
Biglari Holdings, Inc.*	40	13,332
BJ’s Restaurants, Inc.*	920	28,014
Bloomin’ Brands, Inc.	3,500	61,600
BMC Stock Holdings, Inc.*	2,300	49,105
Bob Evans Farms, Inc.	742	57,512
Bojangles’, Inc.*	500	6,750
Boot Barn Holdings, Inc.*	400	3,560
Brinker International, Inc.	1,900	60,534
Buffalo Wild Wings, Inc.*	547	57,818
Build-A-Bear Workshop, Inc.*	700	6,405
Caleres, Inc.	1,654	50,480
Carrols Restaurant Group, Inc.*	1,113	12,132
Chico’s FAS, Inc.	5,300	47,435
Chuy’s Holdings, Inc.*	600	12,630
Citi Trends, Inc.	503	9,995
Conn’s, Inc.*	704	19,817
Cracker Barrel Old Country Store, Inc.	724	109,773
Dave & Buster’s Entertainment, Inc.*	1,600	83,968
Del Frisco’s Restaurant Group, Inc.*	1,000	14,550
Del Taco Restaurants, Inc.*	1,100	16,874
Denny’s Corp.*	2,752	34,262
Dillard’s, Inc., Class A	600	33,642
DineEquity, Inc.	671	28,839
DSW, Inc.	2,500	53,700
Duluth Holdings, Inc., Class B*	500	10,145
El Pollo Loco Holdings, Inc.*	900	10,935
Express, Inc.*	3,154	21,321
EZCORP, Inc., Class A*	1,766	16,777
Fiesta Restaurant Group, Inc.*	1,013	19,247
FirstCash, Inc.	1,839	116,133
Five Below, Inc.*	2,100	115,248
Francesca’s Holdings Corp.*	1,658	12,203
Fred’s, Inc., Class A	1,431	9,216
Freshpet, Inc.*	700	10,955
Genesco, Inc.*	795	21,147
GMS, Inc.*	900	31,860
GNC Holdings, Inc., Class A*	2,800	24,752
Group 1 Automotive, Inc.	807	58,475
Guess?, Inc.	2,400	40,872
Haverty Furniture Cos., Inc.	750	19,612
Hibbett Sports, Inc.*	955	13,609
HSN, Inc.	1,279	49,945
J. Alexander’s Holding, Inc.*	483	5,603
J. Jill, Inc.*	800	8,712
J.C. Penney Co., Inc.*	12,100	46,101
Jack in the Box, Inc.	1,114	113,539
Kirkland’s, Inc.*	827	9,453

	Number of Shares	Value†

Retail — (continued)
Lands’ End, Inc.*	700	$9,240
Lithia Motors, Inc., Class A	894	107,557
Lumber Liquidators Holdings, Inc.*	1,033	40,266
MarineMax, Inc.*	1,000	16,550
Nathan’s Famous, Inc.*	100	7,395
Noodles & Co.*	300	1,320
Office Depot, Inc.	19,900	90,346
Ollie’s Bargain Outlet Holdings, Inc.*	1,900	88,160
Papa John’s International, Inc.	1,010	73,801
Party City Holdco, Inc.*	1,200	16,260
PC Connection, Inc.	565	15,927
PetMed Express, Inc.	713	23,636
Pier 1 Imports, Inc.	3,644	15,268
PMC, Inc.*	400	5,600
Potbelly Corp.*	1,000	12,400
PriceSmart, Inc.	831	74,167
Red Robin Gourmet Burgers, Inc.*	520	34,840
Regis Corp.*	1,332	19,008
RH*	800	56,256
Ruby Tuesday, Inc.*	2,213	4,736
Rush Enterprises, Inc., Class A*	1,135	52,539
Rush Enterprises, Inc., Class B*	300	13,086
Ruth’s Hospitality Group, Inc.	1,195	25,035
Sears Holding Corp.*	500	3,650
Shake Shack, Inc., Class A*	900	29,907
Shoe Carnival, Inc.	458	10,250
Sonic Automotive, Inc., Class A	1,134	23,133
Sonic Corp.	1,532	38,989
Sportsman’s Warehouse Holdings, Inc.*	600	2,706
Systemax, Inc.	262	6,925
Texas Roadhouse, Inc.	2,570	126,290
The Buckle, Inc.	1,049	17,676
The Cato Corp., Class A	1,104	14,606
The Cheesecake Factory, Inc.	1,716	72,278
The Children’s Place, Inc.	694	81,996
The Container Store Group, Inc.*	600	2,526
The Finish Line, Inc., Class A	1,793	21,570
The Habit Restaurants, Inc., Class A*	1,000	13,050
Tile Shop Holdings, Inc.	1,300	16,510
Tilly’s, Inc., Class A	400	4,796
Vera Bradley, Inc.*	800	7,048
Vitamin Shoppe, Inc.*	1,000	5,350
Wingstop, Inc.	1,100	36,575
Winmark Corp.	100	13,175
Zoe’s Kitchen, Inc.*	700	8,841
Zumiez, Inc.*	703	12,724

		3,357,375

Savings & Loans — 2.0%
Astoria Financial Corp.	3,701	79,572
Banc of California, Inc.	1,700	35,275
Bank Mutual Corp.	1,632	16,565
BankFinancial Corp.	609	9,677
Bear State Financial, Inc.	800	8,208
Beneficial Bancorp, Inc.	2,773	46,032
Berkshire Hills Bancorp, Inc.	1,502	58,203
BofI Holding, Inc.*	2,400	68,328

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Brookline Bancorp, Inc.	2,922	$45,291
BSB Bancorp, Inc.*	300	8,985
Capitol Federal Financial, Inc.	5,100	74,970
Charter Financial Corp.	700	12,971
Clifton Bancorp, Inc.	646	10,801
Community Bankers Trust Corp.*	1,300	11,960
Dime Community Bancshares, Inc.	1,230	26,445
Entegra Financial Corp.*	400	9,980
ESSA Bancorp, Inc.	500	7,850
First Defiance Financial Corp.	300	15,747
First Financial Northwest, Inc.	100	1,699
Flagstar Bancorp, Inc.*	800	28,384
Flushing Financial Corp.	1,138	33,821
Home Bancorp, Inc.	300	12,546
HomeStreet, Inc.*	1,000	27,000
HomeTrust Bancshares, Inc.*	500	12,825
Investors Bancorp, Inc.	10,155	138,514
Malvern Bancorp, Inc.*	400	10,700
Meridian Bancorp, Inc.	1,874	34,950
Meta Financial Group, Inc.	300	23,520
MutualFirst Financial, Inc.	300	11,535
Northfield Bancorp, Inc.	1,793	31,109
Northwest Bancshares, Inc.	3,775	65,194
OceanFirst Financial Corp.	1,227	33,730
Oritani Financial Corp.	1,718	28,862
Pacific Premier Bancorp, Inc.*	1,516	57,229
Provident Financial Holdings, Inc.	300	5,880
Provident Financial Services, Inc.	2,403	64,088
SI Financial Group, Inc.	500	7,475
Southern Missouri Bancorp, Inc.	300	10,947
Sterling Bancorp, Inc.	5,114	126,060
Territorial Bancorp, Inc.	243	7,672
United Community Financial Corp.	1,700	16,320
United Financial Bancorp, Inc.	2,131	38,976
Washington Federal, Inc.	3,400	114,410
Waterstone Financial, Inc.	1,000	19,500
WSFS Financial Corp.	1,071	52,211

		1,562,017

Semiconductors — 2.9%
Alpha & Omega Semiconductor Ltd.*	900	14,841
Ambarella, Inc.*	1,300	63,713
Amkor Technology, Inc.*	4,011	42,316
Axcelis Technologies, Inc.*	1,025	28,034
AXT, Inc.*	1,500	13,725
Brooks Automation, Inc.	2,677	81,274
Cabot Microelectronics Corp.	961	76,813
CEVA, Inc.*	871	37,279
Cirrus Logic, Inc.*	2,481	132,287
Cohu, Inc.	904	21,551
Cree, Inc.*	3,800	107,122
Diodes, Inc.*	1,399	41,872
DSP Group, Inc.*	557	7,241
EMCORE Corp.*	1,200	9,840
Entegris, Inc.*	5,370	154,925
FormFactor, Inc.*	2,629	44,299
Gerber Scientific, Inc. Escrow Shares~	500	0

	Number of Shares	Value†

Semiconductors — (continued)
Impinj, Inc.*	700	$29,127
Inphi Corp.*	1,600	63,504
Integrated Device Technology, Inc.*	5,093	135,372
IXYS Corp.*	766	18,154
Kopin Corp.*	1,507	6,284
Lattice Semiconductor Corp.*	4,924	25,654
MACOM Technology Solutions Holdings, Inc.*	1,622	72,357
MaxLinear, Inc., Class A*	2,243	53,271
MKS Instruments, Inc.	2,096	197,967
Monolithic Power Systems, Inc.	1,488	158,546
Nanometrics, Inc.*	900	25,920
Photronics, Inc.*	2,692	23,824
Power Integrations, Inc.	1,095	80,154
Rambus, Inc.*	4,423	59,047
Rudolph Technologies, Inc.*	1,054	27,720
Semtech Corp.*	2,509	94,213
Sigma Designs, Inc.*	1,200	7,560
Silicon Laboratories, Inc.*	1,600	127,840
SMART Global Holdings, Inc.*	800	21,424
Synaptics, Inc.*	1,416	55,479
Ultra Clean Holdings, Inc.*	1,300	39,806
Veeco Instruments, Inc.*	1,654	35,396
Xcerra Corp.*	2,466	24,290
Xperi Corp.	1,823	46,122

		2,306,163

Software — 4.6%
2U, Inc.*	1,700	95,268
ACI Worldwide, Inc.*	4,527	103,125
Actua Corp.*	1,028	15,728
Acxiom Corp.*	2,967	73,107
Allscripts Healthcare Solutions, Inc.*	7,100	101,033
Alteryx, Inc., Class A*	500	10,185
Amber Road, Inc.*	600	4,608
American Software, Inc., Class A	1,193	13,553
Appfolio, Inc., Class A*	300	14,385
Apptio, Inc., Class A*	700	12,929
Aspen Technology, Inc.*	2,853	179,197
Avid Technology, Inc.*	1,100	4,994
Benefitfocus, Inc.*	600	20,190
Blackbaud, Inc.	1,850	162,430
Blackline, Inc.*	600	20,472
Bottomline Technologies, Inc.*	1,545	49,177
BroadSoft, Inc.*	1,161	58,398
Callidus Software, Inc.*	2,400	59,160
Castlight Health, Inc., Class B*	1,200	5,160
Cloudera, Inc.*	500	8,310
CommerceHub, Inc.*	500	11,285
CommerceHub, Inc.*	1,100	23,485
CommVault Systems, Inc.*	1,548	94,118
Computer Programs & Systems, Inc.	447	13,209
Cornerstone OnDemand, Inc.*	2,000	81,220
Coupa Software, Inc.*	1,200	37,380
CSG Systems International, Inc.	1,281	51,368
Digi International, Inc.*	1,157	12,264
Donnelley Financial Solutions, Inc.*	1,000	21,560

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Ebix, Inc.	936	$61,074
Envestnet, Inc.*	1,713	87,363
Everbridge, Inc.*	500	13,210
Evolent Health, Inc., Class A*	2,000	35,600
Exa Corp.*	700	16,926
Fair Isaac Corp.*	1,188	166,914
Five9, Inc.*	2,000	47,800
Glu Mobile, Inc.*	4,000	15,040
Hortonworks, Inc.*	1,700	28,815
HubSpot, Inc.*	1,300	109,265
InnerWorkings, Inc.*	1,724	19,395
Inovalon Holdings, Inc.*	2,500	42,625
Instructure, Inc.*	800	26,520
ManTech International Corp., Class A	1,039	45,872
Medidata Solutions, Inc.*	2,188	170,795
MicroStrategy, Inc., Class A*	375	47,891
MINDBODY, Inc., Class A*	1,400	36,190
MobileIron, Inc.*	2,700	9,990
Model N, Inc.*	1,100	16,445
Monotype Imaging Holdings, Inc.	1,599	30,781
MuleSoft, Inc.*	600	12,084
New Relic, Inc.*	1,100	54,780
Omnicell, Inc.*	1,435	73,257
Park City Group, Inc.*	700	8,505
Paycom Software, Inc.*	1,900	142,424
PDF Solutions, Inc.*	1,200	18,588
pdvWireless, Inc.*	300	8,940
Pegasystems, Inc.	1,460	84,169
Planet Payment, Inc.*	2,000	8,580
Progress Software Corp.	1,726	65,882
Proofpoint, Inc.*	1,700	148,274
PROS Holdings, Inc.*	917	22,127
QAD, Inc., Class A	392	13,465
Quality Systems, Inc.*	2,204	34,669
RealPage, Inc.*	2,200	87,780
Rosetta Stone, Inc.*	1,000	10,210
SPS Commerce, Inc.*	700	39,697
Synchronoss Technologies, Inc.*	1,646	15,357
SYNNEX Corp.	1,094	138,402
Tabula Rasa HealthCare, Inc.*	400	10,696
Twilio, Inc.*	2,400	71,640
Upland Software, Inc.*	300	6,348
Verint Systems, Inc.*	2,395	100,231
Workiva, Inc.*	900	18,765

		3,580,679

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	61,218
Wesco Aircraft Holdings, Inc.*	2,240	21,056

		82,274

Telecommunications — 2.8%
8X8, Inc.*	3,400	45,900
Acacia Communications, Inc.*	700	32,970
ADTRAN, Inc.	1,905	45,720
Aerohive Networks, Inc.*	1,300	5,317
Anixter International, Inc.*	1,134	96,390

	Number of Shares	Value†

Telecommunications — (continued)
ATN International, Inc.	449	$23,662
CalAmp Corp.*	1,400	32,550
Calix, Inc.*	1,487	7,509
Ciena Corp.*	5,500	120,835
Cincinnati Bell, Inc.*	1,557	30,906
Clearfield, Inc.*	400	5,440
Comtech Telecommunications Corp.	652	13,386
Consolidated Communications Holdings, Inc.	2,571	49,055
DigitalGlobe, Inc.*	2,369	83,507
Extreme Networks, Inc.*	4,147	49,308
Finisar Corp.*	4,221	93,580
Frontier Communications Corp.	3,073	36,231
General Communication, Inc., Class A*	886	36,140
Gigamon, Inc.*	1,300	54,795
Globalstar, Inc.*	14,900	24,287
Gogo, Inc.*	2,200	25,982
GTT Communications, Inc.*	1,100	34,815
Harmonic, Inc.*	2,870	8,754
Hawaiian Telcom Holdco, Inc.*	200	5,964
HC2 Holdings, Inc.*	700	3,696
IDT Corp., Class B	800	11,264
Infinera Corp.*	5,194	46,071
Intelsat SA*	1,200	5,640
InterDigital, Inc.	1,294	95,432
Iridium Communications, Inc.*	3,500	36,050
j2 Global, Inc.	1,774	131,063
Knowles Corp.*	3,452	52,712
KVH Industries, Inc.*	354	4,230
Loral Space & Communications, Inc.*	546	27,027
Lumos Networks Corp.*	782	14,013
NeoPhotonics Corp.*	1,300	7,228
NETGEAR, Inc.*	1,229	58,500
Oclaro, Inc.*	6,500	56,095
ORBCOMM, Inc.*	2,700	28,269
Plantronics, Inc.	1,167	51,605
Preformed Line Products Co.	45	3,029
Quantenna Communications, Inc.*	800	13,448
RigNet, Inc.*	500	8,600
Shenandoah Telecommunications Co.	1,718	63,910
Sonus Networks, Inc.*	1,843	14,099
Spok Holdings, Inc.	612	9,394
Straight Path Communications, Inc., Class B*	355	64,138
Telenav, Inc.*	1,000	6,350
Ubiquiti Networks, Inc.*	900	50,418
ViaSat, Inc.*	2,062	132,628
Viavi Solutions, Inc.*	8,800	83,248
Vonage Holdings Corp.*	7,500	61,050
West Corp.	1,700	39,899
Windstream Holdings, Inc.*	6,785	12,009

		2,154,118

Textiles — 0.1%
Culp, Inc.	500	16,375

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Textiles — (continued)
UniFirst Corp.	577	$87,416

		103,791

Transportation — 1.5%
Air Transport Services Group, Inc.*	2,085	50,749
ArcBest Corp.	995	33,283
Ardmore Shipping Corp.*	800	6,600
Atlas Air Worldwide Holdings, Inc.*	848	55,798
Bristow Group, Inc.*	1,350	12,622
CAI International, Inc.*	660	20,011
Costamare, Inc.	1,200	7,416
Covenant Transportation Group, Inc., Class A*	400	11,592
Daseke, Inc.*	800	10,440
DHT Holdings, Inc.	3,900	15,522
Dorian LPG Ltd.*	900	6,138
Eagle Bulk Shipping, Inc.*	1,500	6,795
Echo Global Logistics, Inc.*	1,000	18,850
Era Group, Inc.*	800	8,952
Forward Air Corp.	1,196	68,447
Frontline Ltd.	2,800	16,912
GasLog Ltd.	1,700	29,665
Gener8 Maritime, Inc.*	900	4,059
Golar LNG Ltd.	3,800	85,918
Heartland Express, Inc.	1,967	49,332
Hub Group, Inc., Class A*	1,243	53,387
International Seaways, Inc.*	1,133	22,320
Knight-Swift Transportation Holdings, Inc.*	4,680	194,454
Marten Transport Ltd.	1,451	29,818
Matson, Inc.	1,600	45,088
Navios Maritime Acquisition Corp.	3,700	4,514
Nordic American Tankers Ltd.	3,567	19,048
Overseas Shipholding Group, Inc., Class A*	1,600	4,208
PHI, Inc.*	593	6,974
Radiant Logistics, Inc.*	1,000	5,310
Roadrunner Transportation Systems, Inc.*	1,000	9,530
Saia, Inc.*	961	60,207
Schneider National, Inc., Class B	1,300	32,890
Scorpio Bulkers, Inc.*	2,600	18,330
Scorpio Tankers, Inc.	7,100	24,353
Ship Finance International Ltd.	2,284	33,118
Teekay Corp.	1,900	16,967
Teekay Tankers Ltd., Class A	3,193	5,173
Universal Logistics Holdings, Inc.	100	2,045
Werner Enterprises, Inc.	1,752	64,036
YRC Worldwide, Inc.*	1,300	17,940

		1,188,811

Trucking and Leasing — 0.2%
GATX Corp.	1,500	92,340
Textainer Group Holdings Ltd.*	812	13,926
The Greenbrier Cos., Inc.	1,047	50,413

		156,679

Water — 0.4%
American States Water Co.	1,424	70,132
Artesian Resources Corp., Class A	313	11,831
California Water Service Group	1,866	71,188

	Number of Shares	Value†

Water — (continued)
Connecticut Water Service, Inc.	419	$24,847
Consolidated Water Co. Ltd.	800	10,240
Middlesex Water Co.	531	20,852
PICO Holdings, Inc.*	792	13,227
SJW Group	688	38,941
The York Water Co.	597	20,238

		281,496

TOTAL COMMON STOCKS (Cost $50,212,302)		72,156,482

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Apartments — 0.4%
Bluerock Residential Growth REIT, Inc.	600	6,636
Education Realty Trust, Inc.	2,901	104,233
Independence Realty Trust, Inc.	2,692	27,378
Preferred Apartment Communities, Inc., Class A	1,400	26,432
Starwood Waypoint Homes	4,900	178,213

		342,892

Building & Real Estate — 0.8%
Agree Realty Corp.	996	48,884
Altisource Residential Corp.	2,200	24,442
Anworth Mortgage Asset Corp.	3,731	22,423
Apollo Commercial Real Estate Finance, Inc.	3,756	68,021
Ares Commercial Real Estate Corp.	1,000	13,310
Capstead Mortgage Corp.	3,475	33,534
CYS Investments, Inc.	5,856	50,596
Dynex Capital, Inc.	2,307	16,772
Getty Realty Corp.	1,169	33,445
Invesco Mortgage Capital, Inc.	4,407	75,492
iStar, Inc.*	2,718	32,072
New York Mortgage Trust, Inc.	4,700	28,905
PennyMac Mortgage Investment Trust	2,692	46,814
Redwood Trust, Inc.	2,777	45,237
Resource Capital Corp.	1,175	12,667
Select Income REIT	2,400	56,208

		608,822

Diversified — 0.8%
AG Mortgage Investment Trust, Inc.	1,188	22,857
Armada Hoffler Properties, Inc.	1,400	19,334
CatchMark Timber Trust, Inc., Class A	1,300	16,393
Clipper Realty, Inc.	600	6,426
CorEnergy Infrastructure Trust, Inc.	500	17,675
Cousins Properties, Inc.	15,570	145,424
NexPoint Residential Trust, Inc.	600	14,238
NorthStar Realty Europe Corp.	2,100	26,901
PS Business Parks, Inc.	765	102,128
STAG lndustrial, Inc.	3,300	90,651
The GEO Group, Inc.	4,752	127,829
Tier REIT, Inc.	2,000	38,600
UMH Properties, Inc.	968	15,052
Whitestone REIT	1,400	18,270

		661,778

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified Financial Services — 0.1%
ARMOUR Residential REIT, Inc.	1,375	$36,987
Cherry Hill Mortgage Investment Corp.	500	9,050
Great Ajax Corp.	600	8,454
Orchid Island Capital, Inc.	1,200	12,228
Owens Realty Mortgage, Inc.	500	9,105
RAIT Financial Trust	3,606	2,632
Sutherland Asset Management Corp.	700	10,990
Western Asset Mortgage Capital Corp.	1,597	16,721

		106,167

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	80,478

Healthcare — 1.0%
CareTrust REIT, Inc.	2,795	53,217
Global Medical REIT, Inc.	900	8,082
Healthcare Realty Trust, Inc.	4,572	147,858
LTC Properties, Inc.	1,517	71,269
MedEquities Realty Trust, Inc.	1,100	12,925
National Health Investors, Inc.	1,557	120,340
New Senior Investment Group, Inc.	2,700	24,705
Physicians Realty Trust	6,900	122,337
Quality Care Properties, Inc.*	3,700	57,350
Sabra Health Care REIT, Inc.	6,094	133,700
Universal Health Realty Income Trust	520	39,255

		791,038

Hotels & Resorts — 1.2%
Ashford Hospitality Prime, Inc.	987	9,377
Ashford Hospitality Trust, Inc.	3,020	20,144
Chatham Lodging Trust	1,400	29,848
Chesapeake Lodging Trust	2,389	64,431
DiamondRock Hospitality Co.	7,723	84,567
Hersha Hospitality Trust	1,517	28,322
LaSalle Hotel Properties	4,417	128,181
Pebblebrook Hotel Trust	2,609	94,289
RLJ Lodging Trust	6,480	142,560
Ryman Hospitality Properties, Inc.	1,712	106,983
Summit Hotel Properties, Inc.	4,000	63,960
Sunstone Hotel Investors, Inc.	8,747	140,564

		913,226

Industrial — 1.0%
EastGroup Properties, Inc.	1,275	112,353
First Industrial Realty Trust, Inc.	4,429	133,269
First Potomac Realty Trust*	2,392	26,647
Gramercy Property Trust	5,739	173,605
InfraREIT, Inc.*	1,700	38,029
Monmouth Real Estate Investment Corp., Class A	2,649	42,887
QTS Realty Trust, Inc., Class A	1,743	91,263
Rexford Industrial Realty, Inc.	2,600	74,412
Terreno Realty Corp.	1,875	67,838

		760,303

Mixed Industrial/Office — 0.4%
Axon Enterprise, Inc.*	2,011	45,589
Gladstone Commercial Corp.	1,052	23,428

	Number of Shares	Value†

Mixed Industrial/Office — (continued)
Investors Real Estate Trust	4,618	$28,216
Lexington Realty Trust	8,515	87,023
One Liberty Properties, Inc.	503	12,253
Washington Real Estate Investment Trust	3,006	98,477

		294,986

Office Property — 0.4%
American Assets Trust, Inc.	1,600	63,632
City Office REIT, Inc.	900	12,393
Easterly Government Properties, Inc.	1,300	26,871
Franklin Street Properties Corp.	4,045	42,958
Government Properties Income Trust	3,644	68,398
Mack-Cali Realty Corp.	3,500	82,985
Parkway, Inc.	1,746	40,210

		337,447

Real Estate — 0.2%
Global Net Lease, Inc.	2,633	57,636
Xenia Hotels & Resorts, Inc.	4,200	88,410

		146,046

Regional Malls — 0.2%
CBL & Associates Properties, Inc.	6,900	57,891
MTGE Investment Corp.	1,743	33,814
Pennsylvania Real Estate Investment Trust	2,715	28,481
Washington Prime Group, Inc.	7,000	58,310

		178,496

Storage & Warehousing — 0.1%
Jernigan Capital, Inc.	400	8,220
National Storage Affiliates Trust	1,800	43,632

		51,852

Strip Centers — 0.7%
Acadia Realty Trust	3,120	89,294
Alexander’s, Inc.	86	36,472
Cedar Realty Trust, Inc.	2,826	15,882
Kite Realty Group Trust	3,251	65,833
Ramco-Gershenson Properties Trust	3,141	40,865
Retail Opportunity Investments Corp.	4,300	81,743
Saul Centers, Inc.	351	21,730
Seritage Growth Properties	1,000	46,070
Urban Edge Properties	3,800	91,656
Urstadt Biddle Properties, Inc., Class A	1,216	26,387

		515,932

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,894,806)		5,789,463

RIGHTS — 0.0%
Chelsea Therapeutics International Ltd. CVR~	1,600	0
Cubist Pharmaceuticals, Inc.~	1,200	0
Durata Therapeutics CVR Shares~	500	0
Dyax Corp. CVR*~	5,620	13,769
Media General CVR~	4,400	440

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
RIGHTS — (continued)
Tobira Therapeutic, Inc. CVR~	400	$4,708

TOTAL RIGHTS (Cost $152)		18,917

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.0%¤
U.S. Treasury Bill
0.778%, 02/01/18	24	23,913
1.064%, 12/07/17	3	2,995

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,908)		26,908

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $496,518)	496,518	496,518

TOTAL INVESTMENTS — 100.3% (Cost $55,630,686)		$78,488,288

Other Assets & Liabilities — (0.3)%		(260,456)

TOTAL NET ASSETS — 100.0%		$78,227,832

~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $44,081.
†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

PLC — Public Limited Company.

CVR — Contingent Valued Rights.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable
COMMON STOCKS	$72,156,482	$72,131,318	$25,164	$—
REAL ESTATE INVESTMENT TRUSTS	5,789,463	5,789,463	—	—
U.S. TREASURY OBLIGATIONS	26,908	26,908	—	—
RIGHTS	18,917	—	18,917	—
SHORT-TERM INVESTMENTS	496,518	496,518	—	—
TOTAL INVESTMENTS	$78,488,288	$78,444,207	$44,081	$—
OTHER FININCIAL INSTRUMENTS(1)
Futures Contracts	$17,960	$17,960	$—	$—

TOTAL ASSETS-OTHER FINANCIAL INSTRUMENTS	$17,960	$17,960	$—	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	12/31/2017	7	50	$1,493	$522,550	$17,960	$—

							$17,960	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 99.5%
Australia — 6.8%
AGL Energy Ltd.	5,276	$96,717
Alumina Ltd.	15,918	27,469
Amcor Ltd.	9,071	108,224
AMP Ltd.	24,438	92,587
APA Group	8,753	57,330
Aristocrat Leisure Ltd.	4,196	69,118
ASX Ltd.	1,401	57,618
Aurizon Holdings Ltd.	15,495	59,556
AusNet Services	19,132	25,362
Australia & New Zealand Banking Group Ltd.	22,734	527,843
Bank of Queensland Ltd.	3,336	33,966
Bendigo & Adelaide Bank Ltd.	4,040	36,793
BHP Billiton Ltd.	25,265	510,905
BlueScope Steel Ltd.	4,455	38,335
Boral Ltd.	8,109	43,062
Brambles Ltd.	12,161	85,852
Caltex Australia Ltd.	2,100	52,876
Challenger Ltd/Australia	4,465	43,604
CIMIC Group Ltd.	829	28,748
Coca-Cola Amatil Ltd.	4,963	30,093
Cochlear Ltd.	418	52,202
Commonwealth Bank of Australia	13,471	795,130
Computershare Ltd.	3,381	38,375
Crown Resorts Ltd.	2,801	24,849
CSL Ltd.	3,584	376,600
Dexus	8,629	64,302
Domino’s Pizza Enterprises Ltd.	473	17,000
Flight Centre Travel Group Ltd.	439	15,499
Fortescue Metals Group Ltd.	13,816	55,704
Goodman Group	13,411	86,681
Harvey Norman Holdings Ltd.	3,235	9,846
Healthscope Ltd.	13,599	17,814
Incitec Pivot Ltd.	13,612	38,438
Insurance Australia Group Ltd.	19,230	96,085
LendLease Group	4,333	60,907
Macquarie Group Ltd.	2,525	180,077
Medibank Pvt. Ltd.	21,209	48,578
Mirvac Group	26,971	48,447
National Australia Bank Ltd.	20,894	516,261
Newcrest Mining Ltd.	6,279	103,529
Oil Search Ltd.	10,741	58,977
Orica Ltd.	2,861	44,367
Origin Energy Ltd.*	14,077	82,594
Qantas Airways Ltd.	2,415	11,044
QBE Insurance Group Ltd.	10,872	85,365
Ramsay Health Care Ltd.	1,058	51,686
REA Group Ltd.	400	21,022
Rio Tinto Ltd.	3,268	170,544
Santos Ltd.*	12,884	40,627
Scentre Group	41,172	126,921
SEEK Ltd.	2,700	35,178
Sonic Healthcare Ltd.	2,786	45,696
South32 Ltd.	16,770	43,314
South32 Ltd.	24,967	64,040
Stockland	20,466	69,030

	Number of Shares	Value†

Australia — (continued)
Suncorp Group Ltd.	9,789	$100,204
Sydney Airport	9,694	54,064
Tabcorp Holdings Ltd.	7,043	23,590
Tatts Group Ltd.	8,608	26,873
Telstra Corp. Ltd.	33,844	92,650
The GPT Group	15,260	59,371
The GPT Group, In Specie~	16,419	0
TPG Telecom Ltd.	2,224	8,496
Transurban Group	15,707	146,368
Treasury Wine Estates Ltd.	5,948	63,872
Vicinity Centres	25,092	52,355
Wesfarmers Ltd.	8,823	286,035
Westfield Corp.	15,906	97,817
Westpac Banking Corp.	26,214	656,347
Woodside Petroleum Ltd.	6,074	138,645
Woolworths Ltd.	10,284	203,363

		7,632,837

Austria — 0.3%
Andritz AG	668	38,611
Erste Group Bank AG*	2,497	107,851
OMV AG	1,135	66,120
Raiffeisen Bank International AG*	1,156	38,740
voestalpine AG	1,009	51,452

		302,774

Belgium — 1.2%
Ageas	1,453	68,279
Anheuser-Busch InBev N.V.	5,928	709,735
Colruyt S.A.	365	18,694
Groupe Bruxelles Lambert S.A.	667	70,161
KBC Groep N.V.	2,043	173,127
Proximus SADP	1,133	39,041
Solvay S.A.	600	89,635
Telenet Group Holding N.V.*	377	24,943
UCB S.A.	1,013	72,111
Umicore S.A.	738	61,048

		1,326,774

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	1,700	73,440

China — 0.1%
Sands China Ltd.	19,200	99,913
Yangzijiang Shipbuilding Holdings Ltd.	19,000	20,030

		119,943

Denmark — 1.8%
A.P. Moller - Maersk A/S, B Shares	51	96,877
A.P. Moller - Maersk A/S, A Shares	31	56,966
Carlsberg A/S, B Shares	840	91,921
Chr Hansen Holding AS	775	66,468
Coloplast A/S, Class B	905	73,449
Danske Bank A/S	5,740	229,555
DONG Energy AS144A @	1,171	67,029
DSV A/S	1,517	114,758
Genmab AS*	448	98,903
H Lundbeck A/S	500	28,851

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
ISS A/S	1,307	$52,560
Novo Nordisk A/S, B Shares	14,548	695,485
Novozymes A/S, B Shares	1,916	98,322
Pandora A/S	881	86,963
TDC A/S	6,200	36,326
Tryg A/S	965	22,285
Vestas Wind Systems A/S	1,658	148,782
William Demant Holding A/S*	935	24,681

		2,090,181

Finland — 1.0%
Elisa OYJ	1,000	43,045
Fortum OYJ	3,489	69,648
Kone OYJ, B Shares	2,641	139,838
Metso OYJ	1,066	39,107
Neste OYJ	1,183	51,663
Nokia OYJ	44,789	268,914
Nokian Renkaat OYJ	902	40,116
Orion OYJ, B Shares	750	34,801
Sampo OYJ, A Shares	3,551	187,685
Stora Enso OYJ, R Shares	4,323	61,056
UPM-Kymmene OYJ	4,158	112,685
Wartsila OYJ Abp	1,184	83,822

		1,132,380

France — 10.0%
Accor S.A.	1,399	69,504
Aeroports de Paris	215	34,762
Air Liquide S.A.	3,077	410,400
Alstom S.E.	1,201	51,008
Arkema S.A.	503	61,679
AtoS S.A.	702	108,897
AXA S.A.	15,235	460,777
BNP Paribas S.A.	8,731	704,279
Bollore S.A.	7,035	35,163
Bouygues S.A.	1,571	74,549
Bureau Veritas S.A.	1,943	50,142
Capgemini S.E.	1,222	143,214
Carrefour S.A.	4,611	93,163
Casino Guichard Perrachon S.A.	468	27,756
Cie de Saint-Gobain	3,857	229,843
Cie Generale des Etablissements Michelin, B Shares	1,336	195,008
CNP Assurances	1,195	28,007
Credit Agricole S.A.	8,891	161,616
Danone S.A.	4,610	361,619
Dassault Aviation S.A.	18	29,113
Dassault Systemes S.A.	994	100,551
Edenred	1,781	48,414
Eiffage S.A.	572	59,221
Electricite de France S.A.	4,266	51,806
Engie SA	13,313	226,105
Essilor International S.A.	1,632	202,047
Eurazeo S.A.	378	33,788
Eutelsat Communications S.A.	1,342	39,748
Fonciere Des Regions	278	28,878
Gecina S.A.	357	57,890

	Number of Shares	Value†

France — (continued)
Groupe Eurotunnel S.E.	3,742	$45,111
Hermes International	247	124,522
ICADE	313	27,919
Iliad S.A.	205	54,478
Imerys S.A.	213	19,246
Ingenico Group S.A.	444	42,086
Ipsen S.A.	293	38,941
JCDecaux S.A.	510	19,096
Kering	600	239,014
Klepierre	1,645	64,567
L’Oreal S.A.	1,990	423,119
Lagardere S.C.A.	948	31,736
Legrand S.A.	2,075	149,794
LVMH Moet Hennessy Louis Vuitton S.E.	2,191	604,525
Natixis	7,282	58,266
Orange S.A.	15,519	254,217
Pernod Ricard S.A.	1,689	233,657
Peugeot S.A.	4,031	95,999
Publicis Groupe S.A.	1,534	107,132
Remy Cointreau S.A.	157	18,593
Renault S.A.	1,380	135,553
Rexel S.A.	2,198	38,032
Safran S.A.	2,428	248,051
Sanofi S.A.	8,847	878,426
Schneider Electric S.E.	4,336	377,331
SCOR S.E.	1,349	56,560
SEB S.A.	179	32,834
Societe BIC S.A.	246	29,482
Societe Generale S.A.	5,913	346,177
Sodexo S.A.	698	87,033
Suez Environment Co.	2,717	49,597
Thales S.A.	777	87,958
TOTAL S.A.	18,428	989,789
Unibail-Rodamco S.E.	772	187,731
Valeo SA	1,888	140,088
Veolia Environment S.A.	3,504	80,963
Vinci S.A.	3,958	376,106
Vivendi S.A.	8,154	206,428
Wendel S.A.	253	40,981
Zodiac Aerospace	1,735	50,168

		11,270,253

Germany — 9.2%
adidas AG	1,472	332,988
Allianz S.E.	3,569	801,243
Axel Springer S.E.	327	21,013
BASF S.E.	7,173	763,334
Bayer AG	6,433	876,640
Bayerische Motoren Werke AG	2,582	261,923
Beiersdorf AG	792	85,210
Brenntag AG	1,140	63,481
Commerzbank AG*	8,718	118,596
Continental AG	878	222,847
Covestro AG144A @	870	74,805
Daimler AG	7,520	599,662
Deutsche Annington Immobilien S.E.	3,623	154,152
Deutsche Bank AG	16,452	284,473

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Boerse AG	1,516	$164,321
Deutsche Lufthansa AG	1,991	55,323
Deutsche Post AG	7,753	345,133
Deutsche Telekom AG	25,368	473,270
Deutsche Wohnen S.E.	2,770	117,596
E.ON S.E.	17,190	194,553
Evonik Industries AG	1,096	39,146
Fraport AG Frankfurt Airport Services Worldwide	272	25,827
Fresenius Medical Care AG & Co. KGaA	1,701	166,401
Fresenius S.E. & Co. KGaA	3,201	258,206
GEA Group AG	1,522	69,237
Hannover Rueck S.E.	474	57,114
HeidelbergCement AG	1,217	125,095
Henkel AG & Co. KGaA	823	100,139
Hochtief AG	160	26,994
Hugo Boss AG	567	49,985
Infineon Technologies AG	8,762	220,267
Innogy S.E.144A @	1,102	49,044
K+S AG	1,330	36,233
KION Group AG	553	52,921
LANXESS AG	691	54,522
Linde AG	1,451	302,599
MAN S.E.	297	33,519
Merck KGaA	1,016	113,020
METRO AG*	1,566	33,102
Muenchener Ruckversicherungs AG	1,236	264,262
OSRAM Licht AG	667	53,220
ProSiebenSat.1 Media AG	1,773	60,424
RWE AG*	3,801	86,343
SAP S.E.	7,646	837,617
Siemens AG	5,959	839,514
Symrise AG	883	67,073
Telefonica Deutschland Holding AG	5,808	32,592
Thyssenkrupp AG	2,865	84,907
TUI AG	3,650	61,920
United Internet AG	908	56,523
Volkswagen AG	247	41,819
Zalando SE*144A @	869	43,548

		10,353,696

Hong Kong — 3.2%
AIA Group Ltd.	94,200	694,598
ASM Pacific Technology Ltd.	1,700	24,483
Bank of East Asia Ltd.	8,162	35,264
BOC Hong Kong Holdings Ltd.	28,000	136,029
CK Asset Holdings Ltd.	21,170	175,206
CK Hutchison Holdings Ltd.	21,128	270,064
CK Infrastructure Holdings Ltd.	5,000	43,013
CLP Holdings Ltd.	12,500	128,095
First Pacific Co., Ltd.	15,750	12,561
Galaxy Entertainment Group Ltd.	18,000	126,735
Hang Lung Group Ltd.	7,000	25,136
Hang Lung Properties Ltd.	14,000	33,228
Hang Seng Bank Ltd.	5,900	143,807
Henderson Land Development Co., Ltd.	9,828	65,108

	Number of Shares	Value†

Hong Kong — (continued)
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	$18,938
HKT Trust & HKT Ltd.	30,240	36,737
Hong Kong & China Gas Co., Ltd.	65,410	122,922
Hong Kong Exchanges & Clearing Ltd.	9,265	249,072
Hongkong Land Holdings Ltd.	9,000	64,800
Hysan Development Co., Ltd.	6,140	28,886
I-CABLE Communications Ltd.*	7,411	242
Kerry Properties Ltd.	3,509	14,532
Li & Fung Ltd.	50,000	25,091
Link REIT	18,176	147,286
Melco Resorts & Entertainment Ltd. ADR	1,967	47,444
MGM China Holdings Ltd.	8,400	20,130
MTR Corp., Ltd.	11,599	67,709
New World Development Co., Ltd.	43,878	63,023
NWS Holdings Ltd.	14,013	27,303
PCCW Ltd.	33,068	17,906
Power Assets Holdings Ltd.	10,500	90,932
Shangri-La Asia Ltd.	6,666	12,356
Sino Land Co., Ltd.	21,506	37,772
SJM Holdings Ltd.	17,000	15,560
Sun Hung Kai Properties Ltd.	11,161	181,311
Swire Pacific Ltd., A Shares	4,000	38,814
Swire Properties Ltd.	9,336	31,671
Techtronic Industries Co.	11,000	58,720
The Wharf Holdings Ltd.	9,000	80,188
WH Group Ltd.144A @	63,823	67,813
Wheelock & Co., Ltd.	7,000	49,241
Yue Yuen Industrial Holdings Ltd.	7,000	26,614

		3,556,340

Ireland — 1.0%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland Group PLC*	7,345	60,159
CRH PLC	6,548	249,778
DCC PLC	683	66,308
Experian PLC	7,589	152,437
James Hardie Industries PLC	3,086	42,894
Kerry Group PLC, A Shares	1,177	113,082
Paddy Power Betfair PLC	632	63,058
Ryanair Holdings PLC ADR*	257	27,093
Shire PLC	7,072	358,968

		1,133,777

Israel — 0.5%
Azrieli Group	283	15,708
Bank Hapoalim BM	8,292	58,012
Bank Leumi Le-Israel BM	11,337	60,136
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	21,450
Check Point Software Technologies Ltd.*	1,012	115,388
Elbit Systems Ltd.	186	27,325
Frutarom Industries Ltd.	303	23,307
Israel Chemicals Ltd.	3,410	15,126
Mizrahi Tefahot Bank Ltd.	783	14,028
NICE Systems Ltd.	400	31,889
Taro Pharmaceutical Industries Ltd.*	116	13,072

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — (continued)
Teva Pharmaceutical Industries Ltd.	7,232	$126,358

		521,799

Italy — 2.2%
Assicurazioni Generali SpA	9,446	175,947
Atlantia SpA	3,533	111,531
Enel SpA	63,275	381,026
Eni SpA	20,152	333,445
Ferrari N.V.	959	105,976
Intesa Sanpaolo SpA	100,509	355,423
Intesa Sanpaolo SpA, RSP	8,795	29,105
Leonardo SpA	3,179	59,552
Luxottica Group SpA	1,314	73,442
Mediobanca SpA	4,539	48,711
Poste Italiane Spa144A @	4,029	29,666
Prysmian SpA	1,608	54,316
Recordati SpA	813	37,474
Saipem SpA*	4,634	19,980
Snam SpA	17,702	85,278
Telecom Italia SpA*	90,713	84,967
Telecom Italia SpA, RSP	52,300	39,313
Terna Rete Elettrica Nasionale SpA	11,628	67,918
UniCredit SpA*	15,572	331,648
UnipolSai Assicurazioni SpA	8,602	20,089

		2,444,807

Japan — 23.2%
ABC-Mart, Inc.	200	10,558
Acom Co., Ltd.*	3,200	12,399
Aeon Co., Ltd.	4,700	69,440
AEON Financial Service Co., Ltd.	700	14,625
Aeon Mall Co., Ltd.	710	12,638
Air Water, Inc.	1,000	18,449
Aisin Seiki Co., Ltd.	1,400	73,779
Ajinomoto Co., Inc.	4,000	78,063
Alfresa Holdings Corp.	1,600	29,277
Alps Electric Co., Ltd.	1,400	36,939
Amada Holdings Co., Ltd.	3,000	32,926
ANA Holdings, Ltd.	1,100	41,634
Aozora Bank Ltd.	1,000	38,036
Asahi Glass Co., Ltd.	1,600	59,365
Asahi Group Holdings Ltd.	3,200	129,564
Asahi Kasei Corp.	10,000	123,084
Asics Corp.	1,000	14,894
Astellas Pharma, Inc.	16,000	203,546
Bandai Namco Holdings, Inc.	1,500	51,455
Benesse Holdings, Inc.	700	25,257
Bridgestone Corp.	5,200	235,958
Brother Industries Ltd.	2,100	48,859
Calbee, Inc.	800	28,118
Canon, Inc.	8,300	283,613
Casio Computer Co., Ltd.	1,500	21,115
Central Japan Railway Co.	1,100	192,873
Chubu Electric Power Co., Inc.	5,100	63,317
Chugai Pharmaceutical Co., Ltd.	1,800	74,703
Coca-Cola Bottlers Japan, Inc.	1,000	32,437
Concordia Financial Group Ltd.	10,300	50,903

	Number of Shares	Value†

Japan — (continued)
Credit Saison Co., Ltd.	1,000	$20,751
Cyberdyne, Inc.*	1,000	13,322
Dai Nippon Printing Co., Ltd.	2,000	47,865
Daicel Corp.	2,000	24,101
Daiichi Sankyo Co., Ltd.	4,200	94,731
Daikin Industries Ltd.	1,900	192,406
Daito Trust Construction Co., Ltd.	500	91,091
Daiwa House Industry Co., Ltd.	4,500	155,366
Daiwa House REIT Investment Corp.	11	26,336
Daiwa Securities Group, Inc.	13,000	73,627
DeNA Co., Ltd.	800	17,930
Denso Corp.	3,700	187,195
Dentsu, Inc.	1,800	79,022
Disco Corp.	200	40,684
Don Quijote Holdings Co., Ltd.	800	29,896
East Japan Railway Co.	2,600	239,956
Eisai Co., Ltd.	2,000	102,662
Electric Power Development Co., Ltd.	1,000	25,114
FamilyMart Co., Ltd.	700	36,890
FANUC Corp.	1,500	303,799
Fast Retailing Co., Ltd.	400	117,983
Fuji Electric Co., Ltd.	4,000	22,182
FUJIFILM Holdings Corp.	3,300	128,070
Fujitsu Ltd.	15,000	111,429
Fukuoka Financial Group, Inc.	6,000	27,727
Hakuhodo DY Holdings, Inc.	1,500	19,702
Hamamatsu Photonics K.K.	1,000	30,216
Hankyu Hanshin Holdings, Inc.	1,800	68,305
Hikari Tsushin, Inc.	200	25,061
Hino Motors Ltd.	2,000	24,457
Hirose Electric Co., Ltd.	210	29,561
Hisamitsu Pharmaceutical Co., Inc.	400	19,196
Hitachi Chemical Co., Ltd.	1,000	27,416
Hitachi Construction Machinery Co., Ltd.	1,000	29,638
Hitachi High-Technologies Corp.	500	18,129
Hitachi Ltd.	38,000	267,765
Hitachi Metals Ltd.	2,000	27,834
Honda Motor Co., Ltd.	13,400	396,790
Hoshizaki Electric Co., Ltd.	500	43,946
Hoya Corp.	3,000	161,964
Hulic Co., Ltd.	2,500	24,506
Idemitsu Kosan Co., Ltd.	900	25,394
IHI Corp.	1,200	41,697
Iida Group Holdings Co., Ltd.	1,000	17,827
Inpex Corp.	7,200	76,495
Isetan Mitsukoshi Holdings Ltd.	2,500	26,105
Isuzu Motors Ltd.	4,500	59,627
ITOCHU Corp.	12,000	196,543
J. Front Retailing Co., Ltd.	2,000	27,638
Japan Airlines Co., Ltd.	1,000	33,841
Japan Airport Terminal Co., Ltd.	300	10,691
Japan Exchange Group, Inc.	4,000	70,775
Japan Post Bank Co., Ltd.	3,000	37,058
Japan Post Holdings Co., Ltd.	12,300	145,272
Japan Prime Realty Investment Corp.	8	26,732
Japan Real Estate Investment Corp.	10	48,078

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Japan Retail Fund Investment Corp.	20	$35,885
Japan Tobacco, Inc.	8,600	281,865
JFE Holdings, Inc.	3,800	74,210
JGC Corp.	2,000	32,366
JSR Corp.	1,800	34,200
JTEKT Corp.	1,500	20,769
JXTG Holdings, Inc.	24,090	123,934
Kajima Corp.	7,000	69,549
Kakaku.com, Inc.	1,100	14,018
Kamigumi Co., Ltd.	1,000	23,150
Kaneka Corp.	2,000	15,534
Kansai Paint Co., Ltd.	1,400	35,235
Kao Corp.	3,900	229,442
Kawasaki Heavy Industries Ltd.	1,000	33,148
KDDI Corp.	14,400	379,692
Keihan Holdings Co., Ltd.	600	17,569
Keikyu Corp.	2,000	40,542
Keio Corp.	1,000	41,235
Keisei Electric Railway Co., Ltd.	1,000	27,683
Keyence Corp.	782	415,237
Kikkoman Corp.	1,000	30,749
Kintetsu Group Holdings Co., Ltd.	1,600	59,507
Kirin Holdings Co., Ltd.	6,800	160,021
Kobe Steel Ltd.	2,600	29,714
Koito Manufacturing Co., Ltd.	1,000	62,742
Komatsu Ltd.	7,300	207,663
Konami Corp.	700	33,655
Konica Minolta, Inc.	4,000	32,846
Kose Corp.	200	22,910
Kubota Corp.	8,200	149,061
Kuraray Co., Ltd.	3,100	57,964
Kurita Water Industries Ltd.	800	23,106
Kyocera Corp.	2,600	161,326
Kyowa Hakko Kirin Co., Ltd.	2,000	34,019
Kyushu Electric Power Co., Inc.	2,900	30,798
Kyushu Financial Group, Inc.	3,000	18,449
Kyushu Railway Co.	1,200	35,672
Lawson, Inc.	400	26,483
LINE Corp.*	300	10,838
Lion Corp.	2,000	36,507
LIXIL Group Corp.	2,300	61,034
M3, Inc.	1,700	48,420
Mabuchi Motor Co., Ltd.	400	20,013
Makita Corp.	1,600	64,483
Marubeni Corp.	13,000	88,785
Marui Group Co., Ltd.	1,500	21,475
Maruichi Steel Tube Ltd.	300	8,731
Mazda Motor Corp.	4,500	68,985
McDonald’s Holdings Co., Japan Ltd.	700	30,980
Mebuki Financial Group, Inc.	7,020	27,138
Medipal Holdings Corp.	1,700	29,521
MEIJI Holdings Co., Ltd.	900	71,344
MINEBEA MITSUMI, Inc.	3,000	46,923
Miraca Holdings, Inc.	400	18,591
MISUMI Group, Inc.	2,200	57,930
Mitsubishi Chemical Holdings Corp.	10,800	102,889

	Number of Shares	Value†

Japan — (continued)
Mitsubishi Corp.	11,800	$274,276
Mitsubishi Electric Corp.	15,300	239,035
Mitsubishi Estate Co., Ltd.	10,000	173,873
Mitsubishi Gas Chemical Co., Inc.	1,500	35,152
Mitsubishi Heavy Industries Ltd.	2,400	94,891
Mitsubishi Materials Corp.	900	31,113
Mitsubishi Motors Corp.	5,200	41,129
Mitsubishi Tanabe Pharma Corp.	1,900	43,564
Mitsubishi UFJ Financial Group, Inc.	93,700	608,457
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	24,364
Mitsui & Co., Ltd.	13,300	196,560
Mitsui Chemicals, Inc.	1,400	42,551
Mitsui Fudosan Co., Ltd.	7,000	151,789
Mitsui OSK Lines Ltd.	1,000	30,304
Mixi, Inc.	300	14,477
Mizuho Financial Group, Inc.	186,280	326,290
MS&AD Insurance Group Holdings, Inc.	3,690	118,808
Murata Manufacturing Co., Ltd.	1,500	220,484
Nabtesco Corp.	900	33,433
Nagoya Railroad Co., Ltd.	1,400	30,146
NEC Corp.	2,100	56,921
Nexon Co., Ltd.*	1,500	39,138
NGK Insulators Ltd.	2,000	37,467
NGK Spark Plug Co., Ltd.	1,400	29,798
NH Foods Ltd.	1,000	27,505
Nidec Corp.	1,900	233,353
Nikon Corp.	2,900	50,281
Nintendo Co., Ltd.	900	332,406
Nippon Building Fund, Inc.	10	49,856
Nippon Electric Glass Co., Ltd.	800	30,962
Nippon Express Co., Ltd.	600	39,085
Nippon Paint Holdings Co., Ltd.	1,300	44,190
Nippon Prologis REIT, Inc.	15	31,606
Nippon Steel & Sumitomo Metal Corp.	5,917	135,850
Nippon Telegraph & Telephone Corp.	5,400	247,481
Nippon Yusen K.K.*	1,300	27,022
Nissan Chemical Industries Ltd.	1,000	35,192
Nissan Motor Co., Ltd.	18,100	179,271
Nisshin Seifun Group, Inc.	1,815	30,405
Nissin Foods Holdings Co., Ltd.	500	30,393
Nitori Holdings Co., Ltd.	600	85,794
Nitto Denko Corp.	1,300	108,390
NOK Corp.	1,000	22,395
Nomura Holdings, Inc.	28,500	159,565
Nomura Real Estate Holdings, Inc.	1,000	21,311
Nomura Real Estate Master Fund, Inc.	28	36,404
Nomura Research Institute Ltd.	1,210	47,206
NSK Ltd.	3,000	40,444
NTT Data Corp.	5,000	53,499
NTT DOCOMO, Inc.	10,600	242,144
Obayashi Corp.	5,000	59,942
Obic Co., Ltd.	500	31,460
Odakyu Electric Railway Co., Ltd.	2,500	47,434
Oji Holdings Corp.	6,000	32,366
Olympus Corp.	2,200	74,490
Omron Corp.	1,600	81,475

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Ono Pharmaceutical Co., Ltd.	3,500	$79,300
Oracle Corp. Japan	300	23,568
Oriental Land Co., Ltd.	1,700	129,534
ORIX Corp.	10,600	170,928
Osaka Gas Co., Ltd.	3,200	59,493
Otsuka Corp.	400	25,630
Otsuka Holdings Co., Ltd.	2,900	115,227
Panasonic Corp.	17,500	253,577
Park24 Co., Ltd.	800	19,480
Pola Orbis Holdings, Inc.	800	24,208
Rakuten, Inc.	7,300	79,601
Recruit Holdings Co., Ltd.	8,700	188,419
Renesas Electronics Corp.*	3,900	42,492
Resona Holdings, Inc.	17,800	91,432
Ricoh Co., Ltd.	5,000	48,611
Rinnai Corp.	300	25,674
Rohm Co., Ltd.	800	68,536
Ryohin Keikaku Co., Ltd.	200	58,920
Sankyo Co., Ltd.	400	12,762
Santen Pharmaceutical Co., Ltd.	3,000	47,270
SBI Holdings, Inc.	1,710	25,743
Secom Co., Ltd.	1,700	123,914
Sega Sammy Holdings, Inc.	1,200	16,764
Seibu Holdings, Inc.	1,600	27,329
Seiko Epson Corp.	2,200	53,238
Sekisui Chemical Co., Ltd.	3,000	59,027
Sekisui House Ltd.	4,600	77,529
Seven & I Holdings Co., Ltd.	5,900	227,821
Seven Bank Ltd.	5,300	19,123
Sharp Corp/Japan*	1,200	36,205
Shimadzu Corp.	2,000	39,387
Shimamura Co., Ltd.	200	23,995
Shimano, Inc.	600	79,929
Shimizu Corp.	5,000	55,410
Shin-Etsu Chemical Co., Ltd.	3,000	268,207
Shinsei Bank Ltd.	1,400	22,407
Shionogi & Co., Ltd.	2,300	125,726
Shiseido Co., Ltd.	3,000	120,027
Showa Shell Sekiyu K.K.	1,000	11,509
SMC Corp.	400	141,089
SoftBank Corp.	6,400	516,664
Sohgo Security Services Co., Ltd.	500	22,928
Sompo Holdings, Inc.	2,625	102,131
Sony Corp.	9,900	368,286
Sony Financial Holdings, Inc.	1,200	19,686
Stanley Electric Co., Ltd.	1,300	44,537
Start Today Co., Ltd.	1,500	47,523
Subaru Corp.	4,900	176,796
Sumitomo Chemical Co., Ltd.	12,000	74,970
Sumitomo Corp.	9,400	135,205
Sumitomo Dainippon Pharma Co., Ltd.	1,400	18,215
Sumitomo Electric Industries Ltd.	5,900	96,372
Sumitomo Heavy Industries Ltd.	1,000	40,080
Sumitomo Metal Mining Co., Ltd.	2,000	64,235
Sumitomo Mitsui Financial Group, Inc.	10,400	399,271
Sumitomo Mitsui Trust Holdings, Inc.	2,543	91,776

	Number of Shares	Value†

Japan — (continued)
Sumitomo Realty & Development Co., Ltd.	3,000	$90,780
Sumitomo Rubber Industries Ltd.	1,200	21,990
Sundrug Co., Ltd.	600	24,848
Suntory Beverage & Food Ltd.	1,000	44,523
Suruga Bank Ltd.	1,600	34,495
Suzuken Co., Ltd.	440	15,641
Suzuki Motor Corp.	2,800	146,862
Sysmex Corp.	1,200	76,570
T&D Holdings, Inc.	4,300	62,422
Taiheiyo Cement Corp.	800	30,891
Taisei Corp.	1,600	83,892
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,768
Taiyo Nippon Sanso Corp.	1,000	11,837
Takashimaya Co., Ltd.	2,000	18,734
Takeda Pharmaceutical Co., Ltd.	5,600	309,250
TDK Corp.	1,000	67,896
Teijin Ltd.	1,200	23,653
Terumo Corp.	2,500	98,312
The Bank of Kyoto Ltd.	600	30,500
The Chiba Bank Ltd.	5,000	35,770
The Chugoku Bank Ltd.	1,000	13,704
The Chugoku Electric Power Co., Inc.	2,100	22,302
The Dai-ichi Life Insurance Co., Ltd.	8,500	152,513
The Hachijuni Bank Ltd.	4,000	24,990
The Hiroshima Bank Ltd.	2,000	16,192
The Kansai Electric Power Co., Inc.	5,900	75,477
The Shizuoka Bank Ltd.	4,000	35,974
The Yokohama Rubber Co., Ltd.	1,000	20,618
THK Co., Ltd.	1,000	34,037
Tobu Railway Co., Ltd.	1,400	38,445
Toho Co., Ltd.	900	31,393
Toho Gas Co., Ltd.	600	17,569
Tohoku Electric Power Co., Inc.	3,500	44,510
Tokio Marine Holdings, Inc.	5,400	211,249
Tokyo Electric Power Co., Inc.*	12,200	49,223
Tokyo Electron Ltd.	1,200	184,279
Tokyo Gas Co., Ltd.	3,000	73,530
Tokyo Tatemono Co., Ltd.	1,500	19,182
Tokyu Corp.	4,000	56,627
Tokyu Fudosan Holdings Corp.	4,000	24,137
Toppan Printing Co., Ltd.	4,000	39,671
Toray Industries, Inc.	11,000	106,701
Toshiba Corp.*	32,000	89,580
Tosoh Corp.	2,500	56,343
TOTO Ltd.	1,000	42,124
Toyo Seikan Group Holdings Ltd.	1,000	16,707
Toyo Suisan Kaisha Ltd.	600	22,048
Toyoda Gosei Co., Ltd.	400	9,452
Toyota Industries Corp.	1,200	68,998
Toyota Motor Corp.	20,368	1,214,568
Toyota Tsusho Corp.	1,800	59,107
Trend Micro, Inc.	900	44,310
Tsuruha Holdings, Inc.	300	35,859
Unicharm Corp.	3,000	68,678
United Urban Investment Corp.	27	39,543
USS Co., Ltd.	1,500	30,260

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
West Japan Railway Co.	1,300	$90,367
Yahoo Japan Corp.	10,400	49,354
Yakult Honsha Co., Ltd.	700	50,451
Yamada Denki Co., Ltd.	5,300	28,967
Yamaguchi Financial Group, Inc.	2,000	23,408
Yamaha Corp.	1,200	44,257
Yamaha Motor Co., Ltd.	2,400	71,877
Yamato Holdings Co., Ltd.	2,800	56,523
Yamazaki Baking Co., Ltd.	1,000	18,058
Yaskawa Electric Corp.	2,000	63,364
Yokogawa Electric Corp.	2,000	34,055

		26,085,881

Jersey — 0.1%
Randgold Resources Ltd.	746	73,124

Luxembourg — 0.3%
ArcelorMittal*	5,168	133,308
Eurofins Scientific S.E.	87	54,970
Millicom International Cellular S.A.	489	32,270
RTL Group S.A.	294	22,252
SES S.A.	2,712	59,330
Tenaris S.A.	3,987	56,547

		358,677

Macau — 0.0%
Wynn Macau Ltd.	12,400	33,414

Netherlands — 5.9%
ABN AMRO Group N.V.144A @	2,936	87,931
Aegon N.V.	13,389	77,983
AerCap Holdings N.V.*	1,113	56,885
Airbus S.E.	4,576	434,885
Akzo Nobel N.V.	1,950	180,043
Altice N.V. Class A*	3,728	74,661
Altice N.V. Class B*	694	13,862
ASML Holding N.V.	2,888	491,687
Boskalis Westminster	708	24,748
CNH Industrial N.V.	7,476	89,772
EXOR N.V.	848	53,770
Gemalto N.V.	668	29,839
Heineken Holdings N.V.	751	70,564
Heineken N.V.	1,784	176,376
ING Groep N.V.	30,459	561,589
Koninklijke Ahold Delhaize N.V.	9,999	186,957
Koninklijke DSM N.V.	1,417	115,993
Koninklijke KPN N.V.	25,935	89,045
Koninklijke Philips N.V.	7,260	299,718
Koninklijke Vopak N.V.	584	25,611
NN Group N.V.	2,397	100,316
NXP Semiconductors N.V.*	2,696	304,891
QIAGEN N.V.	1,867	58,762
Randstad Holding N.V.	923	57,097
RELX N.V.	7,544	160,581
Royal Dutch Shell PLC, A Shares	34,880	1,050,929
Royal Dutch Shell PLC, B Shares	29,169	896,837
Unilever N.V.	12,722	752,404

	Number of Shares	Value†

Netherlands — (continued)
Wolters Kluwer N.V.	2,305	$106,505

		6,630,241

New Zealand — 0.1%
Auckland International Airport Ltd.	7,613	35,413
Contact Energy Ltd.	7,262	28,849
Fletcher Building Ltd.	4,795	27,673
Mercury NZ Ltd.	4,163	10,193
Meridian Energy Ltd.	7,526	15,465
Ryman Healthcare Ltd.	2,831	18,956
Spark New Zealand Ltd.	16,634	43,854

		180,403

Norway — 0.7%
DNB ASA	7,620	153,558
Gjensidige Forsikring ASA	1,418	24,676
Marine Harvest ASA	2,950	58,337
Norsk Hydro ASA	10,203	74,174
Orkla ASA	6,430	65,959
Schibsted ASA	593	15,278
Schibsted ASA	698	16,476
Statoil ASA	8,870	177,411
Telenor ASA	6,070	128,343
Yara International ASA	1,259	56,386

		770,598

Portugal — 0.2%
Banco Espirito Santo S.A.~	27,017	0
EDP - Energias de Portugal S.A.	18,562	69,874
Galp Energia SGPS, S.A.	4,313	76,437
Jeronimo Martins SGPS, S.A.	2,107	41,562

		187,873

Singapore — 1.4%
Ascendas Real Estate Investment Trust	19,362	37,969
CapitaLand Commercial Trust Ltd.	16,000	19,522
CapitaLand Ltd.	23,000	60,703
CapitaLand Mall Trust	21,700	31,995
City Developments Ltd.	3,000	25,058
ComfortDelGro Corp. Ltd.	20,000	30,668
DBS Group Holdings Ltd.	14,210	218,108
Genting Singapore PLC	54,000	46,577
Global Logistic Properties Ltd.	20,800	50,603
Golden Agri-Resources Ltd.	65,000	17,970
Hutchison Port Holdings Trust	35,100	15,093
Jardine Cycle & Carriage Ltd.	611	17,720
Jardine Matheson Holdings Ltd.	1,600	101,376
Keppel Corp. Ltd.	11,600	55,501
Oversea-Chinese Banking Corp. Ltd.	24,550	201,982
SATS Ltd.	5,300	18,012
Sembcorp Industries Ltd.	9,000	19,639
Singapore Airlines Ltd.	4,000	29,607
Singapore Exchange Ltd.	6,000	32,688
Singapore Press Holdings Ltd.	15,000	30,078
Singapore Technologies Engineering Ltd.	12,000	30,432
Singapore Telecommunications Ltd.	63,200	171,459
StarHub Ltd.	5,000	9,584
Suntec Real Estate Investment Trust	16,000	21,999

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
United Overseas Bank Ltd.	10,337	$179,085
UOL Group Ltd.	4,307	25,783
Wilmar International Ltd.	12,500	29,304

		1,528,515

South Africa — 0.1%
Mediclinic International PLC	2,866	24,963
Mondi PLC	2,860	76,839

		101,802

Spain — 3.4%
Abertis Infraestructuras S.A.	5,393	108,995
ACS Actividades de Construccion y Servicios S.A.	1,874	69,447
Aena SME S.A.144A @	527	95,141
Amadeus IT Holding S.A.	3,476	225,913
Banco Bilbao Vizcaya Argentaria S.A.	52,233	466,770
Banco de Sabadell S.A.	40,310	84,136
Banco Santander S.A.	124,790	871,214
Bankia S.A.	9,035	43,568
Bankinter S.A.	4,820	45,597
CaixaBank	28,028	140,455
Distribuidora Internacional de Alimentacion S.A.	4,084	23,820
Enagas S.A.	1,740	48,996
Endesa S.A.	2,463	55,527
Ferrovial S.A.	3,755	82,658
Gas Natural SDG S.A.	2,914	64,507
Grifols S.A.	2,504	72,951
Iberdrola S.A.	44,752	347,607
Industria de Diseno Textil S.A.	8,641	325,633
Mapfre S.A.	8,177	26,616
Red Electrica Corp. S.A.	3,632	76,323
Repsol S.A.	9,624	177,329
Siemens Gamesa Renewable Energy S.A.	1,855	24,215
Telefonica S.A.	35,081	381,119

		3,858,537

Sweden — 2.9%
Alfa Laval AB	2,088	50,989
Assa Abloy AB	7,608	173,739
Atlas Copco AB, A Shares	3,255	126,205
Atlas Copco AB, B Shares	5,275	223,373
Boliden AB	1,973	66,785
Electrolux AB, B Shares	1,720	58,411
Essity AB, Class B*	4,611	125,452
Getinge AB, B Shares	1,654	31,009
Hennes & Mauritz AB, B Shares	7,521	194,837
Hexagon AB, B Shares	2,081	103,144
Husqvarna AB, B Shares	2,834	29,158
ICA Gruppen AB	521	19,580
Industrivarden AB, C Shares	1,227	31,078
Investor AB, B Shares	3,449	170,356
Kinnevik AB	1,832	59,740
L E Lundbergforetagen AB	301	24,058
Lundin Petroleum AB*	1,488	32,556
Nordea Bank AB	23,722	321,540
Sandvik AB	8,817	152,094

	Number of Shares	Value†

Sweden — (continued)
Securitas AB, B Shares	2,875	$48,147
Skandinaviska Enskilda Banken AB, A Shares	12,133	159,839
Skanska AB, B Shares	2,417	55,997
SKF AB, B Shares	2,667	58,121
Svenska Handelsbanken AB	11,598	175,005
Swedbank AB, A Shares	7,333	202,752
Swedish Match AB	1,496	52,475
Tele2 AB, B Shares	3,292	37,670
Telefonaktiebolaget LM Ericsson, B Shares	23,294	133,760
Telia Co AB	21,208	99,883
Volvo AB, B Shares	11,928	229,923

		3,247,676

Switzerland — 8.8%
ABB Ltd.	15,507	383,371
Adecco S.A.	1,232	95,929
Baloise Holding AG	370	58,537
Barry Callebaut AG	17	26,053
Chocoladefabriken Lindt & Spruengli AG	1	69,345
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	39,939
Cie Financiere Richemont S.A.	4,079	372,790
Coca-Cola HBC AG	1,371	46,388
Credit Suisse Group AG	18,971	300,331
Dufry AG*	255	40,501
EMS-Chemie Holding AG	65	43,228
Ferguson PLC	1,932	126,751
Geberit AG	291	137,664
Givaudan S.A.	71	154,486
Glencore PLC	95,699	438,569
Julius Baer Group Ltd.	1,680	99,410
Kuehne + Nagel International AG	402	74,434
LafargeHolcim Ltd.	3,541	206,971
Lonza Group AG	591	155,020
Nestle S.A.	24,305	2,035,561
Novartis AG	17,433	1,492,431
Pargesa Holding S.A.	272	22,612
Partners Group Holding AG	130	88,202
Roche Holding AG	5,486	1,400,464
Schindler Holding AG	145	31,191
Schindler Holding AG, Participation Certificates	304	67,151
SGS S.A.	43	103,154
Sika AG	16	119,048
Sonova Holding AG	389	66,002
STMicroelectronics N.V.	4,919	95,171
Straumann Holding AG	74	47,532
Swiss Life Holding AG	251	88,414
Swiss Prime Site AG	512	46,026
Swiss Re AG	2,504	226,778
Swisscom AG	202	103,508
The Swatch Group AG	234	97,336
The Swatch Group AG, Registered Shares	366	29,160
UBS Group AG	28,484	486,818
Vifor Pharma AG	381	44,854

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Zurich Insurance Group AG	1,179	$359,660

		9,920,790

United Kingdom — 15.0%
3i Group PLC	7,597	92,943
Admiral Group PLC	1,518	36,960
Anglo American PLC	10,404	186,744
Antofagasta PLC	3,403	43,275
Ashtead Group PLC	3,679	88,688
Associated British Foods PLC	2,872	122,882
AstraZeneca PLC	9,862	654,806
Auto Trader Group PLC144A @	7,720	40,603
Aviva PLC	32,002	220,631
Babcock International Group PLC	1,759	19,505
BAE Systems PLC	25,041	211,899
Barclays PLC	133,569	346,062
Barratt Developments PLC	7,726	63,618
Berkeley Group Holdings PLC	1,009	50,256
BHP Billiton PLC	16,770	295,391
BP PLC	152,761	977,030
British American Tobacco PLC	14,773	924,859
British American Tobacco PLC ADR	3,255	203,275
BT Group PLC	66,205	251,861
Bunzl PLC	2,529	76,825
Burberry Group PLC	3,582	84,478
Capita PLC	4,936	37,370
Carnival PLC	1,402	89,106
Centrica PLC	42,920	107,549
Cobham PLC*	17,778	34,709
Coca-Cola European Partners PLC	1,676	70,271
Compass Group PLC	12,345	261,864
ConvaTec Group PLC144A @	9,109	33,432
Croda International PLC	923	46,913
Diageo PLC	19,661	646,260
Direct Line Insurance Group PLC	9,937	48,415
Dixons Carphone PLC	7,844	20,328
easyJet PLC	1,334	21,755
Fiat Chrysler Automobiles N.V.*	8,353	149,665
Fresnillo PLC	1,565	29,464
G4S PLC	12,521	46,694
GKN PLC	13,828	64,112
GlaxoSmithKline PLC	38,059	759,120
Hammerson PLC	6,716	48,327
Hargreaves Lansdown PLC	1,892	37,522
Hikma Pharmaceuticals PLC	1,108	17,980
HSBC Holdings PLC	156,561	1,546,372
IMI PLC	1,958	32,613
Imperial Brands PLC	7,534	321,442
Inmarsat PLC	3,494	30,128
InterContinental Hotels Group PLC	1,350	71,419
International Consolidated Airlines Group S.A. (London Main Market Exchange)	1,308	10,402
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	3,606	28,725
Intertek Group PLC	1,257	83,916
Intu Properties PLC	8,417	25,998
Investec PLC	4,543	33,177

	Number of Shares	Value†

United Kingdom — (continued)
ITV PLC	27,237	$63,761
J. Sainsbury PLC	12,992	41,417
Johnson Matthey PLC	1,520	69,658
Kingfisher PLC	16,836	67,342
Land Securities Group PLC	5,976	77,871
Legal & General Group PLC	47,123	164,113
Lloyds Banking Group PLC	555,934	504,555
London Stock Exchange Group PLC	2,429	124,661
Marks & Spencer Group PLC	12,979	61,463
Meggitt PLC	5,739	40,066
Merlin Entertainments PLC144A @	5,527	32,994
Micro Focus International PLC	3,425	109,551
National Grid PLC	27,009	334,631
Next PLC	1,131	79,717
Old Mutual PLC	38,468	100,104
Pearson PLC	6,696	54,912
Persimmon PLC	2,313	80,027
Provident Financial PLC	1,152	12,820
Prudential PLC	19,972	478,111
Reckitt Benckiser Group PLC	5,174	472,355
RELX PLC	8,480	186,015
Rio Tinto PLC	9,702	451,513
Rolls-Royce Holdings PLC	12,875	153,029
Royal Bank of Scotland Group PLC*	26,113	93,882
Royal Mail PLC	7,054	36,316
RSA Insurance Group PLC	7,501	62,620
Schroders PLC	1,078	48,464
Segro PLC	8,188	58,807
Severn Trent PLC	1,743	50,753
Sky PLC*	7,899	96,849
Smith & Nephew PLC	7,021	126,822
Smiths Group PLC	2,951	62,360
SSE PLC	8,029	150,301
St James’s Place PLC	4,100	62,961
Standard Chartered PLC*	25,573	254,130
Standard Life Aberdeen PLC	21,859	126,977
Tate & Lyle PLC	3,269	28,407
Taylor Wimpey PLC	25,341	66,386
Tesco PLC*	64,072	160,680
The British Land Co. PLC	7,994	64,486
The Sage Group PLC	8,870	83,022
The Weir Group PLC	1,731	45,579
Travis Perkins PLC	2,061	39,990
Unilever PLC	10,105	584,822
United Utilities Group PLC	5,606	64,190
Vodafone Group PLC	209,469	586,076
W.M. Morrison Supermarkets PLC	17,966	56,358
Whitbread PLC	1,474	74,384
Worldpay Group PLC144A @	15,559	84,856
WPP PLC	10,082	187,112

		16,865,915

TOTAL COMMON STOCKS (Cost $84,351,772)		111,802,447

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	477	$42,497
Fuchs Petrolub S.E.	598	35,402
Henkel AG & Co. KGaA	1,385	188,492
Porsche Automobil Holding S.E.	1,203	76,920
Schaeffler AG	1,280	20,650
Volkswagen AG	1,443	235,355

TOTAL PREFERRED STOCKS (Cost $422,269)		599,316

RIGHTS — 0.0%
Singapore — 0.0%
CapitaLand Commercial Trust*~ (Cost $0)	2,656	572

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $88,101)	88,101	88,101

TOTAL INVESTMENTS — 100.1% (Cost $84,862,142)		$112,490,436

Other Assets & Liabilities — (0.1)%		(154,717)

TOTAL NET ASSETS — 100.0%		$112,335,719

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is 572.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC — Public Limited Company.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$412,064
Aerospace & Defense	1.1%	1,280,611
Agriculture	1.6%	1,831,190
Airlines	0.2%	259,424
Apparel	1.1%	1,238,006
Auto Manufacturers	3.5%	3,929,005
Auto Parts & Equipment	1.4%	1,556,774
Banks	13.8%	15,412,332
Beverages	2.3%	2,524,275
Biotechnology	0.5%	573,825
Building & Real Estate	0.2%	210,031
Building Materials	1.4%	1,612,768

Building-Maintenance Service	— %†	$52,560
Chemicals	3.9%	4,362,178
Commercial Services	1.8%	2,037,763
Computers	0.6%	652,325
Cosmetics & Personal Care	1.7%	1,887,957
Distribution & Wholesale	1.0%	1,120,038
Diversified	— %†	37,969
Diversified Financial Services	2.1%	2,297,683
Diversified Operations	0.2%	218,645
Electric	2.2%	2,472,635
Electrical Components & Equipment	1.3%	1,489,016
Electronics	1.7%	1,859,285
Energy-Alternate Sources	0.3%	294,543
Engineering & Construction	1.6%	1,795,928
Entertainment	0.3%	356,328
Environmental Control	— %†	23,106
Food	4.6%	5,195,224
Food Service	0.1%	87,033
Forest Products & Paper	0.3%	282,946
Gas	1.2%	1,324,875
Hand & Machine Tools	0.6%	611,631
Healthcare Products	1.1%	1,216,415
Healthcare Services	0.4%	439,248
Holding Companies	0.4%	435,287
Home Builders	0.3%	360,005
Home Furnishings	0.7%	793,259
Hotels & Resorts	0.2%	175,289
Household Products & Wares	0.6%	631,134
Industrial	0.1%	153,029
Insurance	5.6%	6,208,580
Internet	0.5%	538,996
Investment Companies	0.3%	355,359
Iron & Steel	0.6%	631,314
Leisure Time	0.3%	379,352
Lodging	0.4%	450,664
Machinery - Construction & Mining	0.5%	586,879
Machinery - Diversified	1.2%	1,322,534
Media	0.9%	975,058
Metal Fabricate/Hardware	0.4%	395,512
Mining	2.5%	2,779,603
Miscellaneous Manufacturing	1.2%	1,354,985
Mixed Industrial/Office	0.3%	375,498
Office & Business Equipment	0.3%	385,462
Oil & Gas	4.9%	5,506,905
Oil & Gas Services	— %†	19,980
Packaging and Containers	0.1%	124,931
Pharmaceuticals	7.4%	8,223,320
Pipelines	0.1%	57,330
Real Estate	1.8%	1,955,877
Real Estate Investment Trusts	1.1%	1,260,221
Real Estate Management Services	0.1%	154,152
Retail	2.7%	3,042,353
Semiconductors	1.3%	1,431,806
Shipbuilding	— %†	20,030
Software	1.4%	1,615,609
Telecommunications	4.6%	5,089,375
Textiles	0.2%	188,318
Toys, Games & Hobbies	0.3%	383,861
Transportation	1.9%	2,146,498
Venture Capital	0.1%	92,943
Water	0.2%	245,503

	100.0%	$111,802,447

†	Rounded.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,632,837	$7,632,837	$—	$—
Austria	302,774	302,774	—	—
Belgium	1,326,774	1,326,774	—	—
Bermuda	73,440	73,440	—	—
China	119,943	119,943	—	—
Denmark	2,090,181	2,090,181	—	—
Finland	1,132,380	1,132,380	—	—
France	11,270,253	11,270,253	—	—
Germany	10,353,696	10,353,696	—	—
Hong Kong	3,556,340	3,556,340	—	—
Ireland	1,133,777	1,133,777	—	—
Israel	521,799	521,799	—	—
Italy	2,444,807	2,444,807	—	—
Japan	26,085,881	26,085,881	—	—
Jersey	73,124	73,124	—	—
Luxembourg	358,677	358,677	—	—
Macau	33,414	33,414	—	—
Netherlands	6,630,241	6,630,241	—	—
New Zealand	180,403	180,403	—	—
Norway	770,598	770,598	—	—
Portugal	187,873	187,873	—	—
Singapore	1,528,515	1,528,515	—	—
South Africa	101,802	101,802	—	—
Spain	3,858,537	3,858,537	—	—
Sweden	3,247,676	3,247,676	—	—
Switzerland	9,920,790	9,920,790	—	—
United Kingdom	16,865,915	16,865,915	—	—

TOTAL COMMON STOCKS	111,802,447	111,802,447	—	—

PREFERRED STOCKS
Germany	599,316	599,316	—	—

RIGHTS	572	—	572	—

SHORT-TERM INVESTMENTS	88,101	88,101	—	—

TOTAL INVESTMENTS	$112,490,436	$112,489,864	$572	$—

OTHER FININCIAL INSTRUMENTS(1)
Futures Contracts	$11,071	$11,071	$—	$—

TOTAL ASSETS-OTHER FINANCIAL INSTRUMENTS	$11,071	$11,071	$—	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $92,956,803 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	12/31/2017	8	50	$1,978	$791,200	$11,071	$—

							$11,071	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Australia — 2.2%
CSL Ltd.	35,134	$3,691,817
Ramsay Health Care Ltd.	90,212	4,407,075

		8,098,892

Belgium — 3.0%
Anheuser-Busch InBev N.V.	91,065	10,902,830

Brazil — 1.1%
Ambev S.A. ADR	603,669	3,978,179

Canada — 7.0%
Alimentation Couche-Tard, Inc., Class B	240,715	10,977,106
Canadian National Railway Co.	90,410	7,490,752
Constellation Software, Inc.	13,275	7,242,495

		25,710,353

China — 5.0%
Alibaba Group Holding Ltd. ADR*	63,456	10,959,486
Tencent Holdings Ltd.	167,004	7,187,611

		18,147,097

France — 5.9%
Essilor International S.A.	35,684	4,417,798
L’Oreal S.A.	18,067	3,841,453
LVMH Moet Hennessy Louis Vuitton S.E.	17,839	4,922,012
Sodexo S.A.	30,820	3,842,938
Teleperformance	31,428	4,691,356

		21,715,557

Germany — 3.5%
SAP S.E.	118,206	12,949,432

India — 8.3%
HDFC Bank Ltd.~	660,256	18,288,545
Housing Development Finance Corp. Ltd.	460,885	12,292,266

		30,580,811

Ireland — 8.1%
Accenture PLC, Class A	49,113	6,633,693
Allied Irish Banks PLC	1,262,396	7,586,909
DCC PLC	62,200	6,038,552
Paddy Power Betfair PLC	94,460	9,424,788

		29,683,942

Israel — 1.0%
Check Point Software Technologies Ltd.*	32,668	3,724,805

Japan — 5.3%
Daito Trust Construction Co., Ltd.	32,961	6,004,892
Keyence Corp.	8,400	4,460,342
Shimano, Inc.	42,300	5,634,988
Unicharm Corp.	142,100	3,253,051

		19,353,273

Mexico — 0.9%
Fomento Economico Mexicano S.A.B. de C.V. ADR	36,037	3,442,615

Netherlands — 7.0%
RELX N.V.	363,835	7,744,555

	Number of Shares	Value†

Netherlands — (continued)
Unilever N.V.	303,783	$17,966,318

		25,710,873

South Africa — 2.0%
Naspers Ltd., N Shares	33,443	7,212,893

Spain — 4.6%
Aena SME S.A.144A @	41,093	7,418,693
Grifols S.A.	196,962	5,738,226
Industria de Diseno Textil S.A.	94,670	3,567,608

		16,724,527

Switzerland — 6.1%
Nestle S.A.	132,287	11,079,130
Roche Holding AG	28,593	7,299,210
UBS Group AG	243,572	4,162,871

		22,541,211

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,072	6,611,504

United Kingdom — 11.6%
British American Tobacco PLC	259,579	16,250,862
Diageo PLC	203,232	6,680,264
Domino’s Pizza Group PLC	1,533,878	6,375,829
Reckitt Benckiser Group PLC	145,761	13,307,110

		42,614,065

United States — 12.7%
Mastercard, Inc., Class A	121,029	17,089,295
Philip Morris International, Inc.	110,445	12,260,500
The Priceline Group, Inc.*	4,938	9,040,589
Visa, Inc., Class A	75,926	7,990,452

		46,380,836

TOTAL COMMON STOCKS (Cost $265,082,545)		356,083,695

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $9,528,240)	9,528,240	9,528,240

TOTAL INVESTMENTS — 99.7% (Cost $274,610,785)		$365,611,935

Other Assets & Liabilities — 0.3%		990,968

TOTAL NET ASSETS — 100.0%		$366,602,903

144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
~	Fair valued security. The total market value of fair valued securities at September 30, 2017 is $18,288,545.
†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 09/30/2017††
United States	15%
United Kingdom	12
India	9
Ireland	8
Canada	7
Netherlands	7
Switzerland	6
Other	36

Total	100%

††%	of total investments as of September 30, 2017

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	8.0%	$28,511,362
Apparel	1.4%	4,922,012
Banks	8.4%	30,038,325
Beverages	7.0%	25,003,888
Biotechnology	1.0%	3,691,817
Commercial Services	4.8%	17,089,295
Computers	3.2%	11,325,049
Cosmetics & Personal Care	7.0%	25,060,822
Diversified Financial Services	5.7%	20,282,718
Electronics	1.3%	4,460,342
Engineering & Construction	2.1%	7,418,693
Entertainment	2.7%	9,424,788
Food	3.1%	11,079,130
Food Service	1.1%	3,842,938
Healthcare Products	1.2%	4,417,798
Healthcare Services	1.2%	4,407,075
Household Products & Wares	3.7%	13,307,110
Internet	7.6%	27,187,686
Leisure Time	1.6%	5,634,988
Media	4.2%	14,957,448
Oil & Gas	1.7%	6,038,552
Pharmaceuticals	3.7%	13,037,436
Real Estate	1.7%	6,004,892
Retail	5.9%	20,920,543
Semiconductors	1.9%	6,611,504
Software	6.7%	23,916,732
Transportation	2.1%	7,490,752

	100.0%	$356,083,695

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS
Australia	$8,098,892	$8,098,892	$—	$—
Belgium	10,902,830	10,902,830	—	—
Brazil	3,978,179	3,978,179	—	—
Canada	25,710,353	25,710,353	—	—
China	18,147,097	18,147,097	—	—
France	21,715,557	21,715,557	—	—
Germany	12,949,432	12,949,432	—	—
India	30,580,811	12,292,266	18,288,545	—
Ireland	29,683,942	29,683,942	—	—
Israel	3,724,805	3,724,805	—	—
Japan	19,353,273	19,353,273	—	—
Mexico	3,442,615	3,442,615	—	—
Netherlands	25,710,873	25,710,873	—	—
South Africa	7,212,893	7,212,893	—	—
Spain	16,724,527	16,724,527	—	—
Switzerland	22,541,211	22,541,211	—	—
Taiwan	6,611,504	6,611,504	—	—
United Kingdom	42,614,065	42,614,065	—	—
United States	46,380,836	46,380,836	—	—
SHORT-TERM INVESTMENTS	9,528,240	9,528,240	—	—
TOTAL INVESTMENTS	$365,611,935	$347,323,390	$18,288,545	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $172,272,786 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 94.7%
Argentina — 2.8%
Banco Macro S.A. ADR	10,914	$1,280,758
Grupo Financiero Galicia S.A. ADR	23,352	1,203,562
MercadoLibre, Inc.	10,120	2,620,372

		5,104,692

Austria — 1.0%
Erste Group Bank AG*	43,890	1,895,710

Brazil — 3.9%
B3 SA—Brasil Bolsa Balcao	217,462	1,638,955
BRF S.A.*	121,829	1,761,763
Lojas Renner S.A.	201,003	2,284,738
Petroleo Brasileiro S.A.*	270,574	1,360,068

		7,045,524

Chile — 1.3%
Banco Santander Chile	5,048,395	375,366
Banco Santander Chile ADR	6,348	188,599
S.A.C.I. Falabella	176,705	1,723,264

		2,287,229

China — 17.6%
AAC Technologies Holdings, Inc.	12,500	209,944
Alibaba Group Holding Ltd. ADR*	31,203	5,389,070
Bank of China Ltd., Class H	7,224,000	3,560,397
China Construction Bank Corp., Class H	3,079,930	2,554,912
China Pacific Insurance Group Co. Ltd., Class H	466,400	2,009,110
CRCC High-Tech Equipment Corp. Ltd.	524,500	172,559
Ctrip.com International Ltd. ADR*	4,300	226,782
JD.com, Inc. ADR*	35,289	1,348,040
NetEase, Inc. ADR	2,215	584,339
New Oriental Education & Technology Group, Inc ADR	11,259	993,719
PetroChina Co. Ltd., Class H	1,006,000	637,475
Shenzhou International Group Holdings Ltd.	132,000	1,034,154
TAL Education Group ADR	43,272	1,458,699
Tencent Holdings Ltd.	267,200	11,499,903
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	166,200	73,190

		31,752,293

Czech Republic — 1.1%
Komercni Banka, A.S.	47,440	2,071,724

Egypt — 0.6%
Commercial International Bank Egypt SAE	244,884	1,132,433

Germany — 0.8%
adidas AG	6,640	1,502,064

Hong Kong — 3.8%
AIA Group Ltd.	238,200	1,756,403
China Mengniu Dairy Co. Ltd.*	289,000	808,368
China Mobile Ltd.	148,500	1,504,656
China Overseas Land & Investment Ltd.	120,000	390,189
China Unicom Hong Kong Ltd.*	502,000	697,901
CSPC Pharmaceutical Group Ltd.	542,000	907,543
Sino Biopharmaceutical Ltd.	773,000	817,372

		6,882,432

	Number of Shares	Value†

Hungary — 1.3%
OTP Bank PLC	61,825	$2,319,657

India — 9.4%
Ashok Leyland Ltd.	1,018,655	1,919,725
Bharat Petroleum Corp. Ltd.	257,871	1,860,603
Housing Development Finance Corp. Ltd.	76,786	2,047,960
ICICI Bank Ltd.	175,218	741,967
ICICI Bank Ltd. ADR	88,100	754,136
IndusInd Bank Ltd.	90,517	2,331,104
Marico Ltd.	434,031	2,064,837
Maruti Suzuki India Ltd.	15,486	1,891,463
Shree Cement Ltd.	6,395	1,819,041
Zee Entertainment Enterprises Ltd.	205,134	1,633,346

		17,064,182

Indonesia — 5.0%
Astra International Tbk PT	2,527,700	1,482,577
Bank Mandiri Persero Tbk PT	3,195,800	1,595,646
Bumi Serpong Damai Tbk PT	5,564,500	731,247
Semen Indonesia Persero Tbk PT	1,792,900	1,347,770
Telekomunikasi Indonesia Persero Tbk PT	4,886,500	1,697,885
Unilever Indonesia Tbk PT	371,900	1,352,276
XL Axiata Tbk PT*	2,884,175	800,862

		9,008,263

Malaysia — 4.1%
Genting Malaysia Bhd	1,292,700	1,647,063
IHH Healthcare Bhd	1,242,200	1,691,569
Malayan Banking Bhd	633,201	1,429,107
Malaysia Airports Holdings Bhd	529,400	1,065,696
Sime Darby Bhd	699,200	1,493,614

		7,327,049

Mexico — 5.0%
Alsea S.A.B.de C.V.	230,087	848,833
Cemex S.A.B. de C.V. ADR*	218,904	1,987,648
Fomento Economico Mexicano S.A.B. de C.V. ADR	21,697	2,072,715
Grupo Financiero Banorte S.A.B. de C.V., Series O	525,225	3,616,005
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	44,144	445,413

		8,970,614

Netherlands — 0.7%
Steinhoff International Holdings NV	290,828	1,289,514

Pakistan — 0.7%
Lucky Cement Ltd.	52,800	283,193
United Bank Ltd.	505,100	911,553

		1,194,746

Panama — 0.7%
Copa Holdings S.A., Class A	9,785	1,218,526

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Peru — 1.4%
Credicorp Ltd.	12,182	$2,497,554

Philippines — 2.8%
Ayala Corp.	9,240	176,435
Ayala Land, Inc.	1,687,400	1,444,933
Metropolitan Bank & Trust Co.	1,114,473	1,897,694
SM Investments Corp.	90,650	1,575,684

		5,094,746

Poland — 4.5%
Bank Zachodni WBK S.A.	17,476	1,672,887
CCC S.A.	22,992	1,739,050
LPP S.A.	545	1,220,545
Powszechna Kasa Oszczednosci Bank Polski S.A.*	219,392	2,124,176
Powszechny Zaklad Ubezpieczen SA	102,965	1,297,997

		8,054,655

Portugal — 0.7%
Jeronimo Martins SGPS, S.A.	65,599	1,293,993

Russia — 4.9%
Gazprom PJSC ADR	378,866	1,587,449
Gazprom PJSC ADR	27,132	113,683
Mail.Ru Group Ltd. GDR*	29,852	983,922
MMC Norilsk Nickel PJSC. ADR	41,644	716,901
MMC Norilsk Nickel PJSC. ADR	44,851	771,437
Sberbank of Russia PJSC	90,307	1,285,520
X5 Retail Group N.V. GDR*	43,002	1,930,360
Yandex NV, Class A*	44,795	1,475,995

		8,865,267

South Africa — 2.3%
AVI Ltd.	145,338	1,050,953
Capitec Bank Holdings Ltd.	16,308	1,034,786
Clicks Group Ltd.	73,739	860,713
Naspers Ltd., N Shares	5,318	1,146,972
Novus Holdings Ltd.	1,839	887

		4,094,311

South Korea — 8.6%
CJ Corp.	7,241	1,077,915
Coway Co. Ltd.	10,308	845,988
Hanssem Co. Ltd.	3,712	491,001
Hugel, Inc*	2,242	1,031,201
Hyundai Development Co.	25,464	793,700
Hyundai Motor Co.	8,900	1,169,468
Korea Aerospace Industries Ltd.	26,493	1,010,821
Korea Electric Power Corp.	33,433	1,138,418
Mando Corp.	4,492	998,135
NAVER Corp.	2,857	1,858,353
Samsung Electronics Co. Ltd.	2,320	5,193,592

		15,608,592

Switzerland — 0.5%
DKSH Holding AG	11,117	945,407

	Number of Shares	Value†

Taiwan — 7.7%
Advanced Semiconductor Engineering, Inc.	835,516	$1,022,215
Advantech Co. Ltd.	71,497	509,278
Delta Electronics, Inc.	225,242	1,158,744
Hon Hai Precision Industry Co. Ltd.	387,140	1,340,513
Largan Precision Co. Ltd.	9,000	1,581,915
Nanya Technology Corp.	211,000	597,012
Nien Made Enterprise Co. Ltd	105,000	1,076,870
Taiwan Semiconductor Manufacturing Co. Ltd.	842,769	6,016,999
Uni-President Enterprises Corp.	279,962	586,255

		13,889,801

United Kingdom — 0.1%
Mondi PLC	8,801	235,848

United States — 1.4%
Samsonite International S.A.	583,200	2,501,050

TOTAL COMMON STOCKS (Cost $129,584,108)		171,147,876

PREFERRED STOCKS — 5.5%
Brazil — 4.4%
Banco Bradesco S.A.	275,988	3,065,614
Itau Unibanco Holding S.A.	238,034	3,269,336
Petroleo Brasileiro S.A.*	325,964	1,578,797

		7,913,747

South Korea — 1.1%
Samsung Electronics Co. Ltd.	1,173	2,111,779

TOTAL PREFERRED STOCKS (Cost $7,728,126)		10,025,526

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $699,139)	699,139	699,139

TOTAL INVESTMENTS — 100.6% (Cost $138,011,373)		$181,872,541

Other Assets & Liabilities — (0.6)%		(1,148,827)

TOTAL NET ASSETS — 100.0%		$180,723,714

†	See Security Valuation Note.
*	Non-income producing security.

GDR — Global Depository Receipt.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.6%	$945,407
Aerospace & Defense	0.6%	1,010,821
Airlines	0.7%	1,218,526
Apparel	2.2%	3,756,763
Auto Manufacturers	2.9%	4,980,656
Auto Parts & Equipment	0.6%	998,135
Banks	22.1%	37,885,880
Beverages	1.2%	2,072,715
Biotechnology	0.6%	1,031,201
Building Materials	3.8%	6,514,522
Commercial Services	1.4%	2,453,305
Computers	0.3%	509,278
Diversified Financial Services	2.8%	4,721,701
Electric	0.7%	1,138,418
Electrical Components & Equipment	0.7%	1,158,744
Electronics	0.9%	1,550,457
Engineering & Construction	1.2%	2,031,955
Food	3.7%	6,380,739
Forest Products & Paper	0.1%	235,848
Healthcare Services	1.0%	1,691,569
Holding Companies	2.1%	3,622,482
Home Furnishings	1.5%	2,626,503
Household Products & Wares	3.5%	5,918,163
Insurance	3.0%	5,063,510
Internet	14.8%	25,402,437
Lodging	1.0%	1,647,063
Machinery — Construction & Mining	— %†	73,190
Media	1.6%	2,780,318
Mining	0.9%	1,488,338
Miscellaneous Manufacturing	0.9%	1,581,915
Oil & Gas	3.3%	5,559,278
Pharmaceuticals	1.0%	1,724,915
Real Estate	1.6%	2,742,804
Retail	6.1%	10,514,859
Semiconductors	7.5%	12,829,818
Software	0.3%	584,339
Telecommunications	2.8%	4,701,304

	100.0%	$171,147,876

†	Rounded.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$171,147,876	$171,147,876	$—	$—
PREFERRED STOCKS	10,025,526	10,025,526	—	—
SHORT-TERM INVESTMENTS	699,139	699,139	—	—

TOTAL INVESTMENTS	$181,872,541	$181,872,541	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(5)	$—	$(5)	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(5)	$—	$(5)	$—

(1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $82,964,014 was transferred from Level 2 into Level 1 at 9/30/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by Emerging Markets Fund at September 30, 2017 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Hong Kong Dollar	Bank of New York	12/29/2017	(646,764)	7.81070	$(82,801)	$(82,805)	$—	(4)
Sell	Hong Kong Dollar	Bank of New York	10/03/2017	(15,460)	7.81049	(1,979)	(1,980)	—	(1)

Total								$0	$(5)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 2.4%
Entertainment — 1.1%
Red Rock Resorts, Inc., Class A	62,527	$1,448,125

Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	25,743	1,787,852

TOTAL COMMON STOCKS (Cost $2,555,421)		3,235,977

REAL ESTATE INVESTMENT TRUSTS — 95.9%
Apartments — 21.5%
American Campus Communities, Inc.	89,131	3,935,134
American Homes 4 Rent, Class A	44,795	972,499
Apartment Investment & Management Co., Class A	96,804	4,245,823
AvalonBay Communities, Inc.	10,204	1,820,598
Camden Property Trust	29,816	2,726,673
Education Realty Trust, Inc.	38,207	1,372,777
Equity Residential	40,403	2,663,770
Essex Property Trust, Inc.	17,037	4,327,909
Starwood Waypoint Homes	18,656	678,519
UDR, Inc.	185,552	7,056,543

		29,800,245

Diversified — 15.1%
Cousins Properties, Inc.	282,427	2,637,868
Crown Castle International Corp.	49,701	4,969,106
Digital Realty Trust, Inc.	49,528	5,860,648
EPR Properties	30,006	2,092,619
Gaming and Leisure Properties, Inc.	55,385	2,043,153
Lamar Advertising Co., Class A	19,843	1,359,841
The GEO Group, Inc.	75,237	2,023,875

		20,987,110

Healthcare — 7.3%
HCP, Inc.	161,765	4,501,920
Healthcare Trust of America, Inc., Class A	144,749	4,313,520
Physicians Realty Trust	76,353	1,353,739

		10,169,179

Hotels & Resorts — 4.1%
Apple Hospitality REIT, Inc.	85,376	1,614,460
Host Hotels & Resorts, Inc.	85,347	1,578,066
Park Hotels & Resorts, Inc.	53,707	1,480,165
RLJ Lodging Trust	47,824	1,052,128

		5,724,819

Industrial — 6.5%
CyrusOne, Inc.	27,969	1,648,213
Gramercy Property Trust	63,351	1,916,368
Prologis, Inc.	86,224	5,471,775

		9,036,356

Manufactured Homes — 3.6%
Equity LifeStyle Properties, Inc.	18,039	1,534,758
Sun Communities, Inc.	39,968	3,424,458

		4,959,216

	Number of Shares	Value†

Office Property — 14.1%
Alexandria Real Estate Equities, Inc.	8,714	$1,036,705
Boston Properties, Inc.	29,241	3,593,134
Corporate Office Properties Trust	67,612	2,219,702
Douglas Emmett, Inc.	82,741	3,261,650
Empire State Realty Trust, Inc., Class A	97,141	1,995,276
Highwoods Properties, Inc.	28,720	1,496,025
Hudson Pacific Properties, Inc.	32,976	1,105,685
Kilroy Realty Corp.	27,951	1,987,875
SL Green Realty Corp.	27,646	2,801,093

		19,497,145

Regional Malls — 7.2%
GGP, Inc.	141,351	2,935,860
Simon Property Group, Inc.	43,693	7,035,010

		9,970,870

Storage & Warehousing — 5.1%
Extra Space Storage, Inc.	41,281	3,299,178
Life Storage, Inc.	11,681	955,623
Public Storage	13,053	2,793,211

		7,048,012

Strip Centers — 6.2%
Brixmor Property Group, Inc.	35,161	661,027
Regency Centers Corp.	47,335	2,936,663
Urban Edge Properties	84,660	2,041,999
Weingarten Realty Investors	92,435	2,933,887

		8,573,576

Telecommunications — 5.2%
Equinix, Inc.	16,038	7,157,759

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $124,957,985)		132,924,287

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,983,880)	1,983,880	1,983,880

TOTAL INVESTMENTS — 99.7% (Cost $129,497,285)		$138,144,144

Other Assets & Liabilities — 0.3%		458,809

TOTAL NET ASSETS — 100.0%		$138,602,953

†	See Security Valuation Note.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$3,235,977	$3,235,977	$—	$—
REAL ESTATE INVESTMENT TRUSTS	132,924,287	132,924,287	—	—
SHORT-TERM INVEST- MENTS	1,983,880	1,983,880	—	—

TOTAL INVEST- MENTS	$138,144,144	$138,144,144	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 55.8%
Penn Series Flexibly Managed Fund*	41,517	$2,111,533
Penn Series Index 500 Fund*	137,202	2,815,377
Penn Series Large Cap Growth Fund*	127,508	2,111,533
Penn Series Large Cap Value Fund*	155,948	4,223,066
Penn Series Large Core Value Fund*	403,812	7,038,443
Penn Series Large Growth Stock Fund*	18,430	703,844
Penn Series Mid Cap Growth Fund*	79,486	1,407,689
Penn Series Mid Cap Value Fund*	136,246	3,519,222
Penn Series Mid Core Value Fund*	153,010	3,519,221
Penn Series Real Estate Securities Fund*	101,370	2,111,533
Penn Series Small Cap Growth Fund*	56,549	2,111,533
Penn Series Small Cap Index Fund*	31,762	703,844
Penn Series Small Cap Value Fund*	59,163	2,111,533
Penn Series SMID Cap Growth Fund*	56,061	1,407,689
Penn Series SMID Cap Value Fund*	133,709	3,519,221

TOTAL AFFILIATED EQUITY FUNDS (Cost $27,934,834)		39,415,281

AFFILIATED FIXED INCOME FUNDS — 9.0%
Penn Series High Yield Bond Fund*	107,704	1,407,689
Penn Series Limited Maturity Bond Fund*	174,651	2,111,533
Penn Series Quality Bond Fund*	193,231	2,815,377

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $6,067,697)		6,334,599

AFFILIATED INTERNATIONAL EQUITY FUNDS — 34.8%
Penn Series Developed International Index Fund*	513,380	7,038,443
Penn Series Emerging Markets Equity Fund*	591,466	7,742,288
Penn Series International Equity Fund*	341,199	9,853,820

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,693,311)		24,634,551

TOTAL INVESTMENTS — 99.6% (Cost $52,695,842)		$70,384,431

Other Assets & Liabilities — 0.4%		302,563

TOTAL NET ASSETS — 100.0%		$70,686,994

*	Non-income producing security.
†	See Security Valuation Note.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$39,415,281	$39,415,281	$—	$—
AFFILIATED FIXED INCOME FUNDS	6,334,599	6,334,599	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	24,634,551	24,634,551	—	—

TOTAL INVESTMENTS	$70,384,431	$70,384,431	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 54.8%
Penn Series Flexibly Managed Fund*	307,891	$15,659,323
Penn Series Index 500 Fund*	508,750	10,439,549
Penn Series Large Cap Growth Fund*	472,806	7,829,662
Penn Series Large Cap Value Fund*	578,262	15,659,323
Penn Series Large Core Value Fund*	1,497,354	26,098,872
Penn Series Large Growth Stock Fund*	68,340	2,609,887
Penn Series Mid Cap Growth Fund*	294,736	5,219,775
Penn Series Mid Cap Value Fund*	404,164	10,439,549
Penn Series Mid Core Value Fund*	453,893	10,439,549
Penn Series Real Estate Securities Fund*	375,884	7,829,662
Penn Series Small Cap Growth Fund*	139,790	5,219,775
Penn Series Small Cap Index Fund*	235,549	5,219,774
Penn Series Small Cap Value Fund*	219,380	7,829,662
Penn Series SMID Cap Growth Fund*	103,938	2,609,887
Penn Series SMID Cap Value Fund*	396,639	10,439,549

TOTAL AFFILIATED EQUITY FUNDS (Cost $93,669,270)		143,543,798

AFFILIATED FIXED INCOME FUNDS — 17.9%
Penn Series High Yield Bond Fund*	399,371	5,219,775
Penn Series Limited Maturity Bond Fund*	1,295,229	15,659,323
Penn Series Quality Bond Fund*	1,791,275	26,098,872

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,974,405)		46,977,970

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.9%
Penn Series Developed International Index Fund*	1,332,546	18,269,211
Penn Series Emerging Markets Equity Fund*	1,595,042	20,879,098
Penn Series International Equity Fund*	1,084,441	31,318,647

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $51,629,742)		70,466,956

TOTAL INVESTMENTS — 99.6% (Cost $188,273,417)		$260,988,724

Other Assets & Liabilities — 0.4%		1,058,137

TOTAL NET ASSETS — 100.0%		$262,046,861

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$143,543,798	$143,543,798	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,977,970	46,977,970	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	70,466,956	70,466,956	—	—

TOTAL INVEST- MENTS	$260,988,724	$260,988,724	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 42.9%
Penn Series Flexibly Managed Fund*	400,044	$20,346,249
Penn Series Index 500 Fund*	495,766	10,173,124
Penn Series Large Cap Growth Fund*	409,546	6,782,083
Penn Series Large Cap Value Fund*	375,669	10,173,124
Penn Series Large Core Value Fund*	1,361,864	23,737,290
Penn Series Large Growth Stock Fund*	88,794	3,391,042
Penn Series Mid Cap Growth Fund*	382,952	6,782,083
Penn Series Mid Cap Value Fund*	393,849	10,173,124
Penn Series Mid Core Value Fund*	737,183	16,955,207
Penn Series Real Estate Securities Fund*	325,592	6,782,083
Penn Series Small Cap Growth Fund*	90,815	3,391,042
Penn Series Small Cap Index Fund*	306,051	6,782,083
Penn Series Small Cap Value Fund*	285,041	10,173,124
Penn Series SMID Cap Growth Fund*	135,047	3,391,041
Penn Series SMID Cap Value Fund*	257,678	6,782,083

TOTAL AFFILIATED EQUITY FUNDS (Cost $92,263,100)		145,814,782

AFFILIATED FIXED INCOME FUNDS — 38.0%
Penn Series High Yield Bond Fund*	778,357	10,173,124
Penn Series Limited Maturity Bond Fund*	2,524,348	30,519,373
Penn Series Quality Bond Fund*	6,051,275	88,167,078

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $114,380,937)		128,859,575

AFFILIATED INTERNATIONAL EQUITY FUNDS — 19.0%
Penn Series Developed International Index Fund*	1,236,704	16,955,208
Penn Series Emerging Markets Equity Fund*	1,295,279	16,955,207
Penn Series International Equity Fund*	1,056,765	30,519,373

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,039,849)		64,429,788

TOTAL INVESTMENTS — 99.9% (Cost $250,683,886)		$339,104,145

Other Assets & Liabilities — 0.1%		230,929

TOTAL NET ASSETS — 100.0%		$339,335,074

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$145,814,782	$145,814,782	$—	$—
AFFILIATED FIXED INCOME FUNDS	128,859,575	128,859,575	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	64,429,788	64,429,788	—	—

TOTAL INVESTMENTS	$339,104,145	$339,104,145	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.7%
Penn Series Flexibly Managed Fund*	153,007	$7,781,922
Penn Series Index 500 Fund*	94,809	1,945,480
Penn Series Large Cap Growth Fund*	117,481	1,945,481
Penn Series Large Cap Value Fund*	107,763	2,918,221
Penn Series Large Core Value Fund*	390,659	6,809,181
Penn Series Mid Cap Value Fund*	37,659	972,740
Penn Series Mid Core Value Fund*	84,586	1,945,480
Penn Series Real Estate Securities Fund*	93,398	1,945,481
Penn Series Small Cap Index Fund*	43,896	972,740
Penn Series Small Cap Value Fund*	54,511	1,945,480
Penn Series SMID Cap Value Fund*	36,958	972,740

TOTAL AFFILIATED EQUITY FUNDS (Cost $20,179,352)		30,154,946

AFFILIATED FIXED INCOME FUNDS — 56.5%
Penn Series High Yield Bond Fund*	223,276	2,918,221
Penn Series Limited Maturity Bond Fund*	1,528,707	18,482,064
Penn Series Quality Bond Fund*	2,336,713	34,045,906

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $48,969,650)		55,446,191

AFFILIATED INTERNATIONAL EQUITY FUNDS — 11.9%
Penn Series Developed International Index Fund*	212,853	2,918,221
Penn Series Emerging Markets Equity Fund*	222,935	2,918,220
Penn Series International Equity Fund*	202,093	5,836,441

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,228,551)		11,672,882

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $50,650)	50,650	50,650

TOTAL INVESTMENTS — 99.2% (Cost $77,428,203)		$97,324,669

Other Assets & Liabilities — 0.8%		771,255

TOTAL NET ASSETS — 100.0%		$98,095,924

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$30,154,946	$30,154,946	$—	$—
AFFILIATED FIXED INCOME FUNDS	55,446,191	55,446,191	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	11,672,882	11,672,882	—	—
SHORT-TERM INVESTMENTS	50,650	50,650	—	—

TOTAL INVESTMENTS	$97,324,669	$97,324,669	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2017 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.8%
Penn Series Flexibly Managed Fund*	92,663	$4,712,844
Penn Series Index 500 Fund*	28,709	589,105
Penn Series Large Cap Value Fund*	21,754	589,106
Penn Series Large Core Value Fund*	168,992	2,945,528
Penn Series Mid Core Value Fund*	51,227	1,178,211
Penn Series Real Estate Securities Fund*	28,282	589,106

TOTAL AFFILIATED EQUITY FUNDS (Cost $8,064,630)		10,603,900

AFFILIATED FIXED INCOME FUNDS — 76.1%
Penn Series High Yield Bond Fund*	135,219	1,767,317
Penn Series Limited Maturity Bond Fund*	1,413,074	17,084,061
Penn Series Quality Bond Fund*	1,819,475	26,509,749

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $40,764,499)		45,361,127

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	85,938	1,178,211
Penn Series Emerging Markets Equity Fund*	45,004	589,106
Penn Series International Equity Fund*	40,797	1,178,211

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,460,533)		2,945,528

TOTAL INVESTMENTS — 98.8% (Cost $51,289,662)		$58,910,555

Other Assets & Liabilities — 1.2%		730,846

TOTAL NET ASSETS — 100.0%		$59,641,401

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$10,603,900	$10,603,900	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,361,127	45,361,127	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,945,528	2,945,528	—	—

TOTAL INVESTMENTS	$58,910,555	$58,910,555	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended September 30, 2017, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at September 30, 2017 consist of $4,621,676 of equities in the Large Growth Stock Fund, which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  November 20, 2017

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  November 20, 2017

*	Print the name and title of each signing officer under his or her signature.